UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.8%††
Consumer Discretionary — 20.7%
16,545	Amazon.com, Inc.†	$5,334,770
1,020	Brinker International, Inc.	51,806
23,094	Cablevision Systems Corp., Class A(a)	404,376
25,813	CBS Corp., Class B	1,380,995
51,404	Comcast Corp., Class A(a)	2,764,507
841	Darden Restaurants, Inc.	43,278
5,331	DIRECTV†	461,238
1,679	Discovery Communications, Inc., Class A†(a)	63,466
7,415	Discovery Communications, Inc., Class C†	276,431
857	Dollar General Corp.†	52,371
17,955	Ford Motor Co.	265,554
3,680	Gap, Inc. (The)	153,419
3,960	Gentex Corp.	106,009
870	Harley-Davidson, Inc.	50,634
30,503	Home Depot, Inc. (The)	2,798,345
3,169	Jarden Corp.†	190,488
158	John Wiley & Sons, Inc., Class A	8,865
40,997	Johnson Controls, Inc.	1,803,868
42,601	Kate Spade & Co.†	1,117,424
2,110	Kohl's Corp.	128,774
20	Lear Corp.	1,728
11,975	Liberty Interactive Corp., Class A†	341,527
100	LKQ Corp.†	2,659
5,345	Lowe's Cos., Inc.	282,858
4,334	McDonald's Corp.	410,907
475	MGM Resorts International†	10,820
37,325	Michael Kors Holdings, Ltd.†(a)	2,664,632
23,894	NIKE, Inc., Class B	2,131,345
254	NVR, Inc.†(a)	287,025
3,896	Omnicom Group, Inc.	268,279
3,735	Priceline Group, Inc.†	4,327,296
138,751	PulteGroup, Inc.	2,450,343
721	PVH Corp.	87,349
11,164	Ross Stores, Inc.	843,775
1,540	Scripps Networks Interactive, Inc., Class A	120,259
3,633	Service Corp. International	76,802
15,040	Shutterfly, Inc.†	733,050
370	Six Flags Entertainment Corp.	12,724
13,372	Staples, Inc.	161,801
92,499	Starbucks Corp.	6,979,975
3,325	Tesla Motors, Inc.†(a)	806,911
11,237	Time Warner Cable, Inc., Class A	1,612,397
4,195	TJX Cos., Inc.	248,218
47,500	Tractor Supply Co.	2,921,725
3,223	Viacom, Inc., Class B	247,978
28,166	Walt Disney Co. (The)	2,507,619
992	Whirlpool Corp.	144,485
3,110	Wyndham Worldwide Corp.	252,719
262	Wynn Resorts, Ltd.	49,015
3,424	Yum! Brands, Inc.	246,459
		48,689,298
Consumer Staples — 5.6%
9,387	Altria Group, Inc.	431,239
1,085	Archer-Daniels-Midland Co.	55,443
12,825	Avon Products, Inc.(a)	161,595
2,053	Campbell Soup Co.	87,725
22,011	Coca-Cola Co. (The)	938,989
3,675	Coca-Cola Enterprises, Inc.	163,023
299	ConAgra Foods, Inc.	9,879

Shares		Value
Consumer Staples — 5.6% (continued)
11,224	Costco Wholesale Corp.	$1,406,592
1,531	CVS Health Corp.	121,852
8,835	Diageo PLC ADR(a)	1,019,559
12,304	Estee Lauder Cos., Inc. (The), Class A	919,355
375	JM Smucker Co. (The)	37,121
705	Kraft Foods Group, Inc.	39,762
34,425	Monster Beverage Corp.†	3,155,740
6,473	PepsiCo, Inc.	602,572
7,088	Philip Morris International, Inc.	591,139
830	Procter & Gamble Co. (The)	69,504
11,010	Rite Aid Corp.†	53,289
35,034	SABMiller PLC ADR†	1,946,489
1,270	Tyson Foods, Inc., Class A	50,000
1,960	Walgreen Co.	116,169
3,811	Wal-Mart Stores, Inc.	291,427
21,709	WhiteWave Foods Co., Class A†	788,688
		13,057,151
Energy — 5.5%
10,302	Anadarko Petroleum Corp.	1,045,035
890	Baker Hughes, Inc.	57,903
2,585	Cameron International Corp.†	171,592
73,810	Cobalt International Energy, Inc.†	1,003,816
1,197	EOG Resources, Inc.	118,527
54,225	FMC Technologies, Inc.†	2,944,960
57,850	Halliburton Co.	3,731,904
7,775	Kinder Morgan, Inc.(a)	298,093
10,127	Kosmos Energy, Ltd.†	100,865
1,825	Marathon Petroleum Corp.	154,523
5,360	Patterson-UTI Energy, Inc.	174,361
30	Phillips 66	2,439
4,185	RPC, Inc.	91,903
27,757	Schlumberger, Ltd.	2,822,609
235	Southwestern Energy Co.†	8,213
2,930	Superior Energy Services, Inc.	96,309
2,805	Unit Corp.†	164,513
315	Valero Energy Corp.	14,575
		13,002,140
Financials — 6.3%
15,575	Affiliated Managers Group, Inc.†	3,120,607
5,830	Allied World Assurance Co. Holdings AG	214,777
2,859	American Express Co.	250,277
16,013	Ameriprise Financial, Inc.	1,975,684
4,153	Aon PLC	364,093
280	BlackRock, Inc., Class A	91,930
113,075	Charles Schwab Corp. (The)	3,323,274
27,229	CME Group, Inc., Class A	2,177,095
395	Endurance Specialty Holdings, Ltd.	21,796
2,785	Equity Lifestyle Properties, Inc.(b)	117,973
8,785	Erie Indemnity Co., Class A(a)	665,991
38,575	First Republic Bank	1,904,833
681	Hanover Insurance Group, Inc. (The)	41,827
865	Jones Lang LaSalle, Inc.	109,284
3,076	Legg Mason, Inc.	157,368
4,785	Santander Consumer USA Holdings, Inc.	85,221
332	Simon Property Group, Inc.(b)	54,587
61	StanCorp Financial Group, Inc.	3,854
3,005	Validus Holdings, Ltd.(a)	117,616
		14,798,087
Health Care — 15.8%
6,301	Abbott Laboratories	262,058
8,750	AbbVie, Inc.(a)	505,400

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 15.8% (continued)
10	Aetna, Inc.	$810
2,998	Agilent Technologies, Inc.	170,826
9	Alere, Inc.†	349
23,057	Alexion Pharmaceuticals, Inc.†	3,823,312
2,406	AmerisourceBergen Corp., Class A	185,984
5,196	Amgen, Inc.(a)	729,830
2,027	Baxter International, Inc.	145,478
949	Becton Dickinson and Co.	108,006
11,805	Biogen Idec, Inc.†	3,905,212
17,407	Boston Scientific Corp.†	205,577
9,254	Bristol-Myers Squibb Co.	473,620
1,173	Cardinal Health, Inc.	87,881
138,644	Catamaran Corp.†	5,843,845
51,113	Celgene Corp.†	4,844,490
45,750	Cerner Corp.†	2,725,328
2,950	Cigna Corp.	267,535
1,224	DaVita HealthCare Partners, Inc.†	89,523
2,865	Endo International PLC†(a)	195,794
8,284	Express Scripts Holding Co.†	585,099
61,005	Gilead Sciences, Inc.†	6,493,982
2,729	HCA Holdings, Inc.†	192,449
20,238	Hologic, Inc.†	492,390
2,430	Hospira, Inc.†	126,433
2,766	Johnson & Johnson	294,828
2,794	Laboratory Corp. of America Holdings†	284,290
1,884	McKesson Corp.	366,758
4,795	Merck & Co., Inc.	284,247
382	Mettler-Toledo International, Inc.†	97,842
6,767	Mylan, Inc.†	307,831
1,644	PerkinElmer, Inc.	71,678
19,278	Pharmacyclics, Inc.†	2,263,816
1,835	Premier, Inc., Class A†	60,298
2,400	Quest Diagnostics, Inc.(a)	145,632
120	Regeneron Pharmaceuticals, Inc.†	43,262
346	Tenet Healthcare Corp.†(a)	20,549
2,964	United Therapeutics Corp.†(a)	381,319
		37,083,561
Industrials — 9.6%
3,147	3M Co.	445,867
472	AECOM Technology Corp.†(a)	15,930
1	Allegion PLC	48
2,415	AO Smith Corp.	114,181
1,165	Avis Budget Group, Inc.†(a)	63,947
1,608	Babcock & Wilcox Co. (The)(a)	44,525
3,446	Boeing Co. (The)(a)	438,951
20,650	Canadian Pacific Railway, Ltd.	4,284,255
1,561	CH Robinson Worldwide, Inc.(a)	103,526
100	Copa Holdings SA, Class A(a)	10,729
14,325	Cummins, Inc.	1,890,613
4,215	Emerson Electric Co.	263,775
55	Exelis, Inc.	910
55,289	Fastenal Co.	2,482,476
7,862	Hertz Global Holdings, Inc.†(a)	199,616
3,967	Honeywell International, Inc.	369,407
9	Ingersoll-Rand PLC	507
3,115	Landstar System, Inc.	224,872
1,052	Lockheed Martin Corp.	192,285
595	Manpowergroup, Inc.	41,709
310	Norfolk Southern Corp.	34,596
479	Oshkosh Corp.	21,148
12,224	Pentair PLC(a)	800,550
8,642	Pitney Bowes, Inc.	215,964
22,460	Precision Castparts Corp.	5,320,325
6,789	Rollins, Inc.	198,782

Shares		Value
Industrials — 9.6% (continued)
12,520	RR Donnelley & Sons Co.	$206,079
1,125	Spirit AeroSystems Holdings, Inc., Class A†	42,817
870	Spirit Airlines, Inc.†	60,152
39,242	Textron, Inc.	1,412,320
4,164	Union Pacific Corp.	451,461
7,714	United Continental Holdings, Inc.†	360,938
3,270	United Parcel Service, Inc., Class B	321,408
11,524	United Rentals, Inc.†	1,280,316
5,498	United Technologies Corp.	580,589
3	Vectrus, Inc.†	60
705	Waste Management, Inc.	33,509
		22,529,143
Information Technology — 31.6%
2,574	Accenture PLC, Class A	209,318
48,250	Adobe Systems, Inc.†	3,338,418
11,286	Alibaba Group Holding, Ltd. ADR†(a)	1,002,761
11,575	Alliance Data Systems Corp.†	2,873,725
69,159	Apple, Inc.	6,967,769
2,565	ARRIS Group, Inc.†	72,731
2,282	Atmel Corp.†	18,439
2,137	Automatic Data Processing, Inc.	177,542
7,540	Booz Allen Hamilton Holding Corp., Class A	176,436
1,744	Citrix Systems, Inc.†	124,417
1,664	Cognizant Technology Solutions Corp., Class A†	74,497
1,521	CommScope Holding Co., Inc.†	36,367
3,370	Computer Sciences Corp.	206,076
8,903	CoStar Group, Inc.†(a)	1,384,773
375	Diebold, Inc.	13,245
910	DST Systems, Inc.	76,367
22,546	eBay, Inc.†	1,276,780
425	F5 Networks, Inc.†	50,464
106,899	Facebook, Inc., Class A†	8,449,297
1,187	Fidelity National Information Services, Inc.	66,828
4,225	Freescale Semiconductor, Ltd.†(a)	82,514
5,391	Global Payments, Inc.	376,723
10,355	Google, Inc., Class A†	6,092,986
9,824	Google, Inc., Class C†	5,671,985
7,148	Hewlett-Packard Co.	253,540
5,496	International Business Machines Corp.	1,043,306
756	Intuit, Inc.	66,263
4,773	Juniper Networks, Inc.	105,722
890	Lam Research Corp.	66,483
4,635	MasterCard, Inc., Class A	342,619
12,310	MercadoLibre, Inc.(a)	1,337,481
81,053	Micron Technology, Inc.†	2,776,876
35,690	Microsoft Corp.	1,654,588
267	Motorola Solutions, Inc.	16,896
13	NCR Corp.†(a)	434
2,110	NetApp, Inc.	90,646
4,308	ON Semiconductor Corp.†	38,513
29,121	Oracle Corp.	1,114,752
7,859	QUALCOMM, Inc.	587,617
94,297	Rackspace Hosting, Inc.†	3,069,367
74,842	Salesforce.com, Inc.†	4,305,660
21,500	SanDisk Corp.	2,105,925
39,225	Skyworks Solutions, Inc.	2,277,011
2,904	Solera Holdings, Inc.(a)	163,670
15,244	Stratasys, Ltd.†(a)	1,841,170
2,915	Symantec Corp.	68,532
40,256	Trimble Navigation, Ltd.†	1,227,808

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 31.6% (continued)
5,855	Vantiv, Inc., Class A†	$180,920
37,391	Visa, Inc., Class A	7,978,118
24,150	VMware, Inc., Class A†	2,266,236
285	Western Digital Corp.	27,736
18,083	Western Union Co. (The)	290,051
13,653	Xerox Corp.	180,629
70	Zebra Technologies Corp., Class A†	4,968
		74,303,995
Materials — 3.1%
3,392	Ball Corp.(a)	214,612
1,347	Compass Minerals International, Inc.	113,525
5,302	Crown Holdings, Inc.†	236,045
1,394	Dow Chemical Co. (The)	73,101
25,150	Ecolab, Inc.	2,887,975
3,097	EI du Pont de Nemours & Co.	222,241
140	LyondellBasell Industries NV, Class A	15,212
27,004	Monsanto Co.	3,038,220
7,971	Sealed Air Corp.(a)	278,028
417	TimkenSteel Corp.	19,387
984	Vulcan Materials Co.	59,266
		7,157,612
Telecommunication Services — 0.6%
8,743	CenturyLink, Inc.	357,501
2,320	Level 3 Communications, Inc.†(a)	106,094
8,825	Sprint Corp.†(a)	55,950
19,003	Verizon Communications, Inc.	949,960
		1,469,505
Utilities — 0.0%
5,760	AES Corp. (The)	81,677

Total Common Stock
(Cost $168,337,767)		232,172,169

SHORT-TERM INVESTMENTS (c) — 15.8%
2,845,680	Northern Trust Institutional Government Select Portfolio, 0.010%	2,845,680
34,321,350	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	34,321,350

Total Short-Term Investments
(Cost $37,167,030)		37,167,030
Total Investments — 114.6%
(Cost $205,504,797)‡		269,339,199
Other Assets & Liabilities, Net — (14.6)%		(34,399,736)
NET ASSETS — 100.0%		$234,939,463

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $33,583,172.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2014 was $34,321,350.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $254,444.

‡	At September 30, 2014, the tax basis cost of the Portfolio's investments was $205,504,797, and the unrealized appreciation and depreciation were $66,110,674 and $(2,276,272), respectively.

ADR — American Depositary Receipt
Ltd. — Limited PLC — Public Limited Company

As of September 30, 2014, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)
Shares		Value
COMMON STOCK — 98.8%††
Consumer Discretionary — 8.5%
4,623	Apollo Education Group, Inc., Class A†(a)	$116,269
9,071	Cablevision Systems Corp., Class A(a)	158,833
3,900	Columbia Sportswear Co.	139,542
9,430	Comcast Corp., Class A(a)	507,145
530	DeVry Education Group, Inc.	22,689
99	Discovery Communications, Inc., Class A†	3,742
99	Discovery Communications, Inc., Class C†(a)	3,691
15,776	Ford Motor Co.	233,327
8,975	Gannett Co., Inc.	266,288
41,962	General Motors Co.(a)	1,340,266
2,109	Gentex Corp.	56,458
14,075	Goodyear Tire & Rubber Co. (The)	317,884
21,234	Interpublic Group of Cos., Inc. (The)	389,007
90	John Wiley & Sons, Inc., Class A	5,050
239	Johnson Controls, Inc.	10,516
18,179	Kohl's Corp.	1,109,464
2,865	Lear Corp.	247,565
6,450	Macy's, Inc.	375,261
2,075	Magna International, Inc., Class A	196,938
2,099	MGM Resorts International†	47,815
47,700	News Corp., Class A†	779,895
5,085	News Corp., Class B†(a)	82,021
12,938	Omnicom Group, Inc.	890,911
150	PVH Corp.	18,173
3,505	Ross Stores, Inc.	264,908
1,139	Stanley Black & Decker, Inc.	101,132
80,123	Staples, Inc.	969,488
3,222	Thomson Reuters Corp.	117,313
1,187	Time Warner Cable, Inc., Class A	170,323
4,194	Time Warner, Inc.	315,431
515	Time, Inc.†	12,066
8,525	TRW Automotive Holdings Corp.†(a)	863,156
1,793	Walt Disney Co. (The)	159,631
872	Wyndham Worldwide Corp.	70,859
		10,363,057
Consumer Staples — 5.2%
780	Altria Group, Inc.	35,833
1,039	Archer-Daniels-Midland Co.	53,093
4,817	Bunge, Ltd.	405,736
800	Campbell Soup Co.	34,184
3,368	Coca-Cola Enterprises, Inc.	149,405
10,258	CVS Health Corp.	816,434
238	JM Smucker Co. (The)	23,560
10,200	Kellogg Co.	628,320
4,220	Kroger Co. (The)	219,440
3,160	Molson Coors Brewing Co., Class B	235,230
13,571	Mondelez International, Inc., Class A	465,010
1,900	Philip Morris International, Inc.	158,460
10,149	Procter & Gamble Co. (The)	849,877
67,658	Rite Aid Corp.†	327,465
1,118	Safeway, Inc.	38,347
17,832	Tyson Foods, Inc., Class A	702,046
130	Walgreen Co.	7,705
15,997	Wal-Mart Stores, Inc.	1,223,291
		6,373,436
Energy — 12.6%
1,366	Anadarko Petroleum Corp.	138,567
4,375	Apache Corp.	410,681
10,447	Baker Hughes, Inc.	679,682

Shares		Value
Energy — 12.6% (continued)
41,078	BP PLC ADR	$1,805,378
4,469	Cameron International Corp.†(a)	296,652
31,348	Chesapeake Energy Corp.	720,691
7,324	Chevron Corp.	873,900
2,155	Cimarex Energy Co.	272,672
5,789	ConocoPhillips	442,974
1,579	Denbury Resources, Inc.	23,732
7,636	Devon Energy Corp.	520,622
42,118	Exxon Mobil Corp.	3,961,198
890	Hess Corp.	83,945
3,351	Kinder Morgan, Inc.(a)	128,477
2,568	Marathon Oil Corp.	96,531
1,728	Marathon Petroleum Corp.	146,310
8,174	Murphy Oil Corp.	465,182
8,800	Nabors Industries, Ltd.	200,288
7,299	Occidental Petroleum Corp.	701,799
1,099	Phillips 66	89,360
28,614	Royal Dutch Shell PLC ADR, Class A	2,178,384
390	Seventy Seven Energy, Inc.†	9,259
1,199	Superior Energy Services, Inc.	39,411
1,757	Unit Corp.†	103,048
13,834	Valero Energy Corp.	640,099
12,225	Weatherford International PLC†	254,280
		15,283,122
Financials — 32.2%
1,593	Aflac, Inc.	92,792
4,028	Allied World Assurance Co. Holdings AG	148,392
8,070	Allstate Corp. (The)	495,256
4,390	American Capital Agency Corp.(b)	93,287
25,675	American International Group, Inc.	1,386,963
1,853	Ameriprise Financial, Inc.	228,623
38,734	Annaly Capital Management, Inc.(a) (b)	413,679
2,347	Aon PLC	205,761
9,485	Aspen Insurance Holdings, Ltd.(a)	405,673
4,762	Associated Banc-Corp(a)	82,954
5,508	Assurant, Inc.(a)	354,164
8,375	Assured Guaranty, Ltd.	185,590
3,630	AvalonBay Communities, Inc.(a) (b)	511,721
13,675	Axis Capital Holdings, Ltd.	647,238
195,278	Bank of America Corp.	3,329,490
530	Bank of Hawaii Corp.(a)	30,109
2,006	BB&T Corp.	74,643
6,097	Berkshire Hathaway, Inc., Class B†	842,240
280	BlackRock, Inc., Class A	91,930
8,134	Capital One Financial Corp.	663,897
15,650	CBL & Associates Properties, Inc.(b)	280,135
100,224	Chimera Investment Corp.(b)	304,681
1,166	Chubb Corp. (The)	106,199
5,760	CIT Group, Inc.	264,730
46,177	Citigroup, Inc.	2,392,892
9,650	Citizens Financial Group, Inc.†	226,003
8,600	Comerica, Inc.	428,796
11,148	Discover Financial Services	717,820
470	E*Trade Financial Corp.†	10,617
650	East West Bancorp, Inc.	22,100
400	Endurance Specialty Holdings, Ltd.	22,072
1,618	Equity Lifestyle Properties, Inc.(b)	68,538
370	Erie Indemnity Co., Class A(a)	28,050
62,625	Fifth Third Bancorp	1,253,752
3,875	Franklin Resources, Inc.	211,614
7,436	Fulton Financial Corp.	82,391
50,425	Genworth Financial, Inc., Class A†	660,568
6,948	Goldman Sachs Group, Inc. (The)	1,275,444

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 32.2% (continued)
1,189	Hanover Insurance Group, Inc. (The)	$73,028
19,904	Hartford Financial Services Group, Inc.	741,424
10	Healthcare Trust of America, Inc., Class A(a) (b)	116
35,900	Huntington Bancshares, Inc.	349,307
5,350	Invesco, Ltd.	211,218
1,559	Jones Lang LaSalle, Inc.(a)	196,964
53,942	JPMorgan Chase & Co.	3,249,466
5,107	Kemper Corp.	174,404
31,825	KeyCorp	424,227
1,316	Legg Mason, Inc.	67,326
1,100	Lincoln National Corp.	58,938
2,449	Loews Corp.	102,025
10,154	MBIA, Inc.†	93,214
546	Mercury General Corp.	26,650
36,412	MetLife, Inc.	1,956,053
35,744	MFA Financial, Inc.	278,088
33,400	Morgan Stanley	1,154,638
21,008	Old Republic International Corp.	299,994
24	PartnerRe, Ltd.	2,637
8,897	People's United Financial, Inc.	128,740
20,238	PNC Financial Services Group, Inc.	1,731,968
2,169	Popular, Inc.†	63,845
50	Principal Financial Group, Inc.(a)	2,624
22,475	Progressive Corp. (The)	568,168
3,025	Prudential Financial, Inc.	266,019
120	Raymond James Financial, Inc.	6,430
85,575	Regions Financial Corp.	859,173
3,919	RenaissanceRe Holdings, Ltd.(a)	391,861
2,928	Retail Properties of America, Inc., Class A(b)	42,837
3,978	Santander Consumer USA Holdings, Inc.	70,848
12,810	State Street Corp.	942,944
2,550	SVB Financial Group†	285,830
9,580	TCF Financial Corp.	148,777
634	Travelers Cos., Inc. (The)	59,558
21,218	Two Harbors Investment Corp.(b)	205,178
3,863	U.S. Bancorp	161,589
49,775	UBS AG	864,592
634	Vornado Realty Trust(b)	63,375
31,625	Voya Financial, Inc.	1,236,538
2,609	Weingarten Realty Investors(b)	82,184
34,448	Wells Fargo & Co.	1,786,818
10,050	Willis Group Holdings PLC	416,070
19,350	XL Group PLC, Class A	641,840
		39,128,327
Health Care — 12.9%
25,843	Abbott Laboratories	1,074,810
9,225	AbbVie, Inc.(a)	532,836
14,915	Aetna, Inc.	1,208,115
450	Agilent Technologies, Inc.	25,641
623	AmerisourceBergen Corp., Class A	48,158
2,190	Amgen, Inc.(a)	307,607
7,600	Becton Dickinson and Co.	864,956
49,294	Boston Scientific Corp.†	582,162
4,100	Bristol-Myers Squibb Co.	209,838
2,838	Cardinal Health, Inc.	212,623
10,869	Cigna Corp.	985,710
900	DaVita HealthCare Partners, Inc.†	65,826
2,760	Edwards Lifesciences Corp.†	281,934
6,705	Eli Lilly & Co.	434,819
4,907	Express Scripts Holding Co.†	346,581
3,600	Gilead Sciences, Inc.†	383,220

Shares		Value
Health Care — 12.9% (continued)
5,265	HCA Holdings, Inc.†	$371,288
861	Health Net, Inc.†	39,701
6,935	Hologic, Inc.†	168,729
17,744	Johnson & Johnson	1,891,333
3,544	Laboratory Corp. of America Holdings†	360,602
350	LifePoint Hospitals, Inc.†	24,216
2,325	Mallinckrodt PLC†(a)	209,599
158	McKesson Corp.	30,758
180	Medtronic, Inc.	11,151
27,197	Merck & Co., Inc.	1,612,238
1,649	Omnicare, Inc.	102,667
159	PerkinElmer, Inc.	6,933
53,862	Pfizer, Inc.	1,592,699
3,544	Quest Diagnostics, Inc.(a)	215,050
190	Teleflex, Inc.	19,958
10,700	Teva Pharmaceutical Industries, Ltd. ADR	575,125
2,803	Thermo Fisher Scientific, Inc.	341,125
2,312	UnitedHealth Group, Inc.	199,410
2,494	WellPoint, Inc.(a)	298,332
		15,635,750
Industrials — 7.0%
415	AECOM Technology Corp.†	14,006
293	Alliant Techsystems, Inc.	37,398
10,700	American Airlines Group, Inc.	379,636
140	AO Smith Corp.	6,619
865	Babcock & Wilcox Co. (The)(a)	23,952
1,389	Caterpillar, Inc.	137,553
238	CH Robinson Worldwide, Inc.(a)	15,784
10,945	Delta Air Lines, Inc.	395,662
388	Dun & Bradstreet Corp.	45,578
159	Emerson Electric Co.	9,950
182	Exelis, Inc.	3,010
949	FedEx Corp.	153,216
5,219	General Dynamics Corp.	663,283
81,046	General Electric Co.	2,076,399
1,663	Harsco Corp.	35,605
720	Hertz Global Holdings, Inc.†(a)	18,281
872	Huntington Ingalls Industries, Inc.	90,871
79	Ingersoll-Rand PLC	4,452
2,984	L-3 Communications Holdings, Inc., Class 3	354,857
1,665	Lockheed Martin Corp.	304,329
160	Manpowergroup, Inc.	11,216
27,350	Masco Corp.	654,212
2,200	Norfolk Southern Corp.	245,520
2,889	Northrop Grumman Corp.	380,655
1,630	Oshkosh Corp.	71,964
7,825	Parker Hannifin Corp.	893,224
16,654	Pitney Bowes, Inc.	416,183
80	Raytheon Co.	8,130
4,575	RR Donnelley & Sons Co.	75,305
80	Ryder System, Inc.	7,198
11,850	Southwest Airlines Co.	400,174
180	Spirit AeroSystems Holdings, Inc., Class A†	6,851
8,100	United Continental Holdings, Inc.†	378,999
10	Vectrus, Inc.†	197
2,958	Waste Management, Inc.	140,594
		8,460,863
Information Technology — 11.7%
4,525	Amdocs, Ltd.	207,607
939	Arrow Electronics, Inc.†	51,974

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 11.7% (continued)
1,029	AVX Corp.	$13,665
5,007	Booz Allen Hamilton Holding Corp., Class A	117,164
110	Broadcom Corp., Class A	4,446
9,446	Brocade Communications Systems, Inc.	102,678
9,504	CA, Inc.	265,542
40,411	Cisco Systems, Inc.	1,017,145
2,455	Citrix Systems, Inc.†	175,140
1,779	Computer Sciences Corp.	108,786
31,944	Corning, Inc.	617,797
1,279	Diebold, Inc.	45,174
2,419	DST Systems, Inc.	203,002
4,925	Electronic Arts, Inc.†	175,379
2,009	Freescale Semiconductor, Ltd.†(a)	39,236
1,381	Global Payments, Inc.(a)	96,504
86,961	Hewlett-Packard Co.	3,084,507
520	Informatica Corp.†	17,805
3,244	Ingram Micro, Inc., Class A†	83,728
50,767	Intel Corp.	1,767,707
1,539	Jabil Circuit, Inc.	31,041
3,079	Juniper Networks, Inc.	68,200
3,570	Lam Research Corp.	266,679
920	Lexmark International, Inc., Class A	39,100
20,900	Micron Technology, Inc.†	716,034
23,182	Microsoft Corp.	1,074,717
6,984	NetApp, Inc.	300,032
357	Nuance Communications, Inc.†(a)	5,503
5,915	NXP Semiconductor NV†	404,763
7,338	ON Semiconductor Corp.†	65,602
22,675	Oracle Corp.	867,999
3,675	Skyworks Solutions, Inc.	213,334
9,125	Symantec Corp.	214,529
6,850	TE Connectivity, Ltd.	378,736
1,822	Tech Data Corp.†	107,243
1,080	Total System Services, Inc.	33,437
1,159	Vishay Intertechnology, Inc.	16,562
5,869	Western Digital Corp.	571,171
3,868	Western Union Co. (The)	62,043
42,316	Xerox Corp.	559,841
		14,191,552
Materials — 3.0%
12,225	Alcoa, Inc.	196,700
1,901	Ball Corp.(a)	120,276
25,150	Barrick Gold Corp.(a)	368,699
396	Bemis Co., Inc.(a)	15,056
308	Cabot Corp.	15,637
3,620	Crown Holdings, Inc.†	161,163
476	Cytec Industries, Inc.	22,510
11,640	Dow Chemical Co. (The)	610,402
17,434	Freeport-McMoRan Copper & Gold, Inc.	569,220
5,555	LyondellBasell Industries NV, Class A	603,606
2,848	Mosaic Co. (The)	126,480
12,500	Newmont Mining Corp.	288,125
986	Nucor Corp.	53,520
2,916	Owens-Illinois, Inc.†	75,962
4,318	Sealed Air Corp.(a)	150,612
760	Sonoco Products Co.	29,860
330	Steel Dynamics, Inc.	7,461
4,575	United States Steel Corp.	179,203
		3,594,492
Telecommunication Services — 2.3%
38,838	AT&T, Inc.(a)	1,368,651

Shares		Value
Telecommunication Services — 2.3% (continued)
9,728	CenturyLink, Inc.	$397,778
6,500	Level 3 Communications, Inc.†(a)	297,245
48,464	Sprint Corp.†(a)	307,262
6,125	Verizon Communications, Inc.	306,189
7,436	Windstream Holdings, Inc.(a)	80,160
		2,757,285
Utilities — 3.4%
30,917	AES Corp. (The)	438,403
367	AGL Resources, Inc.(a)	18,842
6,886	Ameren Corp.	263,940
1,822	American Electric Power Co., Inc.	95,127
2,898	Atmos Energy Corp.	138,234
2,138	CenterPoint Energy, Inc.	52,317
2,060	Dominion Resources, Inc.	142,326
555	DTE Energy Co.	42,225
10,007	Duke Energy Corp.(a)	748,223
80	Edison International	4,474
11,225	Entergy Corp.	868,029
22,875	Exelon Corp.	779,809
7,448	FirstEnergy Corp.	250,029
840	MDU Resources Group, Inc.	23,360
14	NextEra Energy, Inc.	1,314
730	Northeast Utilities	32,339
190	NRG Energy, Inc.	5,791
629	PG&E Corp.(a)	28,330
1,109	Public Service Enterprise Group, Inc.	41,299
5,927	Questar Corp.	132,113
601	Southern Co. (The)	26,234
380	TECO Energy, Inc.	6,604
720	Vectren Corp.	28,728
485	Wisconsin Energy Corp.	20,855
		4,188,945
Total Common Stock
(Cost $97,355,044)		119,976,829

SHORT-TERM INVESTMENTS (c) — 13.7%
1,262,065	Northern Trust Institutional Government Select Portfolio, 0.010%	1,262,065
15,413,644	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	15,413,644

Total Short-Term Investments
(Cost $16,675,709)		16,675,709
Total Investments — 112.5%
(Cost $114,030,753)‡		136,652,538
Other Assets & Liabilities, Net — (12.5)%		(15,231,617)
NET ASSETS — 100.0%		$121,420,922

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $15,031,863.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2014 was $15,413,644.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $64,892.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

‡	At September 30, 2014, the tax basis cost of the Portfolio’s investments was $114,030,753, and the unrealized appreciation and depreciation were $23,982,728 and $(1,360,943), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of September 30, 2014, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.2%††
Consumer Discretionary — 16.6%
3,754	Asbury Automotive Group, Inc.†(a)	$241,833
210	Ascent Capital Group, Inc., Class A†	12,642
70	Big 5 Sporting Goods Corp.(a)	656
685	Bloomin' Brands, Inc.†(a)	12,563
220	Blue Nile, Inc.†(a)	6,281
540	Bright Horizons Family Solutions, Inc.†	22,712
445	Brown Shoe Co., Inc.	12,073
1,102	Brunswick Corp.	46,438
290	Buffalo Wild Wings, Inc.†	38,938
350	Build-A-Bear Workshop, Inc., Class A†	4,578
3,970	Capella Education Co.	248,522
306	Cheesecake Factory, Inc. (The)	13,923
140	Children's Place Retail Stores, Inc. (The)	6,672
1,440	Columbia Sportswear Co.	51,523
769	Cooper Tire & Rubber Co.	22,070
4	Cracker Barrel Old Country Store, Inc.(a)	413
10,770	Cumulus Media, Inc., Class A†	43,403
582	Dana Holding Corp.	11,157
1,990	Deckers Outdoor Corp.†	193,388
6,465	Denny's Corp.†(a)	45,449
1,120	DineEquity, Inc.	91,381
142	Domino's Pizza, Inc.	10,928
4,230	Dorman Products, Inc.†	169,454
1,475	Entravision Communications Corp., Class A(a)	5,841
1,225	Finish Line, Inc. (The), Class A	30,662
164	Genesco, Inc.†	12,259
680	Gentherm, Inc.†(a)	28,716
4,720	G-III Apparel Group, Ltd.†	391,099
775	Global Sources, Ltd.†	5,200
814	Grand Canyon Education, Inc.†	33,187
10	Group 1 Automotive, Inc.	727
985	Hillenbrand, Inc.	30,427
90	HSN, Inc.	5,523
2,545	Iconix Brand Group, Inc.†	94,012
1,445	Jack in the Box, Inc.	98,535
859	Kirkland's, Inc.†	13,838
13,645	Krispy Kreme Doughnuts, Inc.†	234,148
1,875	La-Z-Boy, Inc., Class Z	37,106
849	Libbey, Inc.†	22,295
167	Lithia Motors, Inc., Class A	12,640
210	Matthews International Corp., Class A	9,217
1,106	MDC Partners, Inc., Class A	21,224
5	Monarch Casino & Resort, Inc.†	60
5,860	Monro Muffler Brake, Inc.	284,386
200	Motorcar Parts of America, Inc.†	5,442
1,205	New York & Co., Inc.†	3,651
1,495	Nutrisystem, Inc.	22,978
1,315	Office Depot, Inc.†	6,759
2,725	Orbitz Worldwide, Inc.†(a)	21,446
676	Papa John's International, Inc.	27,033
470	Penske Automotive Group, Inc.	19,077
594	Pier 1 Imports, Inc.	7,063
350	Pool Corp.	18,872
55	Quiksilver, Inc.†(a)	95
4,033	Red Robin Gourmet Burgers, Inc.†(a)	229,478
510	RetailMeNot, Inc.†(a)	8,242
2,203	Ruth's Hospitality Group, Inc.	24,321
23,445	Sonic Corp.	524,230
1,124	Sotheby's	40,149

Shares		Value
Consumer Discretionary — 16.6% (continued)
7,541	Steven Madden, Ltd.†	$243,047
1,405	Tenneco, Inc.†	73,496
787	Tower International, Inc.†	19,824
10,836	Tuesday Morning Corp.†	210,273
380	Vitamin Shoppe, Inc.†(a)	16,868
100	Weyco Group, Inc.	2,511
185	Zumiez, Inc.†	5,199
		4,208,153
Consumer Staples — 5.3%
619	B&G Foods, Inc., Class A(a)	17,053
324	Cal-Maine Foods, Inc.	28,943
964	Central Garden and Pet Co., Class A†	7,750
99	Coca-Cola Bottling Co.	7,388
159	Craft Brew Alliance, Inc.†	2,290
1,245	Farmer Bros Co.†	36,043
374	Hain Celestial Group, Inc. (The)†	38,279
2,100	Harbinger Group, Inc.†	27,552
3,510	J&J Snack Foods Corp.	328,396
247	Lancaster Colony Corp.	21,064
435	Omega Protein Corp.†(a)	5,438
297	Pantry, Inc. (The)†	6,008
240	Post Holdings, Inc.†	7,963
70	PriceSmart, Inc.	5,995
855	Revlon, Inc., Class A†	27,095
2,367	Rite Aid Corp.†	11,456
494	Sanderson Farms, Inc.	43,447
454	Spectrum Brands Holdings, Inc.	41,101
7,944	TreeHouse Foods, Inc.†	639,492
354	United Natural Foods, Inc.†	21,757
120	WD-40 Co.	8,155
		1,332,665
Energy — 5.0%
40	Adams Resources & Energy, Inc.	1,772
1,830	Alon USA Energy, Inc.(a)	26,279
3,040	Basic Energy Services, Inc.†(a)	65,938
840	Bonanza Creek Energy, Inc.†	47,796
740	CARBO Ceramics, Inc.	43,830
290	Carrizo Oil & Gas, Inc.†	15,608
50	Clayton Williams Energy, Inc.†	4,822
14,250	Comstock Resources, Inc.	265,335
230	Delek US Holdings, Inc.	7,618
460	Diamondback Energy, Inc.†	34,399
4,410	Forest Oil Corp.†	5,160
450	Gastar Exploration, Inc.†	2,641
660	Green Plains, Inc.	24,677
7,770	ION Geophysical Corp.†	21,678
13,945	Matador Resources Co.†	360,478
2,120	Matrix Service Co.†	51,134
264	Oasis Petroleum, Inc.†	11,038
2,817	PDC Energy, Inc.†(a)	141,667
2,310	PetroQuest Energy, Inc.†	12,982
1,680	Pioneer Energy Services Corp.†	23,554
1,810	Rosetta Resources, Inc.†	80,654
385	VAALCO Energy, Inc.†(a)	3,272
580	W&T Offshore, Inc.(a)	6,380
1,270	Willbros Group, Inc.†	10,579
		1,269,291
Financials — 12.4%
310	Aviv, Inc.(b)	8,168
10,830	BancorpSouth, Inc.(a)	218,116
9,790	Bank of the Ozarks, Inc.(a)	308,581
770	BofI Holding, Inc.†	55,987
485	Crawford & Co., Class B	4,001

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 12.4% (continued)
413	Credit Acceptance Corp.†	$52,013
2,420	DuPont Fabros Technology, Inc.(b)	65,437
840	Employers Holdings, Inc.	16,170
494	Encore Capital Group, Inc.†	21,889
345	Enterprise Financial Services Corp.	5,769
490	Evercore Partners, Inc., Class A(a)	23,030
480	Federated National Holding Co.	13,483
3,646	FelCor Lodging Trust, Inc.(a) (b)	34,126
310	Fidelity & Guaranty Life	6,619
80	Financial Engines, Inc.	2,737
80	GAMCO Investors, Inc., Class A	5,659
340	Geo Group, Inc. (The)(b)	12,995
1,509	Greenlight Capital Re, Ltd., Class A†(a)	48,907
85	Hallmark Financial Services, Inc.†(a)	876
210	HFF, Inc., Class A	6,080
7,630	Home BancShares, Inc.	224,398
6,690	Iberiabank Corp.	418,192
5,207	MarketAxess Holdings, Inc.(a)	322,105
2,310	Meridian Bancorp, Inc.†	24,393
6,715	MGIC Investment Corp.†	52,444
1,470	National Health Investors, Inc.(a) (b)	83,996
3,130	Oritani Financial Corp.(a)	44,102
4,120	Pinnacle Financial Partners, Inc.(a)	148,732
622	Portfolio Recovery Associates, Inc.†(a)	32,487
2,400	Potlatch Corp.(b)	96,504
18,330	PrivateBancorp, Inc., Class A	548,250
35	Pzena Investment Management, Inc., Class A(a)	334
3,650	Radian Group, Inc.	52,049
500	Sovran Self Storage, Inc.(b)	37,180
435	State Auto Financial Corp.	8,922
2,552	Strategic Hotels & Resorts, Inc.† (b)	29,731
70	United Fire Group, Inc.	1,944
1,295	Universal Insurance Holdings, Inc.(a)	16,744
70	Virtus Investment Partners, Inc.(a)	12,159
1,860	Washington Real Estate Investment Trust(b)	47,207
1,460	Western Alliance Bancorp†	34,894
175	WisdomTree Investments, Inc.†(a)	1,992
		3,149,402
Health Care — 23.9%
508	Accuray, Inc.†(a)	3,688
1,640	Acorda Therapeutics, Inc.†(a)	55,563
170	Addus HomeCare Corp.†(a)	3,332
130	Aegerion Pharmaceuticals, Inc.†(a)	4,339
7,860	Air Methods Corp.†(a)	436,623
14,239	Akorn, Inc.†(a)	516,449
939	Align Technology, Inc.†(a)	48,528
475	Alliance HealthCare Services, Inc.†	10,740
345	AMAG Pharmaceuticals, Inc.†(a)	11,009
704	Amsurg Corp., Class A†(a)	35,235
40	Anacor Pharmaceuticals, Inc.†(a)	979
80	ANI Pharmaceuticals, Inc.†	2,262
980	Anika Therapeutics, Inc.†(a)	35,927
1,925	Array BioPharma, Inc.†(a)	6,872
320	Biospecifics Technologies Corp.†	11,296
3,480	BioTelemetry, Inc.†(a)	23,351
12,614	Cambrex Corp.†	235,630
8,860	Cantel Medical Corp.	304,607
400	Cardiovascular Systems, Inc.†	9,452
390	Celldex Therapeutics, Inc.†(a)	5,054
7,050	Centene Corp.†(a)	583,105
1,528	Cepheid, Inc.†(a)	67,278
304	CorVel Corp.†	10,351

Shares		Value
Health Care — 23.9% (continued)
249	CryoLife, Inc.	$2,458
604	Cyberonics, Inc.†	30,901
2,660	Depomed, Inc.†	40,405
645	DexCom, Inc.†	25,794
3,718	Dynavax Technologies Corp.†	5,317
1,567	Emergent Biosolutions, Inc.†(a)	33,393
15	ExamWorks Group, Inc.†(a)	491
1,170	Gentiva Health Services, Inc.†(a)	19,633
1,920	Globus Medical, Inc., Class A†	37,766
1,045	Halozyme Therapeutics, Inc.†(a)	9,509
430	Hanger, Inc.†(a)	8,824
2,829	HealthSouth Corp.	104,390
375	HealthStream, Inc.†(a)	9,004
205	Healthways, Inc.†	3,284
7,710	ICON PLC†	441,243
355	Insmed, Inc.†	4,633
130	Insys Therapeutics, Inc.†(a)	5,041
260	Integra LifeSciences Holdings Corp.†	12,906
90	Intercept Pharmaceuticals, Inc.†(a)	21,302
260	IPC The Hospitalist Co., Inc.†(a)	11,645
1,565	Isis Pharmaceuticals, Inc.†	60,769
720	Landauer, Inc.(a)	23,767
6,030	Lannett Co., Inc.†	275,450
18,089	Lexicon Pharmaceuticals, Inc.†	25,505
530	Ligand Pharmaceuticals, Inc., Class B†(a)	24,905
10	Luminex Corp.†(a)	195
710	MacroGenics, Inc.†	14,839
120	Magellan Health, Inc.†	6,568
2,380	Masimo Corp.†	50,646
1,904	MedAssets, Inc.†	39,451
355	Medicines Co. (The)†	7,924
8,030	Medidata Solutions, Inc.†(a)	355,649
3,215	Merge Healthcare, Inc.†	7,073
380	Molina Healthcare, Inc.†(a)	16,074
2,134	Natus Medical, Inc.†	62,974
3,830	Neogen Corp.†	151,285
755	NPS Pharmaceuticals, Inc.†	19,630
490	NuVasive, Inc.†	17,086
1,875	NxStage Medical, Inc.†(a)	24,619
361	Omnicell, Inc.†(a)	9,866
110	Pacira Pharmaceuticals, Inc.†	10,661
2,880	Pain Therapeutics, Inc.†(a)	11,261
7,314	PAREXEL International Corp.†	461,440
3,253	PDL BioPharma, Inc.(a)	24,300
1,840	Pozen, Inc.	13,506
11,759	Prestige Brands Holdings, Inc.†(a)	380,639
1,060	Prothena Corp. PLC†(a)	23,490
130	Providence Service Corp. (The)†	6,289
370	Puma Biotechnology, Inc.†(a)	88,271
1,385	Quality Systems, Inc.	19,071
2,255	Repligen Corp.†	44,897
4,888	Sagent Pharmaceuticals, Inc.†	152,017
1,070	Sangamo BioSciences, Inc.†	11,540
2,013	SciClone Pharmaceuticals, Inc.†(a)	13,870
5,090	Select Medical Holdings Corp.(a)	61,233
1,024	STERIS Corp.	55,255
44	Synageva BioPharma Corp.†(a)	3,026
805	Team Health Holdings, Inc.†	46,682
1,955	Thoratec Corp.†	52,257
355	Triple-S Management Corp., Class B†	7,064
250	U.S. Physical Therapy, Inc.(a)	8,848
615	Vascular Solutions, Inc.†(a)	15,191
250	Volcano Corp.†	2,660

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 23.9% (continued)
846	WellCare Health Plans, Inc.†	$51,048
783	West Pharmaceutical Services, Inc.	35,047
2,090	XOMA Corp.†(a)	8,799
		6,052,246
Industrials — 13.4%
4,650	Accuride Corp.†(a)	17,623
80	Aircastle, Ltd.(a)	1,309
146	Alaska Air Group, Inc.	6,357
10	Allegiant Travel Co., Class A(a)	1,236
260	Altra Industrial Motion Corp.(a)	7,582
3,875	ARC Document Solutions, Inc.†(a)	31,387
40	ArcBest Corp.	1,492
365	Argan, Inc.	12,183
162	Avis Budget Group, Inc.†(a)	8,892
44	Barrett Business Services, Inc.(a)	1,738
2,949	Blount International, Inc.†(a)	44,618
1,364	Brink's Co. (The)	32,791
835	Casella Waste Systems, Inc., Class A†	3,215
160	CLARCOR, Inc.	10,093
875	Commercial Vehicle Group, Inc.†	5,407
54	Corporate Executive Board Co. (The)	3,244
130	Cubic Corp.	6,084
90	Deluxe Corp.	4,964
1,095	Douglas Dynamics, Inc.(a)	21,353
7,690	EnerSys, Inc.(a)	450,942
224	Exponent, Inc.(a)	15,877
475	Franklin Covey Co.†	9,305
1,430	Furmanite Corp.†	9,667
670	Generac Holdings, Inc.†	27,162
950	General Cable Corp.	14,326
567	Gorman-Rupp Co. (The)	17,033
209	H&E Equipment Services, Inc.	8,418
130	Harsco Corp.	2,783
6,010	Healthcare Services Group, Inc.	171,946
1,296	HEICO Corp.	60,523
205	Herman Miller, Inc.	6,119
349	Hexcel Corp.†	13,856
340	Hyster-Yale Materials Handling, Inc.	24,351
1,315	Interface, Inc., Class A	21,224
659	John Bean Technologies Corp.	18,538
19,940	KEYW Holding Corp.†	220,736
880	Kforce, Inc.	17,222
909	Knight Transportation, Inc.	24,898
1,675	Knoll, Inc.	28,994
969	MasTec, Inc.†	29,671
1,945	Matson, Inc.	48,683
5,545	Meritor, Inc.†	60,163
395	Middleby Corp.†	34,811
180	Moog, Inc., Class A†	12,312
128	Mueller Industries, Inc.	3,653
260	Multi-Color Corp.	11,825
200	Nortek, Inc.†	14,900
210	On Assignment, Inc.†	5,638
820	Park-Ohio Holdings Corp.	39,245
520	Patrick Industries, Inc.†	22,027
4,170	Proto Labs, Inc.†	287,730
1,993	Quality Distribution, Inc.†(a)	25,471
1,545	Rexnord Corp.†	43,955
6,270	Saia, Inc.†(a)	310,741
255	SP Plus Corp.†(a)	4,835
240	Spirit Airlines, Inc.†	16,594
180	Standex International Corp.	13,345
2,445	Steelcase, Inc., Class A	39,585
3,134	Swift Transportation Co., Class A†(a)	65,751

Shares		Value
Industrials — 13.4% (continued)
510	Teledyne Technologies, Inc.†	$47,945
1,107	Tennant Co.	74,269
110	Trex Co., Inc.†(a)	3,803
190	TrueBlue, Inc.†	4,799
22,440	Wabash National Corp.†	298,901
6,020	WageWorks, Inc.†	274,091
180	Watts Water Technologies, Inc., Class A	10,485
255	Werner Enterprises, Inc.	6,426
10,690	Wesco Aircraft Holdings, Inc.†	186,006
334	Woodward, Inc.	15,905
505	Xerium Technologies, Inc.†(a)	7,378
		3,406,431
Information Technology — 19.4%
2,512	ACI Worldwide, Inc.†(a)	47,125
504	Advent Software, Inc.(a)	15,906
3,370	Amkor Technology, Inc.†	28,342
683	Anixter International, Inc.	57,946
16,889	Aruba Networks, Inc.†	364,465
2,860	Aspen Technology, Inc.†	107,879
1,320	AVG Technologies NV†	21,886
500	Badger Meter, Inc.	25,225
424	Belden, Inc.	27,145
655	Blackbaud, Inc.(a)	25,735
259	Blucora, Inc.†(a)	3,947
385	BroadSoft, Inc.†	8,101
60	Cabot Microelectronics Corp.†(a)	2,487
120	CACI International, Inc., Class A†	8,552
696	Callidus Software, Inc.†(a)	8,366
1,941	Cardtronics, Inc.†(a)	68,323
623	Cass Information Systems, Inc.(a)	25,792
1,909	Cavium, Inc.†(a)	94,935
10,610	CEVA, Inc.†	142,598
1,269	Ciena Corp.†	21,218
2,850	Cirrus Logic, Inc.†	59,422
1,353	CommVault Systems, Inc.†	68,191
1,235	Comverse, Inc.†(a)	27,578
905	Constant Contact, Inc.†	24,562
16	CoStar Group, Inc.†(a)	2,489
1,022	CSG Systems International, Inc.	26,858
290	Demandware, Inc.†(a)	14,767
2,780	Dice Holdings, Inc.†	23,296
2,030	Diodes, Inc.†	48,558
1,065	DTS, Inc.†(a)	26,891
9,020	Ellie Mae, Inc.†(a)	294,052
550	EnerNOC, Inc.†	9,328
7,480	Envestnet, Inc.†(a)	336,600
980	Euronet Worldwide, Inc.†	46,834
998	Fair Isaac Corp.	54,990
29	FEI Co.(a)	2,187
1,449	Global Cash Access Holdings, Inc.†	9,781
80	Guidewire Software, Inc.†	3,547
554	Hackett Group, Inc. (The)	3,302
2,880	Higher One Holdings, Inc.†(a)	7,114
1,335	iGATE Corp.†	49,021
1,289	Immersion Corp.†	11,059
1,515	Inphi Corp.†	21,786
1,109	InterDigital, Inc.(a)	44,160
9,870	InvenSense, Inc., Class A†(a)	194,735
3,040	Ixia†(a)	27,786
253	j2 Global, Inc.(a)	12,488
2,075	Lionbridge Technologies, Inc.†	9,338
490	Littelfuse, Inc.	41,738
830	LogMeIn, Inc.†(a)	38,238

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 19.4% (continued)
2,700	Manhattan Associates, Inc.†	$90,234
8,533	MAXIMUS, Inc.	342,429
1,109	MaxLinear, Inc., Class A†	7,630
80	Maxwell Technologies, Inc.†	698
1,014	Mentor Graphics Corp.	20,782
290	Methode Electronics, Inc.	10,692
698	Microsemi Corp.†	17,736
1,829	MoneyGram International, Inc.†(a)	22,936
600	MTS Systems Corp.	40,956
162	NETGEAR, Inc.†	5,062
605	NetScout Systems, Inc.†	27,709
620	OmniVision Technologies, Inc.†	16,405
70	PDF Solutions, Inc.†	883
530	Pegasystems, Inc.	10,128
995	Perficient, Inc.†(a)	14,915
240	Plantronics, Inc.	11,467
819	Plexus Corp.†	30,246
3,080	PMC - Sierra, Inc.†(a)	22,977
8,340	Polycom, Inc.†	102,457
540	Power Integrations, Inc.	29,111
110	Proofpoint, Inc.†	4,085
1,310	PTC, Inc.†(a)	48,339
310	Qlik Technologies, Inc.†(a)	8,382
240	Qualys, Inc.†	6,384
3,144	Rambus, Inc.†	39,237
2,567	RF Micro Devices, Inc.†	29,623
365	Rofin-Sinar Technologies, Inc.†	8,417
12,510	Ruckus Wireless, Inc.†	167,134
650	ScanSource, Inc.†	22,483
225	Semtech Corp.†	6,109
2,234	ShoreTel, Inc.†	14,856
90	Shutterstock, Inc.†	6,424
4,223	Silicon Image, Inc.†(a)	21,284
11,000	Silicon Laboratories, Inc.†	447,040
3,608	Sonus Networks, Inc.†	12,339
3,390	SPS Commerce, Inc.†(a)	180,178
480	SS&C Technologies Holdings, Inc.†	21,067
145	Super Micro Computer, Inc.†(a)	4,266
834	Synaptics, Inc.†(a)	61,049
139	Syntel, Inc.†	12,224
4,364	Take-Two Interactive Software, Inc.†	100,678
1,148	TeleTech Holdings, Inc.†	28,218
1,910	Ultra Clean Holdings, Inc.†(a)	17,094
1,775	Unisys Corp.†	41,553
35	VASCO Data Security International, Inc.†(a)	657
344	Verint Systems, Inc.†	19,130
360	Virtusa Corp.†	12,802
1,379	Web.com Group, Inc.†	27,525
569	WEX, Inc.†	62,772
2,108	Zix Corp.†	7,209
		4,910,680
Materials — 1.7%
1,955	Berry Plastics Group, Inc.†	49,344
180	Boise Cascade Co.†(a)	5,425
115	Calgon Carbon Corp.†	2,229
339	Chemtura Corp.†	7,909
994	Clearwater Paper Corp.†(a)	59,750
940	Ferro Corp.†	13,620
905	Globe Specialty Metals, Inc.	16,462
6,170	Graphic Packaging Holding Co.†	76,693
274	HB Fuller Co.	10,878
995	KapStone Paper and Packaging Corp.†	27,830
20	Koppers Holdings, Inc.	663

Shares		Value
Materials — 1.7% (continued)
640	Kronos Worldwide, Inc.(a)	$8,819
60	Minerals Technologies, Inc.	3,703
694	Neenah Paper, Inc.	37,115
560	OM Group, Inc.	14,532
1,249	OMNOVA Solutions, Inc.†	6,707
659	PolyOne Corp.	23,447
3,590	Rentech, Inc.†	6,139
90	Schweitzer-Mauduit International, Inc.	3,718
1,140	Stillwater Mining Co.†(a)	17,134
730	Worthington Industries, Inc.	27,171
1,205	Zep, Inc.(a)	16,894
		436,182
Telecommunication Services — 0.5%
320	Atlantic Tele-Network, Inc.(a)	17,248
8,478	Cincinnati Bell, Inc.†	28,571
992	General Communication, Inc., Class A†	10,822
1,698	HC2 Holdings, Inc.†	7,641
2,815	Inteliquent, Inc.(a)	35,047
550	Intelsat SA†	9,427
380	Shenandoah Telecommunications Co.(a)	9,428
		118,184
Total Common Stock
(Cost $21,189,648)		24,883,234

SHORT-TERM INVESTMENTS (c) — 52.6%
323,960	Northern Trust Institutional Government Select Portfolio, 0.010%	323,960
12,997,903	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	12,997,903

Total Short-Term Investments
(Cost $13,321,863)		13,321,863

Number of Rights
RIGHTS — 0.0%
180	Trius Contingent Value † (e)	360
Total Rights (Cost $—)		360

Total Investments — 150.8%
(Cost $34,511,511)‡	38,205,457
Other Assets & Liabilities, Net — (50.8)%	(12,864,950)
NET ASSETS — 100.0%	$25,340,507

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $12,434,978.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2014 was $12,997,903.
(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2014 was $360 and represents 0.0% of Net Assets.
‡	At September 30, 2014, the tax basis cost of the Portfolio’s investments was $34,511,511, and the unrealized appreciation and depreciation were $4,754,055 and $(1,060,109), respectively.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Ltd. — Limited
PLC — Public Limited Company

As of September 30, 2014, all of the Portfolio’s investments in securities were considered Level 1 except for Trius Contingent Value Rights was considered Level 3.  At September 30, 2014, this investment was valued at $360.  A reconciliation of Level 3 investments is only presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.  For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended September 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 96.5%††
Consumer Discretionary — 6.6%
1,158	American Axle & Manufacturing Holdings, Inc.†	$19,420
510	Ascent Capital Group, Inc., Class A†	30,702
1,220	Barnes & Noble, Inc.†(a)	24,083
2,290	Career Education Corp.†	11,633
450	Children's Place Retail Stores, Inc. (The)	21,447
680	Citi Trends, Inc.†	15,028
560	Cooper Tire & Rubber Co.	16,072
3,168	Dana Holding Corp.	60,730
7,220	Denny's Corp.†(a)	50,756
140	DineEquity, Inc.	11,423
8,935	Express, Inc.†(a)	139,475
730	Federal-Mogul Holdings Corp.†	10,855
289	Flexsteel Industries, Inc.	9,748
514	Group 1 Automotive, Inc.	37,373
1,205	Harman International Industries, Inc.	118,138
4,733	Harte-Hanks, Inc.	30,149
20,381	Hooker Furniture Corp.	309,995
1,704	Iconix Brand Group, Inc.†	62,946
340	Jack in the Box, Inc.	23,185
6,393	Journal Communications, Inc., Class A†	53,893
1,730	La-Z-Boy, Inc., Class Z	34,237
1,314	Libbey, Inc.†	34,506
14	Lifetime Brands, Inc.	214
2,083	Live Nation Entertainment, Inc.†	50,034
714	Marriott Vacations Worldwide Corp.†	45,275
570	Matthews International Corp., Class A	25,017
10	MDC Partners, Inc., Class A	192
210	Meritage Homes Corp.†(a)	7,455
2,410	Office Depot, Inc.†	12,388
1,049	Penske Automotive Group, Inc.	42,579
2,916	Reading International, Inc., Class A†	24,494
769	Red Robin Gourmet Burgers, Inc.†(a)	43,756
983	Regis Corp.	15,689
664	Rent-A-Center, Inc., Class A(a)	20,152
485	Scholastic Corp.	15,675
1,259	Shiloh Industries, Inc.†	21,416
2,385	Spartan Motors, Inc.	11,138
30,890	Stoneridge, Inc.†(a)	348,130
191	Tenneco, Inc.†	9,991
		1,819,389
Consumer Staples — 4.0%
176	Andersons, Inc. (The)(a)	11,067
22,935	Elizabeth Arden, Inc.†(a)	383,932
1,154	Fresh Del Monte Produce, Inc.(a)	36,813
4,305	Harbinger Group, Inc.†	56,482
109	Ingles Markets, Inc., Class A	2,582
9,100	Inter Parfums, Inc.	250,250
2,851	Omega Protein Corp.†(a)	35,637
2,687	Pantry, Inc. (The)†	54,358
1,280	Post Holdings, Inc.†	42,470
1,470	Revlon, Inc., Class A†	46,584
370	Sanderson Farms, Inc.	32,542
111	Seneca Foods Corp., Class A†	3,175
1,070	SpartanNash Co.	20,811
470	Spectrum Brands Holdings, Inc.	42,549
2,600	SUPERVALU, Inc.†	23,244
678	TreeHouse Foods, Inc.†(a)	54,579
		1,097,075

Shares		Value
Energy — 6.1%
3,110	Alon USA Energy, Inc.(a)	$44,660
1,410	Bristow Group, Inc.	94,752
2,465	Carrizo Oil & Gas, Inc.†	132,666
18,930	Comstock Resources, Inc.	352,477
500	Contango Oil & Gas Co.†(a)	16,620
200	Delek US Holdings, Inc.	6,624
980	Era Group, Inc.†	21,315
1,889	Exterran Holdings, Inc.(a)	83,702
9,480	Forest Oil Corp.†	11,092
250	Green Plains, Inc.	9,347
3,747	Helix Energy Solutions Group, Inc.†(a)	82,659
13,550	ION Geophysical Corp.†	37,804
68,030	Key Energy Services, Inc.†	329,265
1,460	Matador Resources Co.†	37,741
45,805	McDermott International, Inc.†	262,004
3,190	Parker Drilling Co.†	15,759
490	PDC Energy, Inc.†(a)	24,642
4,950	PetroQuest Energy, Inc.†	27,819
400	Pioneer Energy Services Corp.†	5,608
2,220	Stone Energy Corp.†	69,619
1,100	VAALCO Energy, Inc.†(a)	9,350
		1,675,525
Financials — 29.4%
5,690	AG Mortgage Investment Trust, Inc.(a) (b)	101,282
1,480	Alexander & Baldwin, Inc.	53,236
6,100	Altisource Residential Corp., Class B(a) (b)	146,400
3,010	Ambac Financial Group, Inc.†(a)	66,521
3,460	American Capital Mortgage Investment Corp.(b)	65,117
644	Amerisafe, Inc.(a)	25,187
80	Anworth Mortgage Asset Corp.(a) (b)	383
4,800	Apollo Commercial Real Estate Finance, Inc.(b)	75,408
5,630	Apollo Residential Mortgage, Inc.(a) (b)	86,871
1,439	Argo Group International Holdings, Ltd.	72,396
331	ARMOUR Residential, Inc.(b)	1,274
2,790	Ashford Hospitality Prime, Inc.(a) (b)	42,492
1,340	Associated Estates Realty Corp.(a) (b)	23,463
14,040	Astoria Financial Corp.	173,956
3,330	BancorpSouth, Inc.(a)	67,066
2,297	Bank Mutual Corp.(a)	14,724
1,290	Bank of the Ozarks, Inc.(a)	40,661
8,689	Boston Private Financial Holdings, Inc.	107,657
14,910	Brandywine Realty Trust(b)	209,784
1,320	Calamos Asset Management, Inc., Class A(a)	14,877
3,130	Capital Bank Financial Corp., Class A†	74,744
4,300	Capitol Federal Financial, Inc.(a)	50,826
9,306	Capstead Mortgage Corp.(a) (b)	113,905
650	Cash America International, Inc.(a)	28,470
1,844	Cathay General Bancorp	45,787
8,918	Cedar Realty Trust, Inc.(b)	52,616
1,895	Centerstate Banks, Inc.(a)	19,613
900	Central Pacific Financial Corp.	16,137
440	Chatham Lodging Trust(a) (b)	10,155
2,384	Chemical Financial Corp.	64,106
244	City Holding Co.	10,280
5,220	CNO Financial Group, Inc.	88,531
1,735	Community Bank System, Inc.	58,279
11,450	Cowen Group, Inc., Class A†	42,938

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 29.4% (continued)
700	CubeSmart(b)	$12,586
9,670	CYS Investments, Inc.(b)	79,681
250	DCT Industrial Trust, Inc.(b)	1,878
2,166	DuPont Fabros Technology, Inc.(b)	58,569
6,904	Dynex Capital, Inc.(a) (b)	55,784
1,243	Eagle Bancorp, Inc.†	39,552
274	Employers Holdings, Inc.	5,275
1,094	Enterprise Financial Services Corp.	18,292
1,258	EPR Properties(a) (b)	63,755
796	Equity One, Inc.(b)	17,217
1,869	EverBank Financial Corp.(a)	33,007
1,907	FBL Financial Group, Inc., Class A(a)	85,243
5,540	FelCor Lodging Trust, Inc.(b)	51,854
1,440	Fidelity & Guaranty Life	30,744
4,224	First American Financial Corp.(a)	114,555
1,230	First Bancorp	19,705
13,480	First Busey Corp.	75,084
177	First Citizens BancShares, Inc., Class A(a)	38,344
5,533	First Commonwealth Financial Corp.	46,422
2,005	First Financial Bancorp	31,739
2,303	First Industrial Realty Trust, Inc.(a) (b)	38,944
1,550	First Midwest Bancorp, Inc.	24,939
2,347	FirstMerit Corp.	41,307
1,560	Flagstar Bancorp, Inc.†	26,255
790	Flushing Financial Corp.	14,433
4,953	FNB Corp.	59,386
30,625	Forestar Group, Inc.†	542,675
1,024	Fox Chase Bancorp, Inc.(a)	16,701
1,490	Franklin Financial Corp.†(a)	27,729
90	Geo Group, Inc. (The)(a) (b)	3,440
5,460	Getty Realty Corp.(b)	92,820
1,839	Glacier Bancorp, Inc.	47,557
1,158	Global Indemnity PLC, Class A†(a)	29,216
5,070	Government Properties Income Trust(a) (b)	111,084
1,534	Greenlight Capital Re, Ltd., Class A†	49,717
10	Hancock Holding Co.	320
1,998	Hanmi Financial Corp.	40,280
2,840	Hatteras Financial Corp.(b)	51,006
470	Healthcare Realty Trust, Inc.(b)	11,130
764	Heartland Financial USA, Inc.	18,244
1,800	Highwoods Properties, Inc.(b)	70,020
800	Horace Mann Educators Corp.	22,808
1,070	Independent Bank Corp.	12,754
503	Infinity Property & Casualty Corp.(a)	32,197
910	Inland Real Estate Corp.(b)	9,018
120	INTL FCStone, Inc.†(a)	2,078
722	Invesco Mortgage Capital, Inc.(b)	11,350
1,986	Investment Technology Group, Inc.†(a)	31,299
880	Kite Realty Group Trust(b)	21,331
1,146	LTC Properties, Inc.(b)	42,276
2,568	Maiden Holdings, Ltd.(a)	28,453
1,900	Manning & Napier, Inc., Class A(a)	31,901
4,895	MB Financial, Inc.(a)	135,494
924	Mercantile Bank Corp.	17,602
3,380	MGIC Investment Corp.†	26,398
749	Montpelier Re Holdings, Ltd.(a)	23,286
12,064	National Penn Bancshares, Inc.	117,141
124	National Western Life Insurance Co., Class A	30,629
464	Navigators Group, Inc. (The)†	28,536
1,291	NBT Bancorp, Inc.	29,073
1,136	Nelnet, Inc., Class A	48,950

Shares		Value
Financials — 29.4% (continued)
11,280	New Residential Investment Corp.(b)	$65,762
2,132	Old National Bancorp	27,652
1,001	Oppenheimer Holdings, Inc., Class A	20,270
871	Oritani Financial Corp.	12,272
1,342	Pacific Continental Corp.(a)	17,245
6,095	PacWest Bancorp	251,297
4,330	PennyMac Mortgage Investment Trust(b)	92,792
1,149	Pinnacle Financial Partners, Inc.	41,479
834	Piper Jaffray Cos.†	43,568
1,334	Platinum Underwriters Holdings, Ltd.	81,201
1,680	Potlatch Corp.(b)	67,553
1,059	Primerica, Inc.(a)	51,065
8,827	PrivateBancorp, Inc., Class A	264,016
2,060	Prosperity Bancshares, Inc.	117,770
2,384	Provident Financial Services, Inc.(a)	39,026
6,080	Radian Group, Inc.	86,701
1,337	Republic Bancorp, Inc., Class A	31,674
5,060	Resource Capital Corp.(a) (b)	24,642
1,012	RLI Corp.	43,810
1,604	RLJ Lodging Trust(b)	45,666
948	S&T Bancorp, Inc.	22,240
2,990	Select Income(a) (b)	71,910
1,170	Selective Insurance Group, Inc.	25,904
849	Simmons First National Corp., Class A	32,703
992	Southwest Bancorp, Inc.	16,269
990	State Auto Financial Corp.	20,305
170	Stifel Financial Corp.†	7,971
3,788	Strategic Hotels & Resorts, Inc.† (b)	44,130
2,530	Sunstone Hotel Investors, Inc.(b)	34,965
4,240	Symetra Financial Corp.	98,919
1,010	Territorial Bancorp, Inc.(a)	20,493
5,475	Texas Capital Bancshares, Inc.†(a)	315,798
1,014	Trico Bancshares	22,937
3,644	TrustCo Bank Corp.	23,467
1,101	Umpqua Holdings Corp.	18,133
761	United Fire Group, Inc.	21,133
2,550	Washington Federal, Inc.	51,918
3,070	Washington Real Estate Investment Trust(b)	77,917
5,839	Webster Financial Corp.	170,148
18,263	Western Alliance Bancorp†	436,486
3,600	Wilshire Bancorp, Inc.(a)	33,228
2,090	Wintrust Financial Corp.(a)	93,360
		8,050,000
Health Care — 6.6%
140	Almost Family, Inc.†	3,804
320	Amedisys, Inc.†(a)	6,454
911	Amsurg Corp., Class A†(a)	45,595
5,330	Analogic Corp.(a)	340,907
2,740	BioTelemetry, Inc.†(a)	18,385
241	Centene Corp.†(a)	19,933
1,004	CONMED Corp.	36,987
2,091	HealthSouth Corp.	77,158
13,000	Impax Laboratories, Inc.†(a)	308,230
3,764	Kindred Healthcare, Inc.	73,022
2,181	Magellan Health, Inc.†	119,366
1,508	Molina Healthcare, Inc.†(a)	63,788
474	National Healthcare Corp.	26,312
1,320	NuVasive, Inc.†	46,028
180	Orthofix International NV†(a)	5,573
2,468	PharMerica Corp.†(a)	60,293
7,015	Sagent Pharmaceuticals, Inc.†	218,167

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 6.6% (continued)
6,099	Select Medical Holdings Corp.(a)	$73,371
6,064	Triple-S Management Corp., Class B†	120,674
3,547	Universal American Corp.†(a)	28,518
2,114	WellCare Health Plans, Inc.†	127,559
		1,820,124
Industrials — 14.4%
1,064	AAR Corp.	25,696
10,320	ACCO Brands Corp.†(a)	71,208
3,270	Accuride Corp.†(a)	12,393
3,220	Actuant Corp., Class A(a)	98,274
1,210	Air Transport Services Group, Inc.†	8,809
9,985	Albany International Corp., Class A	339,889
1,020	American Airlines Group, Inc.	36,189
1,054	Ampco-Pittsburgh Corp.(a)	21,080
4,000	ARC Document Solutions, Inc.†(a)	32,400
1,264	Argan, Inc.	42,192
5,574	Astronics Corp.†(a)	265,768
1,273	Astronics Corp., Class B†	60,467
90	Atlas Air Worldwide Holdings, Inc.†(a)	2,972
580	Barnes Group, Inc.(a)	17,603
3,702	Blount International, Inc.†(a)	56,011
1,305	Brady Corp., Class A	29,284
3,860	Brink's Co. (The)	92,794
7,059	Casella Waste Systems, Inc., Class A†	27,177
1,908	Comfort Systems USA, Inc.	25,854
1,480	CRA International, Inc.†(a)	37,636
830	Cubic Corp.	38,844
2,320	Curtiss-Wright Corp.	152,934
1,050	Douglas Dynamics, Inc.(a)	20,475
790	Ducommun, Inc.†	21,654
472	EMCOR Group, Inc.	18,861
4,955	EnerSys, Inc.(a)	290,561
2,410	Esterline Technologies Corp.†	268,161
169	FTI Consulting, Inc.†	5,908
1,910	General Cable Corp.	28,803
17,310	GP Strategies Corp.†	497,143
2,050	GrafTech International, Ltd.†	9,389
3,242	Great Lakes Dredge & Dock Corp.	20,036
11,567	Griffon Corp.	131,748
337	HEICO Corp.	15,738
654	Hyster-Yale Materials Handling, Inc.	46,840
4,293	JetBlue Airways Corp.†	45,592
2,000	Knoll, Inc.	34,620
1,160	Kratos Defense & Security Solutions, Inc.†(a)	7,610
19,095	Marten Transport, Ltd.	340,082
560	Matson, Inc.	14,017
4,390	Meritor, Inc.†(a)	47,632
754	Miller Industries, Inc.	12,743
11,380	Orbital Sciences Corp.†	316,364
690	Quad	13,283
3,540	Quality Distribution, Inc.†(a)	45,241
2,382	Republic Airways Holdings, Inc.†	26,464
874	Rexnord Corp.†	24,865
1,540	Steelcase, Inc., Class A	24,933
540	Teledyne Technologies, Inc.†	50,765
797	Tennant Co.	53,471
510	United Stationers, Inc.	19,161
		3,947,634
Information Technology — 16.9%
3,294	Acxiom Corp.†(a)	54,516

Shares		Value
Information Technology — 16.9% (continued)
3,320	Amkor Technology, Inc.†	$27,921
190	Anixter International, Inc.	16,120
1,300	Benchmark Electronics, Inc.†	28,873
1,630	Black Box Corp.(a)	38,012
438	CACI International, Inc., Class A†	31,216
550	Cardtronics, Inc.†(a)	19,360
80	Checkpoint Systems, Inc.†	978
1,140	Cirrus Logic, Inc.†	23,769
8,965	Coherent, Inc.†	550,182
1,134	Comtech Telecommunications Corp.	42,128
4,780	Convergys Corp.	85,180
1,193	CTS Corp.	18,957
700	Diodes, Inc.†	16,744
3,290	EarthLink Holdings Corp.(a)	11,252
6,610	Emulex Corp.†	32,653
24,490	Entegris, Inc.†(a)	281,635
2,710	Euronet Worldwide, Inc.†	129,511
1,250	Global Cash Access Holdings, Inc.†	8,437
31,100	GSI Group, Inc.†(a)	357,339
2,510	Higher One Holdings, Inc.†(a)	6,200
290	iGATE Corp.†	10,649
2,172	Insight Enterprises, Inc.†(a)	49,152
20,785	Integrated Device Technology, Inc.†	331,521
360	International Rectifier Corp.†	14,126
1,770	Intersil Corp., Class A	25,152
1,490	IXYS Corp.(a)	15,645
50,630	Lattice Semiconductor Corp.†	379,725
1,270	ManTech International Corp., Class A	34,226
2,895	Methode Electronics, Inc.	106,739
22,485	Microsemi Corp.†	571,344
40,865	Mitel Networks Corp.†(a)	373,915
4,205	MKS Instruments, Inc.	140,363
6,153	MoneyGram International, Inc.†(a)	77,159
580	Monster Worldwide, Inc.†	3,190
574	NETGEAR, Inc.†	17,937
1,340	Newport Corp.†	23,745
2,146	OmniVision Technologies, Inc.†	56,783
3,274	Photronics, Inc.†	26,356
670	Plexus Corp.†	24,743
2,270	PMC - Sierra, Inc.†(a)	16,934
6,610	Polycom, Inc.†	81,204
5,400	QLogic Corp.†	49,464
1,404	Sanmina Corp.†	29,287
2,236	ScanSource, Inc.†	77,343
2,513	Spansion, Inc., Class A†	57,271
1,354	SYNNEX Corp.(a)	87,509
760	Take-Two Interactive Software, Inc.†	17,533
2,768	TTM Technologies, Inc.†(a)	18,850
3,020	Ultra Clean Holdings, Inc.†(a)	27,029
4,380	Unisys Corp.†	102,536
		4,628,413
Materials — 8.9%
1,090	A Schulman, Inc.	39,415
330	Axiall Corp.(a)	11,817
850	Berry Plastics Group, Inc.†	21,454
9,335	Boise Cascade Co.†(a)	281,357
494	Clearwater Paper Corp.†	29,694
3,300	Deltic Timber Corp.	205,656
3,190	Globe Specialty Metals, Inc.	58,026
5,420	Graphic Packaging Holding Co.†	67,371
310	KMG Chemicals, Inc.	5,047

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 8.9% (continued)
764	Kraton Performance Polymers, Inc.†(a)	$13,607
11,585	Landec Corp.†	141,916
25,805	Louisiana-Pacific Corp.†	350,690
9,245	Materion Corp.	283,544
874	Minerals Technologies, Inc.	53,935
6,594	Neenah Paper, Inc.	352,647
4,260	Olin Corp.	107,565
1,194	OM Group, Inc.	30,984
15,125	PH Glatfelter Co.	331,994
80	RTI International Metals, Inc.†(a)	1,973
704	Sensient Technologies Corp.	36,854
360	Stillwater Mining Co.†(a)	5,411
1,610	Zep, Inc.(a)	22,572
		2,453,529
Telecommunication Services — 0.3%
16,970	Cincinnati Bell, Inc.†	57,189
1,060	General Communication, Inc., Class A†	11,565
		68,754
Utilities — 3.3%
380	Avista Corp.(a)	11,601
2,694	Cleco Corp.(a)	129,716
310	Dynegy, Inc., Class A†(a)	8,946
694	El Paso Electric Co.	25,366
954	IDACORP, Inc.	51,144
6,280	Laclede Group, Inc.	291,392
358	MGE Energy, Inc.(a)	13,339
50	New Jersey Resources Corp.	2,525
280	NorthWestern Corp.	12,701
1,629	Ormat Technologies, Inc.	42,794
974	PNM Resources, Inc.	24,262
1,449	Portland General Electric Co.	46,542
684	Southwest Gas Corp.	33,229
5,094	UIL Holdings Corp.	180,328
764	WGL Holdings, Inc.	32,180
		906,065
Total Common Stock
(Cost $23,700,288)		26,466,508

SHORT-TERM INVESTMENTS (c) — 54.3%
784,624	Northern Trust Institutional Government Select Portfolio, 0.010%	784,624
14,099,288	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	14,099,288

Total Short-Term Investments
(Cost $14,883,912)		14,883,912
Total Investments — 150.8%
(Cost $38,584,200)‡		41,350,420
Other Assets & Liabilities, Net — (50.8)%		(13,922,376)
NET ASSETS — 100.0%		$27,428,044

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $13,472,845.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2014 was $14,099,288.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $17,439.

‡	At September 30, 2014, the tax basis cost of the Portfolio's investments was $38,584,200, and the unrealized appreciation and depreciation were $4,376,611 and $(1,610,391), respectively.

Ltd. — Limited
PLC — Public Limited Company

As of September 30, 2014, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 99.5%
Consumer Discretionary — 12.4%
300	1-800-Flowers.com, Inc., Class A†(a)	$2,157
975	Aaron's, Inc.	23,712
900	Abercrombie & Fitch Co., Class A(a)	32,706
800	Advance Auto Parts, Inc.	104,240
850	Aeropostale, Inc.†(a)	2,796
90	AH Belo Corp., Class A	960
4,547	Amazon.com, Inc.†	1,466,135
400	Ambassadors Group, Inc.†	1,480
656	AMC Networks, Inc., Class A†	38,324
1,400	American Axle & Manufacturing Holdings, Inc.†	23,478
2,625	American Eagle Outfitters, Inc.	38,115
300	American Public Education, Inc.†(a)	8,097
964	ANN, Inc.†	39,649
1,350	Apollo Education Group, Inc., Class A†	33,953
450	Aramark	11,835
300	Asbury Automotive Group, Inc.†(a)	19,326
1,853	Ascena Retail Group, Inc.†	24,645
200	Ascent Capital Group, Inc., Class A†	12,040
1,117	Autoliv, Inc.(a)	102,675
1,250	AutoNation, Inc.†(a)	62,887
406	AutoZone, Inc.†	206,922
500	Bally Technologies, Inc.†	40,350
550	Barnes & Noble, Inc.†(a)	10,857
200	Beazer Homes USA, Inc.†	3,356
1,400	bebe stores, Inc.(a)	3,248
2,400	Bed Bath & Beyond, Inc.†	157,992
2,750	Best Buy Co., Inc.	92,372
200	Big 5 Sporting Goods Corp.(a)	1,874
500	Big Lots, Inc.	21,525
40	Biglari Holdings, Inc.†(a)	13,590
300	BJ's Restaurants, Inc.†(a)	10,797
250	Blue Nile, Inc.†(a)	7,137
224	Blyth, Inc.	1,819
300	Bob Evans Farms, Inc.(a)	14,202
400	Bon-Ton Stores, Inc. (The)(a)	3,344
100	Books-A-Million, Inc., Class A†	170
2,860	BorgWarner, Inc.	150,465
2,000	Boyd Gaming Corp.†	20,320
1,000	Bravo Brio Restaurant Group, Inc.†(a)	12,970
500	Bridgepoint Education, Inc.†(a)	5,580
300	Bright Horizons Family Solutions, Inc.†	12,618
775	Brinker International, Inc.	39,362
764	Brookfield Residential Properties, Inc.†(a)	14,432
425	Brown Shoe Co., Inc.	11,530
850	Brunswick Corp.	35,819
350	Buckle, Inc. (The)	15,886
166	Buffalo Wild Wings, Inc.†	22,289
4,650	Burger King Worldwide, Inc.	137,919
300	Burlington Stores, Inc.†	11,958
500	Cabela's, Inc.†	29,450
2,625	Cablevision Systems Corp., Class A(a)	45,964
500	Callaway Golf Co.	3,620
500	Career Education Corp.†	2,540
2,380	CarMax, Inc.†	110,551
300	Carmike Cinemas, Inc.†	9,294
5,075	Carnival Corp.	203,863
550	Carter's, Inc.	42,636
300	Cato Corp. (The), Class A	10,338
6,783	CBS Corp., Class B	362,890
300	CBS Outdoor Americas, Inc.(b)	8,982

Shares		Value
Consumer Discretionary — 12.4% (continued)
362	Charles & Colvard, Ltd.†	$767
1,036	Charter Communications, Inc., Class A†(a)	156,819
600	Cheesecake Factory, Inc. (The)	27,300
2,450	Chico's FAS, Inc.	36,186
200	Children's Place Retail Stores, Inc. (The)	9,532
337	Chipotle Mexican Grill, Inc., Class A†	224,641
450	Choice Hotels International, Inc.	23,400
181	Churchill Downs, Inc.	17,647
1,125	Cinemark Holdings, Inc.	38,295
50	Citi Trends, Inc.†	1,105
1,000	Clear Channel Outdoor Holdings, Inc., Class A	6,740
3,450	Coach, Inc.	122,855
100	Cobra Electronics Corp.†	428
110	Collectors Universe, Inc.	2,420
400	Columbia Sportswear Co.	14,312
25,421	Comcast Corp., Class A(a)	1,367,141
500	Conn's, Inc.†	15,135
1,000	Cooper Tire & Rubber Co.	28,700
272	Core-Mark Holding Co., Inc.	14,427
291	Cracker Barrel Old Country Store, Inc.(a)	30,028
1,200	Crocs, Inc.†	15,096
6,200	Crown Media Holdings, Inc., Class A†	19,840
50	CSS Industries, Inc.	1,212
679	CST Brands, Inc.	24,410
1,725	Cumulus Media, Inc., Class A†	6,952
1,500	Dana Holding Corp.	28,755
1,375	Darden Restaurants, Inc.	70,757
325	Deckers Outdoor Corp.†	31,584
200	Demand Media, Inc.†(a)	1,770
775	DeVry Education Group, Inc.	33,178
1,002	Dick's Sporting Goods, Inc.	43,968
347	Dillard's, Inc., Class A	37,816
144	DineEquity, Inc.	11,749
5,511	DIRECTV†	476,812
1,298	Discovery Communications, Inc., Class A†	49,064
1,298	Discovery Communications, Inc., Class C†	48,389
2,800	DISH Network Corp., Class A†	180,824
100	Dixie Group, Inc. (The)†	867
1,000	Dollar General Corp.†	61,110
2,400	Dollar Tree, Inc.†	134,568
528	Domino's Pizza, Inc.	40,635
300	Dorman Products, Inc.†	12,018
650	Dover Downs Gaming & Entertainment, Inc.†	643
3,848	DR Horton, Inc.	78,961
1,200	DreamWorks Animation SKG, Inc., Class A†(a)	32,724
300	Drew Industries, Inc.	12,657
1,150	DSW, Inc., Class A	34,626
642	Education Management Corp.†(a)	700
528	Eldorado Resorts, Inc.†(a)	2,244
219	Emmis Communications Corp., Class A†	462
100	Empire Resorts, Inc.†	671
250	Entercom Communications Corp., Class A†	2,007
100	Entravision Communications Corp., Class A	396
1,366	EW Scripps Co. (The), Class A†	22,279
1,057	Expedia, Inc.(a)	92,614

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 12.4% (continued)
1,000	Express, Inc.†	$15,610
1,200	Family Dollar Stores, Inc.	92,688
200	Famous Dave's of America, Inc.†	5,384
1,500	Federal-Mogul Holdings Corp.†	22,305
300	Fiesta Restaurant Group, Inc.†	14,904
525	Finish Line, Inc. (The), Class A	13,141
1,900	Foot Locker, Inc.	105,735
51,060	Ford Motor Co.	755,177
300	Forward Industries, Inc.†	399
600	Fossil Group, Inc.†	56,340
700	Fred's, Inc., Class A	9,800
160	FTD, Inc.†(a)	5,458
600	Gaiam, Inc., Class A†	4,404
1,625	GameStop Corp., Class A(a)	66,950
600	Gaming Partners International Corp.†(a)	5,064
2,800	Gannett Co., Inc.	83,076
3,975	Gap, Inc. (The)	165,718
17,750	General Motors Co.	566,935
275	Genesco, Inc.†	20,556
2,010	Gentex Corp.	53,808
375	Gentherm, Inc.†	15,836
1,761	Genuine Parts Co.	154,457
300	G-III Apparel Group, Ltd.†	24,858
300	GNC Holdings, Inc., Class A	11,622
3,325	Goodyear Tire & Rubber Co. (The)	75,095
300	GoPro, Inc., Class A†(a)	28,110
100	Graham Holdings Co., Class B	69,959
500	Grand Canyon Education, Inc.†	20,385
1,000	Gray Television, Inc.†	7,880
200	Group 1 Automotive, Inc.	14,542
400	Guess, Inc.	8,788
3,035	H&R Block, Inc.	94,115
1,155	Hanesbrands, Inc.	124,093
2,775	Harley-Davidson, Inc.	161,505
700	Harman International Industries, Inc.	68,628
1,000	Harte-Hanks, Inc.	6,370
1,300	Hasbro, Inc.	71,493
200	Helen of Troy, Ltd.†	10,504
500	hhgregg, Inc.†(a)	3,155
200	Hibbett Sports, Inc.†	8,526
625	Hillenbrand, Inc.	19,306
1,425	Hilton Worldwide Holdings, Inc.†	35,098
15,855	Home Depot, Inc. (The)	1,454,538
200	Hooker Furniture Corp.	3,042
1,000	Hovnanian Enterprises, Inc., Class A†	3,670
418	HSN, Inc.	25,653
600	Hyatt Hotels Corp., Class A†	36,312
450	Iconix Brand Group, Inc.†	16,623
3,450	International Game Technology	58,201
237	International Speedway Corp., Class A	7,499
5,372	Interpublic Group of Cos., Inc. (The)	98,415
743	Interval Leisure Group, Inc.(a)	14,154
300	iRobot Corp.†	9,135
340	ITT Educational Services, Inc.†(a)	1,459
3,442	J.C. Penney Co., Inc.†	34,558
350	Jack in the Box, Inc.	23,867
1,500	Jarden Corp.†	90,165
500	John Wiley & Sons, Inc., Class A	28,055
8,150	Johnson Controls, Inc.	358,600
600	Journal Communications, Inc., Class A†	5,058
300	K12, Inc.†	4,788
1,275	Kate Spade & Co.†	33,443
800	KB Home(a)	11,952
2,700	Kohl's Corp.	164,781

Shares		Value
Consumer Discretionary — 12.4% (continued)
300	Krispy Kreme Doughnuts, Inc.†	$5,148
2,840	L Brands, Inc.	190,223
100	Lakes Entertainment, Inc.†	833
1,000	Lamar Advertising Co., Class A	49,250
278	Lands' End, Inc.†	11,431
5,227	Las Vegas Sands Corp.	325,172
525	La-Z-Boy, Inc., Class Z	10,390
100	LeapFrog Enterprises, Inc., Class A†(a)	599
1,018	Lear Corp.	87,965
500	Learning Tree International, Inc.†	1,170
750	Lee Enterprises, Inc.†	2,535
1,710	Leggett & Platt, Inc.	59,713
1,850	Lennar Corp., Class A	71,835
1,000	Libbey, Inc.†	26,260
3,487	Liberty Global PLC†	143,019
2,687	Liberty Global PLC, Class A†(a)	114,305
5,725	Liberty Interactive Corp., Class A†	163,277
3,831	Liberty Media Corp.†	180,261
790	Liberty TripAdvisor Holdings, Inc., Class A†	26,781
790	Liberty Ventures, Ser A†	29,988
200	Life Time Fitness, Inc.†(a)	10,088
700	Lifetime Brands, Inc.	10,717
200	LIN Media LLC, Class A†	4,440
200	Lincoln Educational Services Corp.	562
1,675	Lions Gate Entertainment Corp.	55,225
300	Lithia Motors, Inc., Class A	22,707
1,512	Live Nation Entertainment, Inc.†	36,318
3,600	LKQ Corp.†	95,724
200	Loral Space & Communications, Inc.†	14,362
12,356	Lowe's Cos., Inc.	653,880
241	Lumber Liquidators Holdings, Inc.†(a)	13,829
4,473	Macy's, Inc.	260,239
881	Madison Square Garden Co. (The), Class A†	58,252
100	Marcus Corp.	1,580
700	Marine Products Corp.	5,523
2,877	Marriott International, Inc., Class A	201,102
257	Marriott Vacations Worldwide Corp.†	16,296
3,100	Martha Stewart Living Omnimedia, Inc., Class A†	11,160
4,155	Mattel, Inc.	127,351
400	Matthews International Corp., Class A	17,556
300	Mattress Firm Holding Corp.†(a)	18,018
496	McClatchy Co. (The), Class A†	1,667
12,372	McDonald's Corp.	1,172,989
571	MDC Holdings, Inc.	14,458
500	Media General, Inc., Class A†	6,555
675	Men's Wearhouse, Inc. (The)	31,873
300	Meredith Corp.	12,840
500	Meritage Homes Corp.†(a)	17,750
4,625	MGM Resorts International†	105,358
832	Mohawk Industries, Inc.†	112,170
1,600	Monarch Casino & Resort, Inc.†	19,056
325	Monro Muffler Brake, Inc.	15,772
150	Morgans Hotel Group Co.†	1,211
207	Morningstar, Inc.	14,055
300	Movado Group, Inc.	9,918
591	Multimedia Games Holding Co., Inc.†	21,282
518	Murphy USA, Inc.†	27,485
500	National CineMedia, Inc.	7,255
50	Nautilus, Inc.†	598
727	Netflix, Inc.†	328,008
301	New Media Investment†	5,006
1,300	New York & Co., Inc.†	3,939
2,100	New York Times Co. (The), Class A	23,562

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 12.4% (continued)
3,351	Newell Rubbermaid, Inc.	$115,308
4,353	News Corp., Class A†	71,172
200	Nexstar Broadcasting Group, Inc., Class A(a)	8,084
8,677	NIKE, Inc., Class B	773,988
2,000	Nordstrom, Inc.	136,740
300	Norwegian Cruise Line Holdings, Ltd.†(a)	10,806
40	NVR, Inc.†	45,201
8,484	Office Depot, Inc.†	43,608
3,525	Omnicom Group, Inc.	242,732
2,900	Orbitz Worldwide, Inc.†(a)	22,823
1,342	O'Reilly Automotive, Inc.†(a)	201,783
650	Orleans Homebuilders, Inc.†(f)	—
200	Outerwall, Inc.†	11,220
300	Overstock.com, Inc.†	5,058
50	Oxford Industries, Inc.	3,050
200	Pacific Sunwear of California, Inc.†	360
300	Panera Bread Co., Class A†(a)	48,816
300	Papa John's International, Inc.	11,997
700	Penn National Gaming, Inc.†	7,847
700	Penske Automotive Group, Inc.	28,413
1,500	Pep Boys-Manny Moe & Jack (The)†	13,365
100	Perry Ellis International, Inc.†	2,035
1,250	PetSmart, Inc.	87,613
825	Pier 1 Imports, Inc.	9,809
800	Pinnacle Entertainment, Inc.†	20,072
740	Polaris Industries, Inc.	110,845
450	Pool Corp.	24,264
100	Popeyes Louisiana Kitchen, Inc.†	4,050
725	Priceline Group, Inc.†	839,971
3,465	PulteGroup, Inc.	61,192
943	PVH Corp.	114,245
1,600	Quiksilver, Inc.†(a)	2,752
1,850	RadioShack Corp.†	1,832
780	Ralph Lauren Corp., Class A	128,489
1,500	RCI Hospitality Holdings, Inc.†(a)	16,530
1,000	ReachLocal, Inc.†(a)	3,610
300	Red Robin Gourmet Burgers, Inc.†(a)	17,070
1,200	Regal Entertainment Group, Class A	23,856
200	Regis Corp.	3,192
575	Rent-A-Center, Inc., Class A(a)	17,451
100	Rocky Brands, Inc.	1,409
2,375	Ross Stores, Inc.	179,503
2,025	Royal Caribbean Cruises, Ltd.	136,262
500	Ruby Tuesday, Inc.†	2,945
500	Ryland Group, Inc. (The)	16,620
100	Salem Communications Corp., Class A	761
1,000	Sally Beauty Holdings, Inc.†	27,370
325	Scholastic Corp.	10,504
1,500	Scientific Games Corp., Class A†(a)	16,155
1,226	Scripps Networks Interactive, Inc., Class A	95,738
925	Sears Holdings Corp.†	23,338
325	SeaWorld Entertainment, Inc.(a)	6,250
188	Select Comfort Corp.†	3,933
2,000	Service Corp. International	42,280
475	ServiceMaster Global Holdings, Inc.†	11,495
600	Shoe Carnival, Inc.	10,686
400	Shutterfly, Inc.†	19,496
893	Signet Jewelers, Ltd.(a)	101,722
900	Sinclair Broadcast Group, Inc., Class A	23,481
48,100	Sirius XM Holdings, Inc.†(a)	167,869
900	Six Flags Entertainment Corp.	30,951
400	Skechers U.S.A., Inc., Class A†	21,324
1,000	Sonic Automotive, Inc., Class A	24,510

Shares		Value
Consumer Discretionary — 12.4% (continued)
800	Sonic Corp.	$17,888
903	Sotheby's	32,255
75	Spartan Motors, Inc.	350
400	Speedway Motorsports, Inc.	6,824
552	Stage Stores, Inc.	9,445
300	Standard Motor Products, Inc.	10,329
1,625	Standard Pacific Corp.†(a)	12,171
1,819	Stanley Black & Decker, Inc.	161,509
200	Stanley Furniture Co., Inc.†	561
6,975	Staples, Inc.	84,398
9,323	Starbucks Corp.	703,514
2,403	Starwood Hotels & Resorts Worldwide, Inc.	199,954
1,177	Starz†	38,935
600	Steven Madden, Ltd.†	19,338
300	Sturm Ruger & Co., Inc.	14,607
150	Superior Industries International, Inc.	2,629
100	Sypris Solutions, Inc.	329
600	Systemax, Inc.†	7,482
7,600	Target Corp.(a)	476,368
700	Tempur Sealy International, Inc.†	39,319
750	Tenneco, Inc.†	39,233
725	Tesla Motors, Inc.†(a)	175,943
1,000	Texas Roadhouse, Inc., Class A	27,840
4,400	Thomson Reuters Corp.	160,204
500	Thor Industries, Inc.	25,750
1,235	Tiffany & Co.	118,943
3,016	Time Warner Cable, Inc., Class A	432,766
11,622	Time Warner, Inc.	874,091
1,304	Time, Inc.†	30,553
7,650	TJX Cos., Inc.	452,651
1,900	Toll Brothers, Inc.†	59,204
1,600	Tractor Supply Co.	98,416
200	Trans World Entertainment Corp.	732
1,900	TRI Pointe Homes, Inc.†	24,586
1,471	TripAdvisor, Inc.†	134,479
1,331	TRW Automotive Holdings Corp.†	134,764
200	Tuesday Morning Corp.†	3,881
600	Tupperware Brands Corp.	41,424
10	Turtle Beach Corp.†	76
16,438	Twenty-First Century Fox, Inc., Class A	563,659
763	Ulta Salon Cosmetics & Fragrance, Inc.†	90,164
1,900	Under Armour, Inc., Class A†	131,290
200	Universal Electronics, Inc.†	9,874
500	Universal Technical Institute, Inc.	4,675
1,400	Urban Outfitters, Inc.†	51,380
138	Vail Resorts, Inc.	11,973
200	Value Line, Inc.	3,194
300	ValueVision Media, Inc., Class A†(a)	1,539
2,975	VF Corp.	196,439
4,757	Viacom, Inc., Class B	366,004
600	Visteon Corp.†	58,350
300	Vitamin Shoppe, Inc.†(a)	13,317
20,993	Walt Disney Co. (The)	1,869,007
296	Weight Watchers International, Inc.	8,122
4,600	Wendy's Co. (The)	37,996
929	Whirlpool Corp.	135,309
800	Williams-Sonoma, Inc.	53,256
500	Winnebago Industries, Inc.†	10,885
800	Wolverine World Wide, Inc.	20,048
600	World Wrestling Entertainment, Inc., Class A(a)	8,262
1,476	Wyndham Worldwide Corp.	119,940
985	Wynn Resorts, Ltd.	184,274
5,841	Yum! Brands, Inc.	420,435
		31,688,897

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — 8.6%
200	Alico, Inc.(a)	$7,620
2,200	Alliance One International, Inc.†(a)	4,334
23,175	Altria Group, Inc.	1,064,660
375	Andersons, Inc. (The)(a)	23,580
7,461	Archer-Daniels-Midland Co.	381,257
4,725	Avon Products, Inc.(a)	59,535
550	B&G Foods, Inc., Class A(a)	15,152
100	Boston Beer Co., Inc. (The), Class A†	22,176
600	Boulder Brands, Inc.†	8,178
1,609	Brown-Forman Corp., Class B	145,164
1,550	Bunge, Ltd.	130,557
159	Cal-Maine Foods, Inc.	14,203
2,475	Campbell Soup Co.	105,757
400	Casey's General Stores, Inc.	28,680
1,700	Church & Dwight Co., Inc.	119,272
1,474	Clorox Co. (The)	141,563
50,215	Coca-Cola Co. (The)	2,142,172
2,995	Coca-Cola Enterprises, Inc.	132,858
11,336	Colgate-Palmolive Co.	739,334
5,173	ConAgra Foods, Inc.	170,916
2,072	Constellation Brands, Inc., Class A†	180,595
5,775	Costco Wholesale Corp.	723,723
725	Coty, Inc., Class A	11,999
14,792	CVS Health Corp.	1,177,295
1,525	Darling Ingredients, Inc.†	27,938
1,067	Dean Foods Co.	14,138
2,300	Dr. Pepper Snapple Group, Inc.(a)	147,913
692	Energizer Holdings, Inc.	85,261
2,700	Estee Lauder Cos., Inc. (The), Class A	201,744
2,530	Flowers Foods, Inc.	46,451
400	Fresh Del Monte Produce, Inc.	12,760
7,625	General Mills, Inc.	384,681
500	Hain Celestial Group, Inc. (The)†	51,175
2,500	Harbinger Group, Inc.†	32,800
1,200	Herbalife, Ltd.(a)	52,500
2,142	Hershey Co. (The)	204,411
1,800	Hormel Foods Corp.	92,502
550	Ingles Markets, Inc., Class A	13,029
800	Ingredion, Inc.	60,632
300	Inter Parfums, Inc.	8,250
170	J&J Snack Foods Corp.	15,905
1,319	JM Smucker Co. (The)	130,568
3,775	Kellogg Co.	232,540
1,213	Keurig Green Mountain, Inc.	157,848
4,418	Kimberly-Clark Corp.	475,244
7,407	Kraft Foods Group, Inc.	417,755
6,000	Kroger Co. (The)	312,000
212	Lancaster Colony Corp.	18,079
3,430	Lorillard, Inc.	205,491
70	Mannatech, Inc.†	1,091
1,225	McCormick & Co., Inc.	81,952
2,476	Mead Johnson Nutrition Co., Class A	238,241
200	MGP Ingredients, Inc.	2,614
1,500	Molson Coors Brewing Co., Class B	111,660
22,296	Mondelez International, Inc., Class A	763,972
1,600	Monster Beverage Corp.†	146,672
700	Nu Skin Enterprises, Inc., Class A(a)	31,521
18,776	PepsiCo, Inc.	1,747,858
18,707	Philip Morris International, Inc.	1,560,164
1,150	Pilgrim's Pride Corp.†(a)	35,144
375	Pinnacle Foods, Inc.	12,244
350	Post Holdings, Inc.†	11,613
217	PriceSmart, Inc.	18,584
33,870	Procter & Gamble Co. (The)	2,836,274
100	Reliv International, Inc.(a)	124
4,103	Reynolds American, Inc.	242,077
12,075	Rite Aid Corp.†	58,443

Shares		Value
Consumer Staples — 8.6% (continued)
70	Rocky Mountain Chocolate Factory, Inc.	$878
2,075	Safeway, Inc.	71,172
243	Sanderson Farms, Inc.	21,372
1,000	Snyder’s-Lance, Inc.	26,500
400	SpartanNash Co.	7,780
300	Sprouts Farmers Market, Inc.†(a)	8,721
3,036	SUPERVALU, Inc.†	27,142
7,700	Sysco Corp.	292,215
309	Tootsie Roll Industries, Inc.	8,649
375	TreeHouse Foods, Inc.†(a)	30,188
3,430	Tyson Foods, Inc., Class A	135,039
450	United Natural Foods, Inc.†	27,657
300	Universal Corp.	13,317
198	USANA Health Sciences, Inc.†(a)	14,585
1,215	Vector Group, Ltd.(a)	26,945
10,950	Walgreen Co.	649,007
20,812	Wal-Mart Stores, Inc.	1,591,494
1,621	WhiteWave Foods Co., Class A†	58,891
4,550	Whole Foods Market, Inc.	173,401
		22,037,396
Energy — 9.2%
250	Alon USA Energy, Inc.(a)	3,590
2,272	Alpha Natural Resources, Inc.†(a)	5,635
1,000	Amyris, Inc.†(a)	3,790
5,987	Anadarko Petroleum Corp.	607,321
800	Antero Resources Corp.†(a)	43,912
4,938	Apache Corp.	463,530
300	Approach Resources, Inc.†(a)	4,350
3,000	Arch Coal, Inc.(a)	6,360
300	Athlon Energy, Inc.†	17,469
600	Atwood Oceanics, Inc.†	26,214
5,245	Baker Hughes, Inc.	341,240
600	Barnwell Industries, Inc.†(a)	1,542
400	Bill Barrett Corp.†	8,816
45	BioFuel Energy Corp.†	287
900	Bolt Technology Corp.	19,746
300	BP Prudhoe Bay Royalty Trust	28,269
3,100	BPZ Resources, Inc.†(a)	5,921
450	BreitBurn Energy Partners, LP	9,144
500	Bristow Group, Inc.	33,600
4,800	Cabot Oil & Gas Corp.	156,912
1,500	Callon Petroleum Co.†(a)	13,215
2,450	Cameron International Corp.†	162,631
150	CARBO Ceramics, Inc.	8,884
400	Carrizo Oil & Gas, Inc.†	21,528
2,900	Cheniere Energy, Inc.†	232,087
8,075	Chesapeake Energy Corp.	185,644
23,828	Chevron Corp.	2,843,157
986	Cimarex Energy Co.	124,759
113	Clayton Williams Energy, Inc.†	10,899
600	Clean Energy Fuels Corp.†	4,680
1,000	Cloud Peak Energy, Inc.†(a)	12,620
400	Comstock Resources, Inc.	7,448
1,222	Concho Resources, Inc.†	153,227
15,367	ConocoPhillips	1,175,883
2,600	Consol Energy, Inc.	98,436
830	Continental Resources, Inc.†	55,178
200	Cross Timbers Royalty Trust	6,362
175	Delek US Holdings, Inc.	5,796
3,779	Denbury Resources, Inc.	56,798
5,116	Devon Energy Corp.	348,809
206	DHT Holdings, Inc.	1,269
850	Diamond Offshore Drilling, Inc.(a)	29,129
300	Diamondback Energy, Inc.†	22,434
800	Dresser-Rand Group, Inc.†	65,808

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 9.2% (continued)
445	Dril-Quip, Inc.†	$39,783
711	Enbridge Energy Management LLC	26,456
890	Energen Corp.	64,294
525	Energy Transfer Partners, LP	33,595
1,271	Energy XXI Bermuda, Ltd.(a)	14,426
2,250	EnLink Midstream LLC	92,992
5,832	EOG Resources, Inc.	577,485
1,860	EQT Corp.	170,264
300	Era Group, Inc.†	6,525
2,700	EXCO Resources, Inc.	9,018
812	Exterran Holdings, Inc.(a)	35,980
53,752	Exxon Mobil Corp.	5,055,376
2,206	FMC Technologies, Inc.†	119,808
950	Forest Oil Corp.†	1,111
300	Forum Energy Technologies, Inc.†	9,183
226	Geospace Technologies Corp.†(a)	7,944
500	Goodrich Petroleum Corp.†	7,410
300	Green Plains, Inc.	11,217
1,725	Gulf Coast Ultra Deep Royalty Trust†(a)	3,398
381	Gulf Island Fabrication, Inc.	6,553
300	Gulfmark Offshore, Inc., Class A	9,405
900	Gulfport Energy Corp.†	48,060
3,775	Halcon Resources Corp.†	14,949
11,131	Halliburton Co.	718,061
1,000	Helix Energy Solutions Group, Inc.†	22,060
1,150	Helmerich & Payne, Inc.	112,550
1,900	Hercules Offshore, Inc.†	4,180
3,649	Hess Corp.	344,174
2,108	HollyFrontier Corp.	92,077
500	Hornbeck Offshore Services, Inc., Class Comdty (histrt)†	16,365
1,750	ION Geophysical Corp.†	4,882
2,200	Key Energy Services, Inc.†	10,648
9,335	Kinder Morgan, Inc.(a)	357,904
2,950	Kodiak Oil & Gas Corp.†	40,031
825	Laredo Petroleum, Inc.†	18,488
672	LinnCo LLC	19,454
1,859	Magnum Hunter Resources Corp.†	10,355
8,772	Marathon Oil Corp.	329,739
3,803	Marathon Petroleum Corp.	322,000
375	Matador Resources Co.†	9,694
450	Matrix Service Co.†	10,854
2,875	McDermott International, Inc.†	16,445
550	Memorial Resource Development Corp.†(a)	14,910
2,075	Murphy Oil Corp.	118,088
3,100	Nabors Industries, Ltd.	70,556
5,361	National Oilwell Varco, Inc.	407,972
1,525	Newfield Exploration Co.†	56,532
875	Newpark Resources, Inc.†	10,885
3,512	Noble Energy, Inc.	240,080
1,000	Northern Oil and Gas, Inc.†	14,220
400	Northern Tier Energy	9,340
700	Oasis Petroleum, Inc.†	29,267
9,730	Occidental Petroleum Corp.	935,539
1,200	Oceaneering International, Inc.	78,204
500	Oil States International, Inc.†	30,950
2,650	ONEOK, Inc.	173,707
1	Pacific Ethanol, Inc.†	14
1,325	Parker Drilling Co.†	6,545
650	Parsley Energy, Inc., Class A†	13,865
1,950	Patterson-UTI Energy, Inc.	63,434
675	PBF Energy, Inc., Class A	16,200
350	PDC Energy, Inc.†(a)	17,602
3,150	Peabody Energy Corp.	38,997
700	Penn Virginia Corp.†	8,897

Shares		Value
Energy — 9.2% (continued)
2,300	PetroQuest Energy, Inc.†	$12,926
7,281	Phillips 66	592,018
675	Pioneer Energy Services Corp.†	9,464
1,648	Pioneer Natural Resources Co.	324,607
2,200	QEP Resources, Inc.	67,716
1,700	Quicksilver Resources, Inc.†(a)	1,025
1,908	Range Resources Corp.	129,381
73	Renewable Energy Group, Inc.†	741
600	Rex Energy Corp.†	7,602
675	Rice Energy, Inc.†	17,955
600	Rosetta Resources, Inc.†	26,736
1,600	Rowan PLC, Class A	40,496
1,012	RPC, Inc.	22,224
325	Sanchez Energy Corp.†(a)	8,535
4,400	SandRidge Energy, Inc.†(a)	18,876
16,279	Schlumberger, Ltd.	1,655,412
217	SEACOR Holdings, Inc.†	16,232
450	SemGroup Corp., Class A(a)	37,472
576	Seventy Seven Energy, Inc.†	13,674
1,000	Ship Finance International, Ltd.(a)	16,920
750	SM Energy Co.(a)	58,500
1,000	Solazyme, Inc.†(a)	7,460
3,800	Southwestern Energy Co.†	132,810
8,441	Spectra Energy Corp.	331,394
475	Stone Energy Corp.†	14,896
1,706	Superior Energy Services, Inc.	56,076
925	Synergy Resources Corp.†(a)	11,276
201	Targa Resources Corp.	27,370
475	Teekay Corp.	31,521
1,500	Tesoro Corp.	91,470
850	TETRA Technologies, Inc.†(a)	9,197
233	TGC Industries, Inc.†	897
525	Tidewater, Inc.	20,491
1,600	Trico Marine Services, Inc.†(f)	—
1,765	Ultra Petroleum Corp.†	41,054
500	Unit Corp.†	29,325
1,000	US Energy Corp. Wyoming†	3,190
1,100	VAALCO Energy, Inc.†	9,350
6,564	Valero Energy Corp.	303,716
800	W&T Offshore, Inc.	8,800
300	Warren Resources, Inc.†	1,590
800	Western Refining, Inc.	33,592
300	Westmoreland Coal Co.†	11,223
1,400	Whiting Petroleum Corp.†	108,570
9,025	Williams Cos., Inc. (The)	499,534
800	World Fuel Services Corp.	31,936
2,350	WPX Energy, Inc.†	56,541
1,700	Yuma Energy, Inc.†(a)	7,276
		23,574,393
Financials — 17.8%
676	Acadia Realty Trust(a) (b)	18,644
600	Affiliated Managers Group, Inc.†	120,216
5,625	Aflac, Inc.	327,656
450	Alexander & Baldwin, Inc.	16,186
859	Alexandria Real Estate Equities, Inc.(b)	63,351
227	Alleghany Corp.†	94,920
5,825	Allstate Corp. (The)	357,480
10	Altisource Asset Management Corp.†(a)	6,750
100	Altisource Portfolio Solutions SA†(a)	10,080
33	Altisource Residential Corp., Class B(a) (b)	792
425	American Assets Trust, Inc.(b)	14,012
1,282	American Campus Communities, Inc.(b)	46,729
4,475	American Capital Agency Corp.(b)	95,094

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.8% (continued)
575	American Capital Mortgage Investment Corp.(b)	$10,821
4,200	American Capital, Ltd.†	59,472
1,100	American Equity Investment Life Holding Co.	25,168
11,019	American Express Co.	964,603
1,100	American Financial Group, Inc.	63,679
1,700	American Homes 4 Rent, Class A(b)	28,713
6,550	American International Group, Inc.	353,831
300	American National Insurance Co.	33,720
11,075	American Realty Capital Properties, Inc.(b)	133,564
5,214	American Tower Corp., Class A(b)	488,187
2,352	Ameriprise Financial, Inc.	290,190
332	AmTrust Financial Services, Inc.(a)	13,220
11,050	Annaly Capital Management, Inc.(a) (b)	118,014
1,500	Anworth Mortgage Asset Corp.(a) (b)	7,185
1,781	Apartment Investment & Management Co., Class A(b)	56,671
600	Apollo Commercial Real Estate Finance, Inc.(b)	9,426
2,200	Apollo Investment Corp.	17,974
200	Arbor Realty Trust, Inc.(b)	1,348
1,200	Arch Capital Group, Ltd.†	65,664
3,675	Ares Capital Corp.	59,388
300	Argo Group International Holdings, Ltd.	15,093
4	Arlington Asset Investment Corp., Class A(a)	102
3,325	ARMOUR Residential, Inc.(a) (b)	12,801
2,050	Arthur J. Gallagher & Co.	92,988
300	Artisan Partners Asset Management, Inc., Class A	15,615
108	Ashford Hospitality Prime, Inc.(b)	1,645
544	Ashford Hospitality Trust, Inc.(b)	5,560
650	Aspen Insurance Holdings, Ltd.	27,801
1,354	Associated Banc-Corp(a)	23,587
300	Associated Estates Realty Corp.(a) (b)	5,253
900	Assurant, Inc.	57,870
2,075	Assured Guaranty, Ltd.	45,982
700	Astoria Financial Corp.	8,673
200	Atlanticus Holdings Corp.†(a)	376
600	AV Homes, Inc.†(a)	8,790
1,708	AvalonBay Communities, Inc.(a) (b)	240,777
1,175	Axis Capital Holdings, Ltd.	55,613
50	Bancorp, Inc.†	429
1,150	BancorpSouth, Inc.(a)	23,161
138,548	Bank of America Corp.	2,362,243
450	Bank of Hawaii Corp.(a)	25,564
15,013	Bank of New York Mellon Corp. (The)	581,453
950	Bank of the Ozarks, Inc.(a)	29,944
700	BankFinancial Corp.(a)	7,266
375	BankUnited, Inc.	11,434
300	Banner Corp.	11,541
9,475	BB&T Corp.	352,565
600	BBCN Bancorp, Inc.	8,754
16	BBX Capital Corp., Class A†	279
500	Beneficial Mutual Bancorp, Inc.†(a)	6,390
24,374	Berkshire Hathaway, Inc., Class B†	3,367,024
2,300	BGC Partners, Inc., Class A	17,089
2,525	BioMed Realty Trust, Inc.(b)	51,005
1,583	BlackRock, Inc., Class A	519,731
450	Blackstone Mortgage Trust, Inc., Class A(b)	12,195
168	BofI Holding, Inc.†	12,215
300	BOK Financial Corp.	19,944
1,000	Boston Private Financial Holdings, Inc.	12,390
2,057	Boston Properties, Inc.(b)	238,118

Shares		Value
Financials — 17.8% (continued)
1,988	Brandywine Realty Trust(b)	$27,971
525	Brixmor Property Group, Inc.(b)	11,686
3,075	Brookfield Property Partners	64,790
1,500	Brookline Bancorp, Inc.	12,825
1,400	Brown & Brown, Inc.	45,010
100	Camden National Corp.	3,500
1,125	Camden Property Trust(b)	77,096
30	Capital Bank Financial Corp., Class A†	716
350	Capital City Bank Group, Inc.	4,739
7,531	Capital One Financial Corp.	614,680
1,000	Capitol Federal Financial, Inc.	11,820
1,700	Capstead Mortgage Corp.(a) (b)	20,808
100	Cardinal Financial Corp.(a)	1,707
300	CareTrust REIT, Inc.† (b)	4,290
325	Cash America International, Inc.(a)	14,235
763	Cathay General Bancorp	18,945
1,780	CBL & Associates Properties, Inc.(b)	31,862
600	CBOE Holdings, Inc.	32,115
3,825	CBRE Group, Inc., Class A†	113,756
650	Cedar Realty Trust, Inc.(b)	3,835
2,875	Chambers Street Properties(b)	21,649
14,914	Charles Schwab Corp. (The)	438,322
498	Charter Financial Corp.(a)	5,329
500	Chemical Financial Corp.	13,445
500	Chesapeake Lodging Trust(b)	14,575
11,900	Chimera Investment Corp.(b)	36,176
3,071	Chubb Corp. (The)	279,707
23	CIFC Corp.(a)	208
1,694	Cincinnati Financial Corp.	79,703
2,450	CIT Group, Inc.	112,602
40,015	Citigroup, Inc.	2,073,577
300	City Holding Co.	12,639
600	City National Corp.	45,402
3,600	CME Group, Inc., Class A	287,838
300	CNA Financial Corp.	11,409
2,900	CNO Financial Group, Inc.	49,184
750	CoBiz Financial, Inc.	8,385
350	Cohen & Steers, Inc.(a)	13,454
1,250	Colony Financial, Inc.(a) (b)	27,975
276	Columbia Banking System, Inc.	6,848
1,625	Columbia Property Trust, Inc.(b)	38,789
2,083	Comerica, Inc.	103,858
1,367	Commerce Bancshares, Inc.	61,030
500	Community Bank System, Inc.	16,795
110	Community Trust Bancorp, Inc.	3,699
300	CoreSite Realty Corp.(a) (b)	9,861
850	Corporate Office Properties Trust(b)	21,862
1,199	Corrections Corp. of America(a) (b)	41,198
2,613	Cousins Properties, Inc.(b)	31,225
199	Cowen Group, Inc., Class A†	746
200	Crawford & Co., Class B	1,650
112	Credit Acceptance Corp.†	14,105
4,050	Crown Castle International Corp.(b)	326,146
1,737	CubeSmart(b)	31,231
600	Cullen/Frost Bankers, Inc.	45,906
1,000	CVB Financial Corp.	14,350
1,000	CYS Investments, Inc.(b)	8,240
3,450	DCT Industrial Trust, Inc.(b)	25,910
3,845	DDR Corp.(a) (b)	64,327
2,502	DiamondRock Hospitality Co.(b)	31,725
1,850	Digital Realty Trust, Inc.(b)	115,403
6,150	Discover Financial Services	395,999
1,100	Donegal Group, Inc., Class A	16,896
1,725	Douglas Emmett, Inc.(b)	44,281
3,951	Duke Realty Corp.(b)	67,878
700	DuPont Fabros Technology, Inc.(b)	18,928
3,778	E*Trade Financial Corp.†	85,345

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.8% (continued)
300	Eagle Bancorp, Inc.†	$9,546
2,000	East West Bancorp, Inc.	68,000
375	EastGroup Properties, Inc.(b)	22,721
1,325	Eaton Vance Corp.	49,992
1,000	Education Realty Trust, Inc.(b)	10,280
175	eHealth, Inc.†	4,223
425	Ellington Financial LLC	9,443
1,100	Empire State Realty Trust, Inc., Class A(b)	16,522
375	Employers Holdings, Inc.	7,219
200	Encore Capital Group, Inc.†	8,862
700	Endurance Specialty Holdings, Ltd.	38,626
120	Enstar Group, Ltd.†	16,358
50	Enterprise Financial Services Corp.	836
600	EPR Properties(a) (b)	30,408
1,293	Equity Commonwealth(b)	33,243
1,000	Equity Lifestyle Properties, Inc.(b)	42,360
1,000	Equity One, Inc.(b)	21,630
4,754	Equity Residential(b)	292,751
300	Erie Indemnity Co., Class A	22,743
819	Essex Property Trust, Inc.(b)	146,396
350	Evercore Partners, Inc., Class A	16,450
536	Everest Re Group, Ltd.	86,837
725	Excel Trust, Inc.(a) (b)	8,533
1,500	Extra Space Storage, Inc.(b)	77,355
1,000	Ezcorp, Inc., Class A†	9,910
14,375	Fannie Mae†	38,669
890	Federal Realty Investment Trust(b)	105,429
1,200	Federated Investors, Inc., Class B	35,232
200	Federated National Holding Co.	5,618
1,000	FelCor Lodging Trust, Inc.(b)	9,360
1,700	Fifth Street Finance Corp.	15,606
10,401	Fifth Third Bancorp	208,228
525	Financial Engines, Inc.	17,963
1,200	Financial Institutions, Inc.	26,976
100	First Acceptance Corp.†	249
827	First American Financial Corp.(a)	22,428
300	First Bancorp	4,806
2,516	First BanCorp†	11,951
500	First Cash Financial Services, Inc.†(a)	27,990
50	First Citizens BancShares, Inc., Class A	10,831
800	First Commonwealth Financial Corp.	6,712
425	First Community Bancshares, Inc.(a)	6,073
575	First Financial Bancorp	9,102
600	First Financial Bankshares, Inc.(a)	16,674
100	First Financial Corp.	3,095
2,433	First Horizon National Corp.	29,877
1,375	First Industrial Realty Trust, Inc.(a) (b)	23,251
425	First Merchants Corp.	8,589
800	First Midwest Bancorp, Inc.	12,872
3,424	First Niagara Financial Group, Inc.	28,522
800	First Potomac Realty Trust(b)	9,400
150	First Republic Bank	7,407
1,582	FirstMerit Corp.	27,843
1,500	FNB Corp.	17,985
3,459	FNF Group	95,953
1,152	FNFV Group†	15,852
2,100	Forest City Enterprises, Inc., Class A†	41,076
5,346	Franklin Resources, Inc.	291,945
950	Franklin Street Properties Corp.(a) (b)	10,659
8,075	Freddie Mac†	21,318
2,734	Fulton Financial Corp.	30,293
550	FXCM, Inc., Class A	8,717
1,137	Gaming and Leisure Properties, Inc.(a) (b)	35,133
5,115	General Growth Properties, Inc.(b)	120,458
5,850	Genworth Financial, Inc., Class A†	76,635

Shares		Value
Financials — 17.8% (continued)
1,152	Geo Group, Inc. (The)(b)	$44,029
400	Getty Realty Corp.(b)	6,800
900	Glacier Bancorp, Inc.(a)	23,274
50	Gleacher & Co., Inc.	339
1,800	Glimcher Realty Trust(b)	24,372
5,538	Goldman Sachs Group, Inc. (The)	1,016,611
475	Golub Capital BDC, Inc.	7,576
550	Government Properties Income Trust(a) (b)	12,051
435	Gramercy Property Trust, Inc.(b)	2,506
300	Greenhill & Co., Inc.	13,947
200	Guaranty Bancorp(a)	2,702
100	Hallmark Financial Services, Inc.†	1,031
927	Hancock Holding Co.	29,710
69	Hanmi Financial Corp.	1,391
700	Hanover Insurance Group, Inc. (The)	42,994
5,525	Hartford Financial Services Group, Inc.	205,806
1,000	Hatteras Financial Corp.(b)	17,960
1,175	HCC Insurance Holdings, Inc.	56,741
6,150	HCP, Inc.(b)	244,217
4,025	Health Care REIT, Inc.(a) (b)	251,039
1,175	Healthcare Realty Trust, Inc.(b)	27,824
2,050	Healthcare Trust of America, Inc., Class A(a) (b)	23,780
775	Hercules Technology Growth Capital, Inc.	11,206
50	Heritage Commerce Corp.	411
2,525	Hersha Hospitality Trust, Class A(b)	16,084
375	HFF, Inc., Class A	10,856
1,100	Highwoods Properties, Inc.(b)	42,790
1,500	Hilltop Holdings, Inc.†	30,075
670	Home BancShares, Inc.	19,705
800	Home Properties, Inc.(b)	46,592
1,000	Horace Mann Educators Corp.	28,510
1,850	Hospitality Properties Trust(b)	49,673
9,974	Host Hotels & Resorts, Inc.(b)	212,745
544	Howard Hughes Corp. (The)†	81,600
5,676	Hudson City Bancorp, Inc.	55,171
700	Hudson Pacific Properties, Inc.(b)	17,262
9,351	Huntington Bancshares, Inc.	90,985
325	Iberiabank Corp.	20,316
85	Impac Mortgage Holdings, Inc.† (b)	537
300	Independent Bank Corp.	10,716
1,100	Inland Real Estate Corp.(b)	10,901
500	Interactive Brokers Group, Inc., Class A	12,475
1,517	Intercontinental Exchange, Inc.	295,891
700	International Bancshares Corp.	17,266
550	Intervest Bancshares Corp., Class A	5,258
500	INTL FCStone, Inc.†(a)	8,660
1,000	Invesco Mortgage Capital, Inc.(b)	15,720
5,125	Invesco, Ltd.	202,335
1,000	Investment Technology Group, Inc.†	15,760
1,838	Investors Bancorp, Inc.	18,619
1,800	Investors Real Estate Trust(b)	13,860
1,564	iStar Financial, Inc.† (b)	21,114
2,475	Janus Capital Group, Inc.(a)	35,986
500	Jones Lang LaSalle, Inc.	63,170
49,859	JPMorgan Chase & Co.	3,003,506
134	KCG Holdings, Inc., Class A†	1,357
600	Kearny Financial Corp.†	7,998
650	Kemper Corp.	22,197
925	Kennedy-Wilson Holdings, Inc.	22,163
10,823	KeyCorp	144,271
1,000	Kilroy Realty Corp.(a) (b)	59,440
5,125	Kimco Realty Corp.(b)	112,289
200	Kite Realty Group Trust(b)	4,848

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.8% (continued)
1,500	LaSalle Hotel Properties(b)	$51,360
1,700	Legg Mason, Inc.	86,972
4,282	Leucadia National Corp.	102,083
1,626	Lexington Realty Trust(b)	15,919
1,825	Liberty Property Trust(b)	60,700
3,175	Lincoln National Corp.	170,116
4,525	Loews Corp.	188,511
200	LPL Financial Holdings, Inc.	9,210
350	LTC Properties, Inc.(b)	12,912
1,372	M&T Bank Corp.(a)	169,154
1,712	Macerich Co. (The)(b)	109,277
1,500	Mack-Cali Realty Corp.(b)	28,665
1,000	Maiden Holdings, Ltd.(a)	11,080
475	Main Street Capital Corp.	14,554
135	Markel Corp.†	85,880
350	MarketAxess Holdings, Inc.	21,651
6,920	Marsh & McLennan Cos., Inc.	362,193
865	MB Financial, Inc.	23,943
1,900	MBIA, Inc.†	17,442
2,800	McGraw Hill Financial, Inc.	236,460
967	Meadowbrook Insurance Group, Inc.(a)	5,657
600	Medallion Financial Corp.	6,996
1,500	Medical Properties Trust, Inc.(a) (b)	18,390
300	Mercury General Corp.	14,643
12,321	MetLife, Inc.	661,884
4,000	MFA Financial, Inc.(b)	31,120
1,500	MGIC Investment Corp.†	11,715
914	Mid-America Apartment Communities, Inc.(b)	60,004
400	Montpelier Re Holdings, Ltd.(a)	12,436
2,084	Moody's Corp.	196,938
20,250	Morgan Stanley	700,043
1,372	MSCI, Inc., Class A(a)	64,511
1,750	NASDAQ OMX Group, Inc. (The)	74,235
325	National Health Investors, Inc.(a) (b)	18,571
400	National Interstate Corp.(a)	11,160
2,500	National Penn Bancshares, Inc.	24,275
1,200	National Retail Properties, Inc. (b)	41,484
4,300	Navient Corp.	76,153
500	NBT Bancorp, Inc.	11,260
325	Nelnet, Inc., Class A	14,004
650	New Mountain Finance Corp.	9,549
2,925	New Residential Investment Corp.(b)	17,053
5,087	New York Community Bancorp, Inc.	80,731
2,325	New York REIT, Inc.(a) (b)	23,901
1,391	Newcastle Investment Corporation†(a)	17,638
10	North Valley Bancorp†	216
3,150	Northern Trust Corp.	214,295
2,153	NorthStar Asset Management Group, Inc.†	39,658
2,978	NorthStar Realty Finance Corp.(b)	52,621
875	Northwest Bancshares, Inc.	10,587
1,400	Oaktree Capital Group LLC, Class A	71,540
1,475	Ocwen Financial Corp.†	38,615
432	OFG Bancorp(a)	6,471
1,500	Old National Bancorp	19,455
3,236	Old Republic International Corp.	46,210
400	Old Second Bancorp, Inc.†	1,924
1,275	Omega Healthcare Investors, Inc.(b)	43,592
600	OneBeacon Insurance Group, Ltd., Class A(a)	9,246
400	Oritani Financial Corp.	5,636
967	PacWest Bancorp	39,869
187	Park National Corp.	14,104
1,100	Parkway Properties, Inc.(b)	20,658
625	PartnerRe, Ltd.	68,681

Shares		Value
Financials — 17.8% (continued)
1,000	Pebblebrook Hotel Trust(a) (b)	$37,340
825	PennantPark Investment Corp.	9,001
825	Pennsylvania Real Estate Investment Trust(b)	16,451
775	PennyMac Mortgage Investment Trust(b)	16,608
4,347	People's United Financial, Inc.	62,901
573	PHH Corp.†	12,812
62	Phoenix, Inc.†(a)	3,476
2,100	Piedmont Office Realty Trust, Inc., Class A(b)	37,044
900	Pinnacle Financial Partners, Inc.	32,490
300	Piper Jaffray Cos.†	15,672
200	Platinum Underwriters Holdings, Ltd.	12,174
2,184	Plum Creek Timber Co., Inc.(b)	85,198
6,610	PNC Financial Services Group, Inc.	565,684
1,157	Popular, Inc.†	34,056
600	Portfolio Recovery Associates, Inc.†	31,338
600	Post Properties, Inc.(b)	30,804
400	Potlatch Corp.(b)	16,084
200	Preferred Bank	4,504
600	Primerica, Inc.	28,932
100	Primus Guaranty, Ltd.	175
3,050	Principal Financial Group, Inc.	160,033
1,222	PrivateBancorp, Inc., Class A	36,550
830	ProAssurance Corp.	36,578
6,775	Progressive Corp. (The)	171,272
6,660	Prologis, Inc.(b)	251,082
3,375	Prospect Capital Corp.(a)	33,413
800	Prosperity Bancshares, Inc.	45,736
1,000	Protective Life Corp.	69,410
1,500	Provident Financial Services, Inc.	24,555
6,056	Prudential Financial, Inc.	532,565
249	PS Business Parks, Inc.(b)	18,959
1,955	Public Storage(b)	324,217
2,077	Pzena Investment Management, Inc., Class A(a)	19,835
2,145	Radian Group, Inc.	30,588
66	RAIT Financial Trust(b)	490
1,000	Ramco-Gershenson Properties Trust(b)	16,250
1,525	Raymond James Financial, Inc.	81,710
1,501	Rayonier, Inc.(b)	46,741
2,200	Realty Income Corp.(b)	89,738
1,200	Redwood Trust, Inc.(b)	19,896
1,325	Regency Centers Corp.(b)	71,325
16,506	Regions Financial Corp.	165,720
850	Reinsurance Group of America, Inc., Class A	68,111
400	RenaissanceRe Holdings, Ltd.(a)	39,996
400	Renasant Corp.	10,820
315	Republic Bancorp, Inc., Class A	7,462
250	Resource America, Inc., Class A	2,328
200	Resource Capital Corp.(a) (b)	974
725	Retail Opportunity Investments Corp.(a) (b)	10,658
725	Retail Properties of America, Inc., Class A(b)	10,607
425	RLI Corp.	18,398
1,500	RLJ Lodging Trust(b)	42,705
174	Rouse Properties, Inc.(b)	2,814
525	Ryman Hospitality Properties, Inc.(a) (b)	24,833
608	Sabra Health Care REIT, Inc.(b)	14,787
200	Saul Centers, Inc.(b)	9,348
150	Seacoast Banking Corp of Florida†	1,639
2,000	SEI Investments Co.(e)	72,320
350	Select Income REIT(a) (b)	8,418

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.8% (continued)
600	Selective Insurance Group, Inc.	$13,284
2,275	Senior Housing Properties Trust(b)	47,593
500	Signature Bank†	56,030
152	Silver Bay Realty Trust Corp.(b)	2,464
200	Simmons First National Corp., Class A	7,704
4,093	Simon Property Group, Inc.(b)	672,971
1,257	SL Green Realty Corp.(b)	127,359
4,300	SLM Corp.	36,808
500	Solar Capital, Ltd.	9,340
300	South State Corp.	16,776
50	Southwest Bancorp, Inc.	820
316	Sovran Self Storage, Inc.(b)	23,498
4,000	Spirit Realty Capital, Inc.(b)	43,880
300	Springleaf Holdings, Inc., Class A†	9,579
500	St. Joe Co. (The)†	9,965
450	STAG Industrial, Inc.(b)	9,320
490	StanCorp Financial Group, Inc.	30,958
2,550	Starwood Property Trust, Inc.(a) (b)	55,998
415	Starwood Waypoint Residential Trust(b)	10,794
400	State Auto Financial Corp.	8,204
5,665	State Street Corp.	417,001
1,113	Sterling Bancorp	14,235
300	Stewart Information Services Corp.	8,805
640	Stifel Financial Corp.†	30,010
3,025	Strategic Hotels & Resorts, Inc.†(a) (b)	35,241
50	Suffolk Bancorp	971
1,050	Summit Hotel Properties, Inc.(b)	11,319
164	Sun Bancorp, Inc.†(a)	2,970
500	Sun Communities, Inc.(b)	25,250
2,595	Sunstone Hotel Investors, Inc.(b)	35,863
7,105	SunTrust Banks, Inc.	270,203
1,728	Susquehanna Bancshares, Inc.	17,280
550	SVB Financial Group†	61,650
1,000	Symetra Financial Corp.	23,330
1,650	Synchrony Financial†	40,508
1,547	Synovus Financial Corp.	36,571
3,254	T Rowe Price Group, Inc.(a)	255,114
1,300	Tanger Factory Outlet Centers, Inc.(b)	42,536
800	Taubman Centers, Inc.(b)	58,400
1,500	TCF Financial Corp.	23,295
3,853	TD Ameritrade Holding Corp.	128,575
50	Tejon Ranch Co.†	1,402
384	Texas Capital Bancshares, Inc.†(a)	22,149
1,250	TFS Financial Corp.	17,900
300	Tompkins Financial Corp.	13,224
1,650	Torchmark Corp.	86,411
103	TowneBank(a)	1,399
4,422	Travelers Cos., Inc. (The)	415,403
90	Tree.com, Inc.†	3,230
350	Triangle Capital Corp.	8,862
400	Trico Bancshares	9,048
1,300	Trinity Place Holdings, Inc.†	7,670
1,208	TrustCo Bank Corp.	7,779
1,000	Trustmark Corp.	23,035
4,125	Two Harbors Investment Corp.(b)	39,889
22,484	U.S. Bancorp	940,506
3,053	UDR, Inc.(b)	83,194
400	UMB Financial Corp.	21,820
2,275	Umpqua Holdings Corp.	37,469
575	Union Bankshares Corp.	13,283
832	United Bankshares, Inc.	25,734
474	United Community Banks, Inc.	7,802
317	United Community Financial Corp.	1,484
542	United Financial Bancorp, Inc.	6,878
300	United Fire Group, Inc.	8,331
372	United Security Bancshares†	2,072

Shares		Value
Financials — 17.8% (continued)
200	Universal Health Realty Income Trust(a) (b)	$8,336
2,832	Unum Group	97,364
500	Urstadt Biddle Properties, Inc., Class A(b)	10,150
1,083	Validus Holdings, Ltd.	42,389
1,831	Valley National Bancorp	17,742
3,915	Ventas, Inc.(b)	242,534
375	ViewPoint Financial Group, Inc.	8,977
48	Virtus Investment Partners, Inc.	8,338
2,472	Vornado Realty Trust(b)	247,101
1,950	Voya Financial, Inc.	76,245
1,187	W.R. Berkley Corp.	56,739
1,125	Waddell & Reed Financial, Inc., Class A	58,151
220	Walter Investment Management Corp.†(a)	4,829
1,333	Washington Federal, Inc.	27,140
1,934	Washington Prime Group, Inc.(b)	33,806
1,250	Washington Real Estate Investment Trust(b)	31,725
400	Washington Trust Bancorp, Inc.	13,196
603	Waterstone Financial, Inc.(a)	6,965
1,100	Webster Financial Corp.	32,054
1,700	Weingarten Realty Investors(b)	53,550
63,142	Wells Fargo & Co.	3,275,176
350	WesBanco, Inc.	10,707
383	Westamerica Bancorporation	17,817
1,150	Western Alliance Bancorp†	27,485
200	Westfield Financial, Inc.	1,412
80	White Mountains Insurance Group, Ltd.	50,406
700	Wilshire Bancorp, Inc.	6,461
500	Wintrust Financial Corp.(a)	22,335
750	WisdomTree Investments, Inc.†(a)	8,535
100	World Acceptance Corp.†	6,750
1,930	Zions Bancorporation	56,086
		45,449,626
Health Care — 12.7%
18,600	Abbott Laboratories	773,574
18,325	AbbVie, Inc.(a)	1,058,452
350	ABIOMED, Inc.†(a)	8,691
475	Acadia Healthcare Co., Inc.†(a)	23,038
625	ACADIA Pharmaceuticals, Inc.†(a)	15,475
300	Accretive Health, Inc.†(a)	2,328
375	Acorda Therapeutics, Inc.†(a)	12,705
2,989	Actavis PLC†	721,186
300	Aegerion Pharmaceuticals, Inc.†(a)	10,014
4,426	Aetna, Inc.	358,506
200	Affymetrix, Inc.†	1,596
4,046	Agilent Technologies, Inc.	230,541
300	Air Methods Corp.†(a)	16,665
900	Akorn, Inc.†(a)	32,643
700	Albany Molecular Research, Inc.†(a)	15,449
850	Alere, Inc.†	32,963
1,929	Alexion Pharmaceuticals, Inc.†	319,867
750	Align Technology, Inc.†	38,760
1,600	Alkermes PLC†(a)	68,592
3,493	Allergan, Inc.	622,418
140	Alliance HealthCare Services, Inc.†	3,165
1,500	Allscripts Healthcare Solutions, Inc.†(a)	20,122
796	Alnylam Pharmaceuticals, Inc.†	62,168
100	AMAG Pharmaceuticals, Inc.†(a)	3,191
201	Amedisys, Inc.†	4,054
600	American CareSource Holdings, Inc.†(a)	1,800

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 12.7% (continued)
2,440	AmerisourceBergen Corp., Class A	$188,612
7,869	Amgen, Inc.	1,105,280
300	Amicus Therapeutics, Inc.†	1,785
250	AMN Healthcare Services, Inc.†	3,925
400	Amsurg Corp., Class A†	20,020
475	Anacor Pharmaceuticals, Inc.†(a)	11,623
130	Analogic Corp.	8,315
500	Anika Therapeutics, Inc.†(a)	18,330
2,325	Arena Pharmaceuticals, Inc.†(a)	9,742
1,000	ARIAD Pharmaceuticals, Inc.†(a)	5,400
600	Arrowhead Research Corp.†(a)	8,862
45	Asterias Biotherapeutics, Inc.†	263
343	athenahealth, Inc.†(a)	45,170
1,800	AVANIR Pharmaceuticals, Inc., Class A†	21,456
7,138	Baxter International, Inc.	512,294
2,393	Becton Dickinson and Co.	272,347
200	Biodel, Inc.†(a)	334
2,481	Biogen Idec, Inc.†	820,740
1,475	BioMarin Pharmaceutical, Inc.†	106,436
300	Bio-Rad Laboratories, Inc., Class A†	34,020
12,189	Boston Scientific Corp.†	143,952
21,825	Bristol-Myers Squibb Co.	1,117,003
2,194	Brookdale Senior Living, Inc., Class A†	70,691
1,000	Bruker Corp.†	18,515
925	C.R. Bard, Inc.	132,007
350	Cambrex Corp.†	6,538
350	Cantel Medical Corp.	12,033
100	Capital Senior Living Corp.†	2,123
4,213	Cardinal Health, Inc.	315,638
325	Cardiovascular Systems, Inc.†	7,680
2,593	CareFusion Corp.†	117,333
550	Catalent, Inc.†	13,766
2,785	Catamaran Corp.†	117,388
10,026	Celgene Corp.†	950,264
927	Celldex Therapeutics, Inc.†(a)	12,014
475	Centene Corp.†	39,287
500	Cepheid, Inc.†(a)	22,015
3,350	Cerner Corp.†	199,559
500	Charles River Laboratories International, Inc.†	29,870
136	Chemed Corp.(a)	13,994
3,363	Cigna Corp.	304,991
300	Clovis Oncology, Inc.†	13,608
1,332	Community Health Systems, Inc.†	72,980
100	Computer Programs & Systems, Inc.	5,749
300	CONMED Corp.	11,052
500	Cooper Cos., Inc. (The)	77,875
650	Covance, Inc.†	51,155
226	CTI BioPharma Corp.†(a)	547
800	Cubist Pharmaceuticals, Inc.†	53,072
300	Cyberonics, Inc.†	15,348
91	Cynosure, Inc., Class A†	1,911
2,300	Cytori Therapeutics, Inc.†(a)	1,555
2,058	DaVita HealthCare Partners, Inc.†	150,522
1,700	Dendreon Corp.†(a)	2,448
1,600	DENTSPLY International, Inc.	72,960
675	Depomed, Inc.†	10,253
650	DexCom, Inc.†	25,994
1,175	Dyax Corp.†(a)	11,891
1,100	Edwards Lifesciences Corp.†	112,365
12,345	Eli Lilly & Co.	800,573
793	Emergent Biosolutions, Inc.†(a)	16,899
1,100	Endo International PLC†(a)	75,174
700	Endologix, Inc.†(a)	7,420
300	Ensign Group, Inc. (The)(a)	10,440

Shares		Value
Health Care — 12.7% (continued)
625	Envision Healthcare Holdings, Inc.†	$21,675
775	Exact Sciences Corp.†(a)	15,019
800	Exelixis, Inc.†(a)	1,224
9,715	Express Scripts Holding Co.†	686,170
100	Five Star Quality Care, Inc.†	377
500	Galena Biopharma, Inc.†	1,030
500	Genomic Health, Inc.†(a)	14,155
50	Gentiva Health Services, Inc.†(a)	839
1,100	Geron Corp.†	2,200
16,164	Gilead Sciences, Inc.†	1,720,658
300	Greatbatch, Inc.†	12,783
550	Haemonetics Corp.†	19,206
1,700	Halozyme Therapeutics, Inc.†(a)	15,470
350	Hanger, Inc.†(a)	7,182
500	HCA Holdings, Inc.†	35,260
1,000	Health Net, Inc.†	46,110
1,100	HealthSouth Corp.	40,590
170	HeartWare International, Inc.†	13,197
872	Henry Schein, Inc.†	101,562
600	Hill-Rom Holdings, Inc.	24,858
925	HMS Holdings Corp.†(a)	17,436
2,452	Hologic, Inc.†	59,657
2,040	Hospira, Inc.†	106,141
1,876	Humana, Inc.	244,424
200	ICU Medical, Inc.†	12,836
509	IDEXX Laboratories, Inc.†	59,975
1,218	Illumina, Inc.†	199,655
1,000	ImmunoGen, Inc.†(a)	10,590
1,000	Impax Laboratories, Inc.†(a)	23,710
825	IMS Health Holdings, Inc.†	21,607
1,900	Incyte Corp., Ltd.†	93,195
600	Infinity Pharmaceuticals, Inc.†	8,052
475	Insulet Corp.†(a)	17,504
300	Integra LifeSciences Holdings Corp.†	14,892
137	Intercept Pharmaceuticals, Inc.†(a)	32,427
400	Intrexon Corp.†(a)	7,432
465	Intuitive Surgical, Inc.†	214,746
300	IPC The Hospitalist Co., Inc.†(a)	13,437
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	12,955
1,000	Isis Pharmaceuticals, Inc.†	38,830
35,388	Johnson & Johnson	3,772,007
975	Keryx Biopharmaceuticals, Inc.†	13,406
575	Kindred Healthcare, Inc.	11,155
1,075	Laboratory Corp. of America Holdings†	109,381
300	Lannett Co., Inc.†	13,704
600	LHC Group, Inc.†	13,920
565	LifePoint Hospitals, Inc.†	39,092
316	Ligand Pharmaceuticals, Inc., Class B†(a)	14,849
400	Magellan Health, Inc.†	21,892
513	Mallinckrodt PLC†(a)	46,247
2,975	MannKind Corp.†(a)	17,582
600	Masimo Corp.†	12,768
2,886	McKesson Corp.	561,818
400	MedAssets, Inc.†	8,288
650	Medicines Co. (The)†	14,508
500	Medidata Solutions, Inc.†(a)	22,145
847	Medivation, Inc.†	83,743
1,200	MEDNAX, Inc.†	65,784
12,372	Medtronic, Inc.	766,445
34,580	Merck & Co., Inc.	2,049,902
100	Merge Healthcare, Inc.†	220
375	Meridian Bioscience, Inc.	6,634
300	Mettler-Toledo International, Inc.†	76,839

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 12.7% (continued)
600	MGC Diagnostics Corp.†	$4,080
600	Molina Healthcare, Inc.†	25,380
200	Momenta Pharmaceuticals, Inc.†	2,268
136	MWI Veterinary Supply, Inc.†(a)	20,182
4,275	Mylan, Inc.†	194,470
800	Myriad Genetics, Inc.†(a)	30,856
300	National Healthcare Corp.	16,653
375	Natus Medical, Inc.†	11,066
950	Nektar Therapeutics†	11,467
350	Neogen Corp.†	13,825
800	Neurocrine Biosciences, Inc.†(a)	12,536
2,150	Novavax, Inc.†	8,965
775	NPS Pharmaceuticals, Inc.†	20,150
1,000	NuVasive, Inc.†	34,870
1,000	NxStage Medical, Inc.†	13,130
128	Oculus Innovative Sciences, Inc.†(a)	301
1,000	Omnicare, Inc.	62,260
375	Omnicell, Inc.†	10,249
3,000	OPKO Health, Inc.†(a)	25,530
750	Orexigen Therapeutics, Inc.†	3,195
300	Orthofix International NV†	9,288
700	Owens & Minor, Inc.	22,918
375	Pacira Pharmaceuticals, Inc.†	36,345
600	PAREXEL International Corp.†	37,854
950	Patterson Cos., Inc.	39,359
800	PDI, Inc.†	1,920
1,100	PDL BioPharma, Inc.(a)	8,217
1,517	PerkinElmer, Inc.	66,141
5	Pernix Therapeutics Holdings, Inc.†	38
72,187	Pfizer, Inc.	2,134,570
825	Pharmacyclics, Inc.†	96,880
381	PharMerica Corp.†	9,308
400	Pozen, Inc.	2,936
350	Premier, Inc., Class A†	11,501
650	Prestige Brands Holdings, Inc.†(a)	21,040
800	Progenics Pharmaceuticals, Inc.†	4,152
200	Providence Service Corp. (The)†	9,676
254	Puma Biotechnology, Inc.†(a)	60,597
575	Quality Systems, Inc.	7,918
1,575	Quest Diagnostics, Inc.(a)	95,571
300	Quidel Corp.†	8,061
325	Quintiles Transnational Holdings, Inc.†	18,129
675	Raptor Pharmaceutical Corp.†(a)	6,473
897	Regeneron Pharmaceuticals, Inc.†	323,386
1,800	ResMed, Inc.	88,686
1,600	Rigel Pharmaceuticals, Inc.†	3,104
418	RTI Surgical, Inc.†	1,998
600	Sagent Pharmaceuticals, Inc.†	18,660
700	Salix Pharmaceuticals, Ltd.†	109,368
300	Sangamo BioSciences, Inc.†	3,236
400	Sarepta Therapeutics, Inc.†	8,440
925	Seattle Genetics, Inc.†	34,392
1,000	Select Medical Holdings Corp.(a)	12,030
1,500	Sequenom, Inc.†	4,455
600	Simulations Plus, Inc.	4,170
650	Sirona Dental Systems, Inc.†	49,842
700	Skilled Healthcare Group, Inc., Class A†(a)	4,620
475	Spectranetics Corp.†(a)	12,621
3,450	St. Jude Medical, Inc.	207,449
650	STERIS Corp.	35,074
4,491	Stryker Corp.	362,648
200	Symmetry Medical, Inc.†	2,018
157	Synageva BioPharma Corp.†(a)	10,798
400	Synta Pharmaceuticals Corp.†(a)	1,204
1,000	Team Health Holdings, Inc.†	57,990

Shares		Value
Health Care — 12.7% (continued)
500	Techne Corp.	$46,775
500	Teleflex, Inc.	52,520
1,231	Tenet Healthcare Corp.†(a)	73,109
285	Theravance Biopharma, Inc.†(a)	6,569
1,000	Theravance, Inc.(a)	17,090
5,256	Thermo Fisher Scientific, Inc.	639,655
600	Thoratec Corp.†	16,038
80	Transcept Pharmaceuticals, Inc.	162
600	Triple-S Management Corp., Class B†	11,940
600	United Therapeutics Corp.†(a)	77,190
12,136	UnitedHealth Group, Inc.	1,046,730
500	Universal American Corp.†(a)	4,020
1,100	Universal Health Services, Inc., Class B	114,950
1,200	Varian Medical Systems, Inc.†(a)	96,144
825	VCA, Inc.†	32,447
17	Venaxis, Inc.†	28
2,514	Vertex Pharmaceuticals, Inc.†	282,347
500	Volcano Corp.†	5,320
1,000	Waters Corp.†	99,120
450	WellCare Health Plans, Inc.†	27,153
3,685	WellPoint, Inc.	440,800
650	West Pharmaceutical Services, Inc.	29,094
750	Wright Medical Group, Inc.†	22,725
2,136	Zimmer Holdings, Inc.	214,775
1,250	Zoetis, Inc., Class A	46,188
		32,622,167
Industrials — 11.1%
1,423	3D Systems Corp.†(a)	65,985
8,103	3M Co.	1,148,033
525	AAON, Inc.	8,930
375	AAR Corp.	9,056
500	ABM Industries, Inc.	12,845
300	Acacia Research Corp.(a)	4,644
453	ACCO Brands Corp.†	3,126
300	Acme United Corp.(a)	4,995
590	Actuant Corp., Class A(a)	18,007
500	Acuity Brands, Inc.	58,855
2,375	ADT Corp.(a)	84,217
375	Advisory Board Co. (The)†	17,471
1,100	AECOM Technology Corp.†(a)	37,125
1,150	AGCO Corp.(a)	52,279
1,000	Air Lease Corp., Class A	32,500
1,200	Aircastle, Ltd.	19,632
1,434	Alaska Air Group, Inc.	62,436
400	Albany International Corp., Class A	13,616
153	Allegiant Travel Co., Class A	18,920
350	Alliant Techsystems, Inc.	44,674
325	Allison Transmission Holdings, Inc.	9,259
300	Altra Industrial Motion Corp.(a)	8,748
100	AMERCO	26,189
11,061	American Airlines Group, Inc.	392,444
300	American Railcar Industries, Inc.(a)	22,176
3,012	AMETEK, Inc.	151,233
3,275	AMR Corp., Escrow†(f)	—
1,500	AMREP Corp.†	6,990
950	AO Smith Corp.	44,916
500	Apogee Enterprises, Inc.	19,900
425	Applied Industrial Technologies, Inc.	19,401
300	ArcBest Corp.(a)	11,190
200	Armstrong World Industries, Inc.†	11,200
200	Astec Industries, Inc.	7,294
300	Astronics Corp.†	14,304
300	Atlas Air Worldwide Holdings, Inc.†(a)	9,906
1,292	Avis Budget Group, Inc.†(a)	70,918
600	AZZ, Inc.(a)	25,062
1,234	B/E Aerospace, Inc.†	103,582

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 11.1% (continued)
1,437	Babcock & Wilcox Co. (The)	$39,791
600	Barnes Group, Inc.	18,210
500	Beacon Roofing Supply, Inc.†	12,740
500	Blount International, Inc.†	7,565
900	BlueLinx Holdings, Inc.†	1,179
8,743	Boeing Co. (The)	1,113,683
445	Brady Corp., Class A	9,986
450	Briggs & Stratton Corp.	8,109
450	Brink's Co. (The)	10,818
450	Builders FirstSource, Inc.†	2,452
623	Carlisle Cos., Inc.	50,077
100	Casella Waste Systems, Inc., Class A†	385
7,731	Caterpillar, Inc.	765,601
1,300	CBIZ, Inc.†	10,231
400	CDI Corp.	5,808
400	Ceco Environmental Corp.	5,360
300	Celadon Group, Inc.	5,835
800	Cenveo, Inc.†(a)	1,976
1,825	CH Robinson Worldwide, Inc.(a)	121,034
400	Chart Industries, Inc.†(a)	24,452
77	Chicago Bridge & Iron Co. NV	4,454
1,032	Cintas Corp.	72,849
184	CIRCOR International, Inc.	12,389
1,000	Civeo Corp.	11,610
400	CLARCOR, Inc.	25,232
540	Clean Harbors, Inc.†	29,117
1,425	Colfax Corp.†	81,182
400	Columbus McKinnon Corp.	8,796
900	Comfort Systems USA, Inc.	12,195
300	Commercial Vehicle Group, Inc.†	1,854
550	Con-way, Inc.	26,125
1,400	Copart, Inc.†	43,841
306	Corporate Executive Board Co. (The)	18,381
1,750	Covanta Holding Corp.	37,135
100	Covenant Transportation Group, Inc., Class A†	1,859
625	Crane Co.	39,506
12,050	CSX Corp.	386,323
300	Cubic Corp.	14,040
2,162	Cummins, Inc.	285,341
600	Curtiss-Wright Corp.	39,552
7,373	Danaher Corp.	560,201
4,255	Deere & Co.	348,867
10,625	Delta Air Lines, Inc.	384,094
500	Deluxe Corp.	27,580
825	DigitalGlobe, Inc.†	23,513
1,525	Donaldson Co., Inc.	61,961
1,966	Dover Corp.	157,929
500	Dun & Bradstreet Corp.	58,735
100	DXP Enterprises, Inc.†	7,368
350	Dycom Industries, Inc.†	10,748
400	Dynamic Materials Corp.	7,620
450	Eagle Bulk Shipping, Inc.†	413
6,271	Eaton Corp. PLC	397,393
800	EMCOR Group, Inc.	31,968
8,703	Emerson Electric Co.	544,634
700	Empire Resources, Inc.(a)	3,717
550	Encore Wire Corp.	20,399
500	Energy Recovery, Inc.†(a)	1,770
500	EnerSys, Inc.(a)	29,320
179	Engility Holdings, Inc.†	5,579
50	Ennis, Inc.	658
178	EnPro Industries, Inc.†	10,774
1,493	Equifax, Inc.	111,587
200	ESCO Technologies, Inc.	6,956
290	Esterline Technologies Corp.†	32,268
2,200	Exelis, Inc.	36,388

Shares		Value
Industrials — 11.1% (continued)
2,425	Expeditors International of Washington, Inc.	$98,406
3,300	Fastenal Co.	148,170
1,000	Federal Signal Corp.	13,240
3,484	FedEx Corp.	562,492
1,515	Flowserve Corp.	106,838
1,686	Fluor Corp.	112,608
1,900	Fortune Brands Home & Security, Inc.	78,109
300	Forward Air Corp.	13,449
600	Franklin Electric Co., Inc.	20,844
500	FreightCar America, Inc.	16,650
600	FTI Consulting, Inc.†	20,976
700	Fuel Tech, Inc.†	2,975
500	FuelCell Energy, Inc.†(a)	1,045
300	Furmanite Corp.†	2,028
300	G&K Services, Inc., Class A	16,614
500	GATX Corp.	29,185
1,500	GenCorp, Inc.†	23,955
625	General Cable Corp.	9,425
3,388	General Dynamics Corp.	430,581
132,121	General Electric Co.	3,384,940
585	Genessee & Wyoming, Inc., Class A†	55,756
507	Gorman-Rupp Co. (The)	15,230
662	Graco, Inc.	48,313
1,350	GrafTech International, Ltd.†	6,183
400	Granite Construction, Inc.	12,724
1,500	Great Lakes Dredge & Dock Corp.	9,270
550	Greenbrier Cos., Inc.	40,359
350	Griffon Corp.	3,986
325	H&E Equipment Services, Inc.	13,091
850	Hardinge, Inc.	9,299
1,200	Harsco Corp.	25,692
1,500	Hawaiian Holdings, Inc.†	20,175
775	HD Supply Holdings, Inc.†	21,126
725	Healthcare Services Group, Inc.	20,742
625	Heartland Express, Inc.	14,975
300	HEICO Corp., Class A	12,090
200	Heidrick & Struggles International, Inc.	4,108
600	Herman Miller, Inc.	17,910
2,150	Hertz Global Holdings, Inc.†	54,588
1,550	Hexcel Corp.†	61,535
300	Hill International, Inc.†	1,200
400	HNI Corp.	14,396
10,318	Honeywell International, Inc.	960,812
350	Hub Group, Inc., Class A†	14,186
438	Hubbell, Inc., Class B	52,792
525	Huntington Ingalls Industries, Inc.	54,710
400	Hurco Cos., Inc.	15,064
200	Huron Consulting Group, Inc.†	12,194
118	Hyster-Yale Materials Handling, Inc.	8,451
975	IDEX Corp.	70,561
794	IHS, Inc., Class A†	99,401
4,420	Illinois Tool Works, Inc.	373,136
875	Industrial Services of America, Inc.†	5,215
500	InnerWorkings, Inc.†	4,045
100	Innovative Solutions & Support, Inc.†	522
336	Insperity, Inc.(a)	9,186
500	Integrated Electrical Services, Inc.†(a)	4,125
1,300	Interface, Inc., Class A	20,982
400	International Shipholding Corp.	7,156
400	Intersections, Inc.	1,536
2,096	Iron Mountain, Inc.(b)	68,434
1,100	ITT Corp.	49,434
1,725	Jacobs Engineering Group, Inc.†	84,214
1,075	JB Hunt Transport Services, Inc.	79,604
2,525	JetBlue Airways Corp.†	26,816
251	John Bean Technologies Corp.	7,061

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 11.1% (continued)
1,375	Joy Global, Inc.	$74,992
200	Kadant, Inc.	7,810
300	Kaman Corp.	11,790
1,352	Kansas City Southern	163,862
1,000	KAR Auction Services, Inc.	28,630
1,550	KBR, Inc.	29,187
400	Kelly Services, Inc., Class A	6,268
800	Kennametal, Inc.	33,048
150	Kforce, Inc.	2,935
700	Kimball International, Inc., Class B	10,535
600	Kirby Corp.†	70,710
387	Knight Transportation, Inc.	10,600
500	Knoll, Inc.	8,655
525	Korn/Ferry International†	13,073
10	Kratos Defense & Security Solutions, Inc.†	66
1,075	L-3 Communications Holdings, Inc., Class 3	127,839
300	Landstar System, Inc.	21,657
600	Layne Christensen Co.†	5,826
657	Lennox International, Inc.	50,504
1,000	Lincoln Electric Holdings, Inc.	69,135
200	Lindsay Corp.	14,950
100	LMI Aerospace, Inc.†	1,280
3,744	Lockheed Martin Corp.	684,328
700	LSI Industries, Inc.(a)	4,249
1,600	Manitowoc Co., Inc. (The)	37,520
1,002	Manpowergroup, Inc.	70,240
150	Marten Transport, Ltd.	2,672
3,825	Masco Corp.	91,494
1,000	MasTec, Inc.†	30,620
450	Matson, Inc.	11,263
300	McGrath RentCorp	10,260
1,550	Meritor, Inc.†	16,817
3,150	Metalico, Inc.†	3,465
300	MFRI, Inc.†	2,844
597	Middleby Corp.†	52,614
406	Mobile Mini, Inc.	14,198
325	Moog, Inc., Class A†	22,230
350	MSA Safety, Inc.	17,290
508	MSC Industrial Direct Co., Inc., Class A	43,414
600	Mueller Industries, Inc.	17,124
1,900	Mueller Water Products, Inc., Class A	15,732
200	NACCO Industries, Inc., Class A	9,946
1,500	Navigant Consulting, Inc.†	20,865
1,000	Navistar International Corp.†(a)	32,910
500	NCI Building Systems, Inc.†	9,700
600	Nordson Corp.	45,642
3,835	Norfolk Southern Corp.	427,986
162	Nortek, Inc.†	12,069
2,526	Northrop Grumman Corp.	332,826
1,299	NOW, Inc.†(a)	39,503
900	Old Dominion Freight Line, Inc.†	63,576
550	On Assignment, Inc.†	14,768
575	Orbital Sciences Corp.†	15,985
500	Orion Energy Systems, Inc.†	2,675
1,000	Oshkosh Corp.	44,150
1,550	Owens Corning	49,213
4,080	PACCAR, Inc.	232,050
1,250	Pall Corp.	104,625
1,707	Parker Hannifin Corp.	194,854
2,025	Pentair PLC	132,617
600	Pike Corp.†	7,134
2,125	Pitney Bowes, Inc.	53,104
2,075	Plug Power, Inc.†(a)	9,524
300	Polypore International, Inc.†(a)	11,673

Shares		Value
Industrials — 11.1% (continued)
250	PowerSecure International, Inc.†(a)	$2,395
1,864	Precision Castparts Corp.	441,544
475	Primoris Services Corp.	12,749
1,000	Quanex Building Products Corp.	18,090
2,750	Quanta Services, Inc.†	99,798
600	Raven Industries, Inc.	14,640
3,916	Raytheon Co.	397,944
300	RBC Bearings, Inc.	17,010
400	Regal-Beloit Corp.	25,700
1,500	Republic Airways Holdings, Inc.†	16,665
3,518	Republic Services, Inc., Class A	137,272
200	Resources Connection, Inc.	2,788
325	Rexnord Corp.†	9,246
350	Roadrunner Transportation Systems, Inc.†	7,977
1,700	Robert Half International, Inc.	83,300
1,784	Rockwell Automation, Inc.	196,026
1,425	Rockwell Collins, Inc.	111,863
1,050	Rollins, Inc.	30,744
1,222	Roper Industries, Inc.	178,766
1,000	RPX Corp., Class Comdty (histrt)†	13,730
1,850	RR Donnelley & Sons Co.	30,451
75	Rush Enterprises, Inc., Class A†	2,509
534	Ryder System, Inc.	48,044
225	Saia, Inc.†	11,151
300	SIFCO Industries, Inc.	9,030
400	Simpson Manufacturing Co., Inc.	11,660
1,100	SkyWest, Inc.	8,558
700	Snap-on, Inc.	84,756
300	SolarCity Corp.†(a)	17,880
7,474	Southwest Airlines Co.	252,397
1,625	Spirit AeroSystems Holdings, Inc., Class A†	61,848
100	Spirit Airlines, Inc.†	6,914
584	SPX Corp.	54,855
270	Standard Register Co.†	1,385
50	Standex International Corp.	3,707
1,000	Steelcase, Inc., Class A	16,190
1,016	Stericycle, Inc.†	118,425
300	Sun Hydraulics Corp.	11,277
1,000	Swift Transportation Co., Class A†(a)	20,980
500	TAL International Group, Inc.	20,625
200	Taser International, Inc.†(a)	3,088
500	Team, Inc.†	18,955
500	Tecumseh Products Co.†	2,150
333	Teledyne Technologies, Inc.†	31,305
250	Tennant Co.	16,772
1,300	Terex Corp.	41,301
743	Tetra Tech, Inc.	18,560
700	Textainer Group Holdings, Ltd.(a)	21,784
2,800	Textron, Inc.	100,772
800	Timken Co.	33,912
312	Titan International, Inc.(a)	3,688
600	Toro Co. (The)	35,538
700	Towers Watson & Co., Class A	69,650
600	TransDigm Group, Inc.	110,598
100	TRC Cos., Inc.†	653
600	Trex Co., Inc.†(a)	20,742
475	TriMas Corp.†	11,557
1,800	Trinity Industries, Inc.	84,096
556	Triumph Group, Inc.	36,168
800	TrueBlue, Inc.†	20,208
500	Tutor Perini Corp.†	13,200
400	Twin Disc, Inc.	10,784
200	Ultralife Corp.†	648
200	UniFirst Corp.	19,318
10,640	Union Pacific Corp.	1,153,589

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 11.1% (continued)
3,930	United Continental Holdings, Inc.†	$183,885
8,804	United Parcel Service, Inc., Class B	865,345
1,141	United Rentals, Inc.†	126,765
350	United Stationers, Inc.	13,150
11,475	United Technologies Corp.	1,211,760
300	Universal Forest Products, Inc.	12,813
850	URS Corp.	48,969
500	US Ecology, Inc.	23,380
1,075	USG Corp.†	29,552
900	UTi Worldwide, Inc.†(a)	9,567
259	Valmont Industries, Inc.	34,947
122	Vectrus, Inc.†	2,387
1,800	Verisk Analytics, Inc., Class A†	109,602
97	Veritiv Corp.†	4,856
400	Viad Corp.	8,260
300	Vicor Corp.†	2,820
750	Volt Information Sciences, Inc.†	6,840
50	Wabash National Corp.†	666
691	WABCO Holdings, Inc.†	62,846
1,041	Wabtec Corp.	84,363
1,462	Waste Connections, Inc.	70,936
5,325	Waste Management, Inc.	253,097
228	Watsco, Inc.	19,649
300	Watts Water Technologies, Inc., Class A	17,475
250	Werner Enterprises, Inc.	6,300
600	WESCO International, Inc.†(a)	46,956
425	West Corp.	12,521
800	Woodward, Inc.	38,096
785	WW Grainger, Inc.	197,545
655	XPO Logistics, Inc.†	24,674
2,200	Xylem, Inc.	78,078
		28,403,632
Information Technology — 18.7%
1,185	ACI Worldwide, Inc.†	22,231
5,288	Activision Blizzard, Inc.	109,938
100	Actua Corporation†(a)	1,602
800	Acxiom Corp.†	13,240
600	ADDvantage Technologies Group, Inc.†(a)	1,404
5,637	Adobe Systems, Inc.†	390,024
600	ADTRAN, Inc.(a)	12,318
700	Advanced Energy Industries, Inc.†(a)	13,153
6,750	Advanced Micro Devices, Inc.†(a)	23,017
1,000	Advent Software, Inc.	31,560
500	Aehr Test Systems†	1,265
500	Agilysys, Inc.†(a)	5,865
1,959	Akamai Technologies, Inc.†	117,148
679	Alliance Data Systems Corp.†	168,575
4,000	Altera Corp.	143,120
1,050	Amkor Technology, Inc.†	8,830
1,625	Amphenol Corp., Class A	162,272
3,550	Analog Devices, Inc.	175,689
285	Anixter International, Inc.	24,179
922	ANSYS, Inc.†	69,768
1,016	AOL, Inc.†(a)	45,669
75,472	Apple, Inc.	7,603,804
14,208	Applied Materials, Inc.	307,035
1,500	Applied Micro Circuits Corp.†(a)	10,500
1,529	ARRIS Group, Inc.†	43,355
850	Arrow Electronics, Inc.†	47,047
1,500	Aruba Networks, Inc.†	32,370
1,000	Aspen Technology, Inc.†	37,720
100	Astea International, Inc.†	196
5,250	Atmel Corp.†	42,420
2,850	Autodesk, Inc.†	157,035

Shares		Value
Information Technology — 18.7% (continued)
5,971	Automatic Data Processing, Inc.	$496,071
1,778	Aviat Networks, Inc.†	3,200
1,575	Avnet, Inc.	65,362
1,000	AVX Corp.	13,280
289	Axcelis Technologies, Inc.†	575
200	Badger Meter, Inc.	10,090
300	Bel Fuse, Inc., Class B	7,422
400	Belden, Inc.	25,608
1,150	Benchmark Electronics, Inc.†	25,542
298	Black Box Corp.	6,949
300	Blackbaud, Inc.	11,787
460	Blackhawk Network Holdings, Inc., Class B†	14,858
250	Blucora, Inc.†	3,810
1,000	Booz Allen Hamilton Holding Corp., Class A	23,400
375	Bottomline Technologies, Inc.†	10,346
6,215	Broadcom Corp., Class A	251,210
1,250	Broadridge Financial Solutions, Inc.	52,037
5,075	Brocade Communications Systems, Inc.	55,165
106	Brooks Automation, Inc.	1,114
100	BTU International, Inc.†	325
3,947	CA, Inc.	110,279
100	Cabot Microelectronics Corp.†	4,145
199	CACI International, Inc., Class A†	14,183
3,177	Cadence Design Systems, Inc.†	54,676
400	CalAmp Corp.†	7,048
175	Calix, Inc.†	1,675
200	Callidus Software, Inc.†	2,404
475	Cardtronics, Inc.†	16,720
200	Cascade Microtech, Inc.†	2,026
500	Cavium, Inc.†	24,865
300	CDW Corp.	9,315
900	CIBER, Inc.†	3,087
997	Ciena Corp.†	16,670
200	Cinedigm Corp., Class A†	310
400	Cirrus Logic, Inc.†	8,340
64,123	Cisco Systems, Inc.	1,613,976
2,275	Citrix Systems, Inc.†	162,298
1,000	Cognex Corp.†	40,270
7,548	Cognizant Technology Solutions Corp., Class A†	337,924
400	Coherent, Inc.†	24,548
550	CommScope Holding Co., Inc.†	13,150
375	CommVault Systems, Inc.†	18,900
1,655	Computer Sciences Corp.	101,203
2,025	Compuware Corp.	21,485
400	comScore, Inc.†	14,564
100	Comtech Telecommunications Corp.	3,715
300	Comverse, Inc.†(a)	6,699
425	Concur Technologies, Inc.†	53,898
400	Constant Contact, Inc.†	10,856
1,300	Convergys Corp.	23,166
505	Conversant, Inc.†	17,296
1,152	CoreLogic, Inc.†	31,185
500	Cornerstone OnDemand, Inc.†	17,205
16,444	Corning, Inc.	318,027
325	CoStar Group, Inc.†	50,551
425	Cray, Inc.†	11,152
1,200	Cree, Inc.†	49,140
200	Crexendo, Inc.†	550
378	CSG Systems International, Inc.	9,934
100	CTS Corp.	1,589
1,625	Cypress Semiconductor Corp.	16,047
800	Daktronics, Inc.	9,832
600	Datalink Corp.†	6,378

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.7% (continued)
500	Dealertrack Technologies, Inc.†	$21,705
300	Demandware, Inc.†	15,276
388	Dice Holdings, Inc.†	3,251
650	Diebold, Inc.	22,958
51	Digital Ally, Inc.†	817
700	Digital River, Inc.†	10,164
300	Diodes, Inc.†	7,176
200	Document Security Systems, Inc.†(a)	170
600	Dolby Laboratories, Inc., Class A†	25,074
400	DST Systems, Inc.	33,568
1,421	EarthLink Holdings Corp.(a)	4,860
15,225	eBay, Inc.†	862,192
331	Ebix, Inc.	4,694
150	Echelon Corp.†	306
400	EchoStar Corp., Class A†	19,504
100	Electro Scientific Industries, Inc.	679
3,025	Electronic Arts, Inc.†	107,720
729	Electronics For Imaging, Inc.†	32,200
350	Ellie Mae, Inc.†(a)	11,410
26,979	EMC Corp.	789,406
125	Emcore Corp.†	711
1,000	Emulex Corp.†	4,940
300	EnerNOC, Inc.†	5,088
1,836	Entegris, Inc.†	21,114
325	Envestnet, Inc.†(a)	14,625
300	EPAM Systems, Inc.†(a)	13,137
1,500	Epiq Systems, Inc.(a)	26,340
502	Equinix, Inc.†	106,665
400	Euronet Worldwide, Inc.†	19,116
500	Exar Corp.†	4,475
200	Extreme Networks, Inc.†	958
868	F5 Networks, Inc.†	103,066
24,345	Facebook, Inc., Class A†	1,924,229
550	FactSet Research Systems, Inc.	66,841
200	Fair Isaac Corp.	11,020
1,250	Fairchild Semiconductor International, Inc., Class A†	19,412
900	FalconStor Software, Inc.†	1,035
200	FARO Technologies, Inc.†	10,150
406	FEI Co.	30,621
3,235	Fidelity National Information Services, Inc.	182,130
1,200	Finisar Corp.†(a)	19,956
600	FireEye, Inc.†(a)	18,336
700	First Solar, Inc.†	46,067
2,946	Fiserv, Inc.†	190,415
450	FleetCor Technologies, Inc.†	63,954
1,500	FLIR Systems, Inc.	47,010
350	FormFactor, Inc.†	2,509
255	Forrester Research, Inc.	9,399
1,675	Fortinet, Inc.†	42,319
1,000	Freescale Semiconductor, Ltd.†(a)	19,530
1,100	Gartner, Inc.†	80,817
2,100	Genpact, Ltd.†	34,272
102	GigOptix, Inc.†(a)	123
1,850	Global Cash Access Holdings, Inc.†	12,488
725	Global Payments, Inc.	50,663
400	Glu Mobile, Inc.†	2,068
6,846	Google, Inc., Class C†	3,952,607
1,100	GT Advanced Technologies, Inc.†(a)	11,913
200	Guidance Software, Inc.†	1,346
300	Guidewire Software, Inc.†	13,302
800	Harmonic, Inc.†	5,072
1,225	Harris Corp.	81,340
300	Heartland Payment Systems, Inc.(a)	14,316
24,652	Hewlett-Packard Co.	874,406

Shares		Value
Information Technology — 18.7% (continued)
1,100	Hutchinson Technology, Inc.†	$4,026
1,000	IAC/InterActiveCorp.	65,900
100	ID Systems, Inc.†	739
325	iGATE Corp.†	11,934
1,000	II-VI, Inc.†	11,770
600	Infinera Corp.†(a)	6,402
1,075	Informatica Corp.†	36,808
1,200	Ingram Micro, Inc., Class A†	30,972
500	Insight Enterprises, Inc.†	11,315
1,560	Integrated Device Technology, Inc.†	24,882
400	Integrated Silicon Solution, Inc.	5,496
62,318	Intel Corp.	2,169,913
350	Interactive Intelligence Group, Inc.†(a)	14,630
600	InterDigital, Inc.	23,892
371	Internap Network Services Corp.†(a)	2,560
11,736	International Business Machines Corp.	2,227,845
350	International Rectifier Corp.†	13,734
600	Interphase Corp.†	1,854
850	Intersil Corp., Class A	12,078
3,253	Intuit, Inc.	285,125
381	IPG Photonics Corp.†(a)	26,205
500	Itron, Inc.†	19,655
1,200	Ixia†(a)	10,968
800	IXYS Corp.(a)	8,400
450	j2 Global, Inc.(a)	22,212
2,400	Jabil Circuit, Inc.	48,408
1,000	Jack Henry & Associates, Inc.	55,660
3,203	JDS Uniphase Corp.†(a)	40,998
5,865	Juniper Networks, Inc.	129,910
233	Kemet Corp.†	960
600	Key Tronic Corp.†	6,342
1,600	KLA-Tencor Corp.	126,048
983	Knowles Corp.†(a)	26,050
400	Kulicke & Soffa Industries, Inc.†	5,692
1,787	Lam Research Corp.	133,489
200	Lattice Semiconductor Corp.†	1,500
981	Leidos Holdings, Inc.	33,678
675	Lexmark International, Inc., Class A	28,687
2,100	Limelight Networks, Inc.†(a)	4,904
2,650	Linear Technology Corp.	117,633
1,380	LinkedIn Corp., Class A†	286,750
300	Littelfuse, Inc.	25,554
193	Local Corp.†	386
300	LogMeIn, Inc.†	13,821
200	LoJack Corp.†	784
100	LRAD Corp.†(a)	271
650	Manhattan Associates, Inc.†	21,723
300	ManTech International Corp., Class A	8,085
200	Marchex, Inc., Class B	830
4,400	Marvell Technology Group, Ltd.	59,312
12,469	MasterCard, Inc., Class A	921,708
400	Mattson Technology, Inc.†	988
3,125	Maxim Integrated Products, Inc.	94,500
725	MAXIMUS, Inc.	29,094
200	Measurement Specialties, Inc.†	17,122
1,200	Mentor Graphics Corp.	24,594
100	Mercury Systems, Inc.†	1,101
400	Methode Electronics, Inc.	14,748
600	Micrel, Inc.	7,218
2,537	Microchip Technology, Inc.	119,823
13,402	Micron Technology, Inc.†	459,153
650	Microsemi Corp.†	16,517
108,837	Microsoft Corp.	5,045,683
100	MicroStrategy, Inc., Class A†	13,084
600	MKS Instruments, Inc.	20,028
662	MoneyGram International, Inc.†	8,301
500	Monolithic Power Systems, Inc.	22,025

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.7% (continued)
350	Monotype Imaging Holdings, Inc.	$9,912
1,550	Monster Worldwide, Inc.†	8,525
100	MoSys, Inc.†	242
3,235	Motorola Solutions, Inc.	204,711
1	Move, Inc.†	21
328	Multi-Fineline Electronix, Inc.†	3,067
200	Nanometrics, Inc.†	3,020
900	NAPCO Security Technologies, Inc.†	4,230
1,312	National Instruments Corp.	40,580
1,925	NCR Corp.†	64,314
4,200	NetApp, Inc.	180,432
350	NETGEAR, Inc.†	10,938
400	NetScout Systems, Inc.†	18,320
600	NetSuite, Inc.†(a)	53,724
750	NeuStar, Inc., Class A†(a)	18,623
200	Newport Corp.†	3,544
1,000	NIC, Inc.	17,220
50	Novatel Wireless, Inc.†	184
3,675	Nuance Communications, Inc.†(a)	56,650
100	NVE Corp.†	6,454
5,825	NVIDIA Corp.	107,471
21	Oclaro, Inc.†	30
600	OmniVision Technologies, Inc.†	15,876
5,105	ON Semiconductor Corp.†	45,639
44,055	Oracle Corp.	1,686,425
200	OSI Systems, Inc.†	12,696
100	Palo Alto Networks, Inc.†	9,810
425	Pandora Media, Inc.†	10,268
100	PAR Technology Corp.†	490
600	Park Electrochemical Corp.	14,130
200	ParkerVision, Inc.†	228
4,025	Paychex, Inc.	177,905
400	PCM, Inc.†	3,908
600	Pegasystems, Inc.	11,466
100	Pericom Semiconductor Corp.†	974
8	PFSweb, Inc.†	87
33	Pixelworks, Inc.†(a)	213
100	Planar Systems, Inc.†	379
450	Plantronics, Inc.	21,501
300	Plexus Corp.†	11,079
2,225	PMC - Sierra, Inc.†(a)	16,599
1,900	Polycom, Inc.†	23,342
300	Power Integrations, Inc.	16,173
220	PRGX Global, Inc.†(a)	1,289
500	Progress Software Corp.†	11,955
300	PROS Holdings, Inc.†(a)	7,560
1,240	PTC, Inc.†	45,756
40	QAD, Inc., Class B	629
1,000	Qlik Technologies, Inc.†	27,040
1,650	QLogic Corp.†	15,114
21,155	QUALCOMM, Inc.	1,581,759
1,275	Rackspace Hosting, Inc.†	41,501
1,000	Rambus, Inc.†	12,480
1,000	RealD, Inc.†(a)	9,370
681	RealNetworks, Inc.†(a)	4,733
625	RealPage, Inc.†(a)	9,688
2,240	Red Hat, Inc.†	125,776
600	RELM Wireless Corp.†	3,096
2,627	RF Micro Devices, Inc.†	30,316
200	Rightside Group, Ltd.†(a)	1,950
1,427	Riverbed Technology, Inc.†	26,464
300	Rogers Corp.†	16,428
300	Rosetta Stone, Inc.†	2,415
1,020	Rovi Corp.†	20,140
340	Rudolph Technologies, Inc.†	3,077
6,300	Salesforce.com, Inc.†	362,439

Shares		Value
Information Technology — 18.7% (continued)
2,772	SanDisk Corp.	$271,517
633	Sanmina Corp.†	13,204
1,650	Sapient Corp.†	23,100
300	ScanSource, Inc.†	10,377
560	Science Applications International Corp.	24,769
600	Semtech Corp.†	16,290
300	ServiceNow, Inc.†	17,634
300	ShoreTel, Inc.†	1,995
122	Shutterstock, Inc.†	8,708
100	Silicon Image, Inc.†	504
500	Silicon Laboratories, Inc.†	20,320
2,307	Skyworks Solutions, Inc.	133,921
800	SolarWinds, Inc.†	33,640
800	Solera Holdings, Inc.	45,088
4,725	Sonus Networks, Inc.†	16,160
650	Spansion, Inc., Class A†	14,814
100	Speed Commerce, Inc.†(a)	275
193	Splunk, Inc.†	10,684
300	SPS Commerce, Inc.†	15,945
100	SS&C Technologies Holdings, Inc.†	4,389
3,575	SunEdison, Inc.†(a)	67,496
1,300	SunPower Corp., Class A†	44,044
375	Super Micro Computer, Inc.†(a)	11,033
102	SYKES Enterprises, Inc.†	2,038
8,458	Symantec Corp.	198,848
350	Synaptics, Inc.†(a)	25,620
325	Synchronoss Technologies, Inc.†	14,879
300	SYNNEX Corp.(a)	19,389
1,717	Synopsys, Inc.†	68,156
300	Syntel, Inc.†	26,382
1,025	Take-Two Interactive Software, Inc.†	23,647
325	Tech Data Corp.†	19,130
800	TechTarget, Inc.†(a)	6,872
1,800	Teradata Corp.†(a)	75,456
1,825	Teradyne, Inc.	35,387
100	Tessco Technologies, Inc.	2,899
400	Tessera Technologies, Inc.	10,632
9,810	Texas Instruments, Inc.	467,839
1,825	TIBCO Software, Inc.†	43,125
800	TiVo, Inc.†	10,236
1,937	Total System Services, Inc.	59,970
100	Travelzoo, Inc.†	1,550
2,859	Trimble Navigation, Ltd.†	87,200
1,300	TriQuint Semiconductor, Inc.†	24,791
408	Trulia, Inc.†	19,951
1,200	TTM Technologies, Inc.†(a)	8,172
800	Twitter, Inc.†	41,264
500	Tyler Technologies, Inc.†	44,200
265	Ultimate Software Group, Inc.†(a)	37,500
427	Unisys Corp.†	9,996
114	United Online, Inc.	1,248
700	Universal Display Corp.†(a)	22,848
311	Unwired Planet, Inc.†(a)	578
66	UTStarcom Holdings Corp.†	202
825	Vantiv, Inc., Class A†	25,493
450	VASCO Data Security International, Inc.†	8,451
400	Veeco Instruments, Inc.†	13,980
1,365	VeriFone Systems, Inc.†	46,929
375	Verint Systems, Inc.†	20,854
1,416	VeriSign, Inc.†(a)	78,050
375	ViaSat, Inc.†(a)	20,670
55	Viasystems Group, Inc.†(a)	864
475	VirnetX Holding Corp.†(a)	2,850
400	Virtusa Corp.†	14,224

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.7% (continued)
5,901	Visa, Inc., Class A	$1,259,096
1,806	Vishay Intertechnology, Inc.	25,808
129	Vishay Precision Group, Inc.†(a)	1,927
1,145	VMware, Inc., Class A†	107,447
500	Web.com Group, Inc.†	9,980
458	WebMD Health Corp., Class A†(a)	19,149
2,726	Western Digital Corp.	265,294
4,979	Western Union Co. (The)	79,863
459	WEX, Inc.†	50,637
195	Workday, Inc., Class A†	16,088
13,095	Xerox Corp.	173,247
3,025	Xilinx, Inc.	128,109
800	XO Group, Inc.†	8,968
11,275	Yahoo!, Inc.†	459,456
241	Yelp, Inc., Class A†	16,448
525	Zebra Technologies Corp., Class A†	37,259
343	Zillow, Inc., Class A†(a)	39,785
7,125	Zynga, Inc., Class A†	19,238
		47,755,740
Materials — 3.6%
381	A Schulman, Inc.	13,777
2,435	Air Products & Chemicals, Inc.	316,988
735	Airgas, Inc.	81,328
1,875	AK Steel Holding Corp.†(a)	15,019
600	Albemarle Corp.(a)	35,340
14,523	Alcoa, Inc.	233,675
1,350	Allegheny Technologies, Inc.	50,085
900	Allied Nevada Gold Corp.†(a)	2,979
500	AM Castle & Co.†	4,270
400	American Vanguard Corp.(a)	4,480
550	AptarGroup, Inc.	33,385
914	Ashland, Inc.	95,147
1,100	Avery Dennison Corp.	49,115
575	Axiall Corp.(a)	20,591
348	Balchem Corp.(a)	19,686
1,600	Ball Corp.(a)	101,232
1,150	Bemis Co., Inc.	43,723
700	Cabot Corp.	35,539
500	Calgon Carbon Corp.†	9,690
500	Carpenter Technology Corp.	22,575
1,800	Celanese Corp., Class A	105,336
600	Century Aluminum Co.†	15,582
619	CF Industries Holdings, Inc.	172,837
1,005	Chemtura Corp.†	23,447
300	Clearwater Paper Corp.†	18,033
1,400	Cliffs Natural Resources, Inc.(a)	14,532
37	Codexis, Inc.†	86
1,110	Coeur Mining, Inc.†	5,506
1,300	Commercial Metals Co.	22,191
400	Compass Minerals International, Inc.	33,712
1,800	Core Molding Technologies, Inc.†	25,524
2,000	Crown Holdings, Inc.†	89,040
716	Cytec Industries, Inc.	33,860
100	Deltic Timber Corp.	6,232
800	Domtar Corp.	28,104
14,136	Dow Chemical Co. (The)	741,292
534	Eagle Materials, Inc.	54,377
1,589	Eastman Chemical Co.	128,534
3,362	Ecolab, Inc.	386,058
11,496	EI du Pont de Nemours & Co.	824,953
1,000	Ferro Corp.†	14,490
550	Flotek Industries, Inc.†	14,338
1,275	FMC Corp.	72,917
12,919	Freeport-McMoRan Copper & Gold, Inc.	421,805
1,000	Friedman Industries, Inc.	7,950
500	Globe Specialty Metals, Inc.	9,095

Shares		Value
Materials — 3.6% (continued)
2,900	Graphic Packaging Holding Co.†	$36,047
300	Greif, Inc., Class A	13,143
450	HB Fuller Co.	17,865
2,000	Headwaters, Inc.†(a)	25,080
3,400	Hecla Mining Co.	8,432
300	Horsehead Holding Corp.†	4,959
2,575	Huntsman Corp.	66,924
300	Innophos Holdings, Inc.	16,527
300	Innospec, Inc.	10,770
910	International Flavors & Fragrances, Inc.	87,251
5,417	International Paper Co.	258,608
400	Intrepid Potash, Inc.†(a)	6,180
138	Kaiser Aluminum Corp.	10,518
950	KapStone Paper and Packaging Corp.†	26,572
300	Koppers Holdings, Inc.	9,948
1,100	Louisiana-Pacific Corp.†	14,949
300	LSB Industries, Inc.†	10,713
745	Martin Marietta Materials, Inc.	96,060
300	Materion Corp.	9,201
1,200	McEwen Mining, Inc.†(a)	2,352
1,676	MeadWestvaco Corp.	68,615
380	Minerals Technologies, Inc.	23,450
800	Molycorp, Inc.†	952
6,147	Monsanto Co.	691,599
3,675	Mosaic Co. (The)	163,207
200	Myers Industries, Inc.	3,528
300	Neenah Paper, Inc.	16,044
100	NewMarket Corp.	38,102
6,000	Newmont Mining Corp.	138,300
100	NL Industries, Inc.	736
1,000	Noranda Aluminum Holding Corp.(a)	4,520
3,095	Nucor Corp.	167,997
770	Olin Corp.	19,442
300	OM Group, Inc.	7,785
1,875	Owens-Illinois, Inc.†	48,844
975	Packaging Corp. of America	62,225
1,000	PH Glatfelter Co.	21,950
1,158	PolyOne Corp.	41,202
1,721	PPG Industries, Inc.	338,590
3,461	Praxair, Inc.	446,469
500	Rayonier Advanced Materials, Inc.(a)	16,455
1,000	Reliance Steel & Aluminum Co.	68,400
1,364	Rock-Tenn Co., Class A	64,899
900	Rockwood Holdings, Inc.	68,805
600	Royal Gold, Inc.	38,964
1,600	RPM International, Inc.	73,248
300	RTI International Metals, Inc.†(a)	7,398
300	Schweitzer-Mauduit International, Inc.	12,393
700	Scotts Miracle-Gro Co. (The), Class A	38,500
2,525	Sealed Air Corp.	88,072
100	Senomyx, Inc.†(a)	820
500	Sensient Technologies Corp.	26,175
1,072	Sherwin-Williams Co. (The)	234,757
1,300	Sigma-Aldrich Corp.	176,813
700	Silgan Holdings, Inc.	32,900
1,075	Sonoco Products Co.	42,237
2,122	Southern Copper Corp.(a)	62,917
2,800	Steel Dynamics, Inc.	63,308
300	Stepan Co.	13,314
1,600	Stillwater Mining Co.†(a)	24,048
564	SunCoke Energy, Inc.†	12,662
900	Tahoe Resources, Inc.†	18,270
400	TimkenSteel Corp.	18,596
671	Tredegar Corp.	12,353
500	UFP Technologies, Inc.†	10,990
50	United States Lime & Minerals, Inc.	2,907

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 3.6% (continued)
1,625	United States Steel Corp.	$63,651
900	Valspar Corp.	71,091
1,244	Vulcan Materials Co.	74,926
700	Walter Energy, Inc.(a)	1,638
1,300	Wausau Paper Corp.	10,309
502	Westlake Chemical Corp.	43,468
7,083	Weyerhaeuser Co.(b)	225,664
1,000	Worthington Industries, Inc.	37,220
887	WR Grace & Co.†	80,664
50	Zep, Inc.	701
		9,333,644
Telecommunication Services — 2.4%
1,000	8x8, Inc.†	6,680
600	Alaska Communications Systems Group, Inc.†(a)	942
65,124	AT&T, Inc.(a)	2,294,970
200	Atlantic Tele-Network, Inc.	10,780
6,610	CenturyLink, Inc.	270,283
1,425	Cincinnati Bell, Inc.†	4,802
500	Cogent Communications Holdings, Inc.	16,805
87	Consolidated Communications Holdings, Inc.	2,179
11,886	Frontier Communications Corp.(a)	77,378
600	General Communication, Inc., Class A†	6,546
2,875	Globalstar, Inc.†	10,551
16	IDT Corp., Class B	257
500	Inteliquent, Inc.(a)	6,225
2,199	Level 3 Communications, Inc.†(a)	100,560
1,611	SBA Communications Corp., Class A†(a)	178,660
400	Spok Holdings, Inc.	5,204
6,797	Sprint Corp.†(a)	43,093
8	Straight Path Communications, Inc.†	126
1,050	Telephone & Data Systems, Inc.	25,158
9,200	T-Mobile US, Inc.†	265,604
1,375	tw telecom, Inc., Class A†	57,214
300	United States Cellular Corp.†	10,644
54,563	Verizon Communications, Inc.	2,727,605
600	Vonage Holdings Corp.†(a)	1,968
7,091	Windstream Holdings, Inc.(a)	76,441
		6,200,675
Utilities — 3.0%
8,135	AES Corp. (The)	115,354
1,519	AGL Resources, Inc.	77,985
425	ALLETE, Inc.	18,866
1,400	Alliant Energy Corp.	77,574
2,800	Ameren Corp.	107,324
6,105	American Electric Power Co., Inc.	318,742
400	American States Water Co.	12,168
2,300	American Water Works Co., Inc.	110,929
2,151	Aqua America, Inc.	50,613
1,100	Atmos Energy Corp.	52,470
1,000	Avista Corp.(a)	30,530
600	Black Hills Corp.(a)	28,728
525	California Water Service Group	11,781
5,000	Calpine Corp.†	108,500
4,600	CenterPoint Energy, Inc.	112,562
300	Chesapeake Utilities Corp.	12,498
700	Cleco Corp.(a)	33,705
2,850	CMS Energy Corp	84,531
3,550	Consolidated Edison, Inc.	201,143
7,290	Dominion Resources, Inc.	503,666
1,975	DTE Energy Co.	150,258
8,851	Duke Energy Corp.	661,789
11	Dynegy, Inc., Class A†	317

Shares		Value
Utilities — 3.0% (continued)
4,050	Edison International	$226,476
400	El Paso Electric Co.	14,620
475	Empire District Electric Co.	11,471
2,050	Entergy Corp.	158,526
9,741	Exelon Corp.(a)	332,071
4,280	FirstEnergy Corp.	143,680
16	Genie Energy, Ltd., Class B†	113
1,705	Great Plains Energy, Inc.	41,210
1,100	Hawaiian Electric Industries, Inc.	29,205
500	IDACORP, Inc.	26,805
700	Integrys Energy Group, Inc.(a)	45,374
1,800	ITC Holdings Corp.	64,134
350	Laclede Group, Inc.	16,240
2,125	MDU Resources Group, Inc.	59,096
450	MGE Energy, Inc.(a)	16,767
950	National Fuel Gas Co.	66,490
400	New Jersey Resources Corp.	20,204
5,506	NextEra Energy, Inc.	516,903
3,915	NiSource, Inc.	160,437
3,867	Northeast Utilities	171,308
300	Northwest Natural Gas Co.	12,675
400	NorthWestern Corp.	18,144
3,577	NRG Energy, Inc.	109,027
300	NRG Yield, Inc., Class A(a)	14,115
2,400	OGE Energy Corp.	89,064
587	ONE Gas, Inc.	20,105
1,000	Ormat Technologies, Inc.	26,270
350	Otter Tail Corp.	9,335
2,650	Pepco Holdings, Inc.	70,914
5,300	PG&E Corp.	238,712
1,000	Piedmont Natural Gas Co., Inc.	33,530
1,300	Pinnacle West Capital Corp.	71,032
700	PNM Resources, Inc.	17,437
800	Portland General Electric Co.	25,696
7,950	PPL Corp.	261,078
6,425	Public Service Enterprise Group, Inc.	239,267
2,200	Questar Corp.	49,038
1,379	SCANA Corp.(a)	68,412
3,040	Sempra Energy	320,355
325	South Jersey Industries, Inc.	17,342
11,300	Southern Co. (The)	493,245
475	Southwest Gas Corp.	23,076
2,700	TECO Energy, Inc.	46,926
1,950	UGI Corp.	66,476
550	UIL Holdings Corp.	19,470
933	Vectren Corp.	37,227
1,375	Westar Energy, Inc., Class A(a)	46,915
650	WGL Holdings, Inc.	27,378
2,700	Wisconsin Energy Corp.	116,100
6,350	Xcel Energy, Inc.(a)	193,040
		7,784,564
Total Common Stock
(Cost $130,249,813)		254,850,734

SHORT-TERM INVESTMENTS (c) — 11.9%
970,273	Northern Trust Institutional Government Select Portfolio, 0.010%	970,272
29,400,389	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	29,400,389

Total Short-Term Investments
(Cost $30,370,661)		30,370,661

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Number of Rights		Value
RIGHTS — 0.0%
United States — 0.0%
45	Biofuel Energy Corp., Expires 10/17/14†	$130
116	Furiex Pharmaceuticals†	1,133
1,500	Leap Wireless†(f)	3,780
Total Rights (Cost $2,494)		5,043

Number of Warrants
WARRANTS — 0.0%
183	Dynegy, Inc., Expires 10/04/17†	758
1	Magnum Hunter WTS, Expires 04/20/16†	—
7	Tejon Ranch Co., Expires 08/31/16†	14
Total Warrants (Cost $5,144)		772
Total Investments — 111.4%
(Cost $160,628,112)‡		285,227,210
Other Assets & Liabilities, Net — (11.4)%		(29,137,093)
NET ASSETS — 100.0%		$256,090,117

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $28,561,423.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2014 was $29,400,389.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $171,075.

(e)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(f)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2014 was $3,780 and represents 0.0% of Net Assets.
‡	At September 30, 2014, the tax basis cost of the Portfolio’s investments was $160,628,112 and the unrealized appreciation and depreciation were $128,109,658 and $(3,510,560), respectively.

LLC— Limited Liability Company
LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$254,850,734	$—	$—	$254,850,734
Short-Term Investments	30,370,661	—	—	30,370,661
Rights	130	4,913	—	5,043
Warrants	758	14	—	772
Total Investments in Securities	$285,222,283	$4,927	$—	$285,227,210

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For September 30, 2014 were no Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 93.9%
Australia — 2.1%
15,894	Amcor, Ltd.	$157,432
43,880	AMP, Ltd.	209,296
178,215	Aurizon Holdings, Ltd.	705,937
41,785	Australia & New Zealand Banking Group, Ltd.	1,129,539
1,566	Commonwealth Bank of Australia	103,109
42,175	Fortescue Metals Group, Ltd.	128,129
3,686	Macquarie Group, Ltd.	185,477
208,013	Qantas Airways, Ltd.†	252,682
24,276	QBE Insurance Group, Ltd.	247,222
17,214	Stockland(a)	59,471
39,190	Suncorp Group, Ltd.	481,699
49,466	Tatts Group, Ltd.	136,188
14,083	Westpac Banking Corp.	395,359
6,291	WorleyParsons, Ltd.	84,277
		4,275,817
Austria — 0.2%
13,633	OMV AG	458,438

Belgium — 1.0%
5,944	Ageas	197,069
2,337	Colruyt SA	102,977
4,654	Delhaize Group SA	323,441
1,414	KBC Groep NV	75,064
1,510	Telenet Group Holding NV†	86,739
13,462	UCB SA	1,219,841
		2,005,131
Bermuda — 1.5%
52,695	Lazard, Ltd., Class A	2,671,637
346,000	Sihuan Pharmaceutical Holdings Group, Ltd.	259,147
		2,930,784
Brazil — 0.8%
56,030	Banco Bradesco SA(b)	798,428
700	Banco Santander Brasil SA	4,541
1,300	Cia de Saneamento Basico do Estado de Sao Paulo	10,542
1,900	Cielo SA	30,917
47,000	Embraer SA	462,560
24,800	Kroton Educacional SA	155,826
5,200	Petroleo Brasileiro SA	36,965
500	Porto Seguro SA	5,822
3,100	Transmissora Alianca de Energia Eletrica SA	25,038
		1,530,639
Canada — 8.9%
600	Agrium, Inc.	53,338
23,500	Alimentation Couche Tard, Inc., Class B	751,404
2,300	Atco, Ltd., Class I	93,236
37,000	Bombardier, Inc., Class B	124,550
13,600	CAE, Inc.	164,908
2,400	Canadian Imperial Bank of Commerce	215,559
62,110	Canadian National Railway Co.	4,407,939
5,300	Canadian Oil Sands, Ltd.	97,770
20,475	Canadian Pacific Railway, Ltd.	4,248,133
300	Canadian Tire Corp., Ltd., Class A	30,738
17,400	Cenovus Energy, Inc.	468,112
7,900	CGI Group, Inc., Class A†	266,919
4,300	Encana Corp.	91,302
300	Fairfax Financial Holdings, Ltd.	134,414
8,000	First Capital Realty, Inc.	125,077

Shares		Value
Canada — 8.9% (continued)
10,500	Gildan Activewear, Inc.	$574,432
700	Goldcorp, Inc.	16,138
15,600	Husky Energy, Inc.	428,183
1,100	Intact Financial Corp.	71,218
20,400	Kinross Gold Corp.†	67,760
12,300	Magna International, Inc.	1,167,454
7,800	Manulife Financial Corp.	150,018
8,900	Methanex Corp.	594,102
1,600	Onex Corp.	89,090
13,500	Penn West Petroleum, Ltd.	91,491
1,800	Power Corp of Canada	49,952
7,800	Power Financial Corp.	238,607
10,800	RioCan Real Estate Investment Trust(a)	247,543
16,200	Royal Bank of Canada	1,157,918
16,400	Suncor Energy, Inc.	593,502
4,400	Toronto-Dominion Bank	217,142
15,800	TransAlta Corp.	165,766
6,300	Valeant Pharmaceuticals International, Inc.†	825,506
		18,019,221
Cayman Islands — 0.2%
1,700	Baidu, Inc. ADR†	370,991
13,600	Sands China, Ltd.	70,949
		441,940
China — 4.8%
757,000	Agricultural Bank of China, Ltd., Class H	335,046
72,000	ANTA Sports Products, Ltd.	146,311
2,473,000	Bank of China, Ltd., Class H	1,107,866
104,000	Beijing Capital International Airport Co., Ltd., Class H	79,308
144,000	China CITIC Bank Corp., Ltd., Class H	87,242
867,000	China Construction Bank Corp., Class H	606,330
40,000	China Merchants Bank Co., Ltd., Class H	68,288
143,000	China Railway Group, Ltd., Class H	75,728
115,000	Fosun International†	138,036
15,200	Hollysys Automation Technologies, Ltd.†	341,848
1,158,000	Industrial & Commercial Bank of China, Ltd., Class H	723,758
10,000	Jiangsu Expressway Co., Ltd., Class H	10,558
318,241	PICC Property & Casualty Co., Ltd., Class H	564,506
106,000	Shimao Property Holdings, Ltd.	214,123
228,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	75,322
113,000	SOHO China, Ltd.	81,736
1,343,000	Sun Art Retail Group, Ltd.	1,517,111
176,800	Tencent Holdings, Ltd.	2,631,040
20,200	WuXi PharmaTech Cayman, Inc.†	707,404
104,000	Zhejiang Expressway Co., Ltd., Class H	105,663
		9,617,224
Denmark — 4.4%
50,331	Chr Hansen Holding A	1,942,946
28,051	DSV A/S	788,755
53,235	Novo Nordisk ADR	2,535,051
5,013	Novo Nordisk A, Class B	238,678
46,168	Novozymes A, Class B	1,997,948

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Denmark — 4.4% (continued)
8,771	Pandora A	$684,811
62,919	TDC A	476,657
526	Tryg A	54,570
1,822	William Demant Holding A†	139,656
		8,859,072
Finland — 0.8%
556	Nokian Renkaat OYJ	16,683
23,093	Sampo, Class A	1,116,585
14,838	Stora Enso OYJ, Class R	123,106
22,596	UPM-Kymmene OYJ	321,210
		1,577,584
France — 3.6%
7,343	Alcatel-Lucent†	22,648
5,948	AXA SA	146,515
11,726	BNP Paribas	778,238
4,644	Christian Dior SA	777,986
6,563	Cie Generale des Etablissements Michelin, Class B	618,177
6,653	Eiffage SA	370,888
13,100	Electricite de France SA	429,770
4,753	Eutelsat Communications SA	153,359
7,034	LVMH Moet Hennessy Louis Vuitton SA	1,142,202
645	Renault SA	46,659
3,683	Safran SA	238,784
20,003	Societe Generale	1,020,316
7,978	Sodexo	780,423
7,480	Technip SA	627,471
72	Unibail-Rodamco SE(a)	18,515
515	Vinci SA	29,886
		7,201,837
Germany — 4.7%
3,334	Allianz SE	538,217
1,798	Axel Springer SE	98,710
7,520	BASF SE	685,958
8,452	Bayer AG	1,176,003
5,284	Bayerische Motoren Werke AG	564,727
2,369	Brenntag AG	115,950
2,656	Continental AG	503,121
2,878	Daimler AG	219,785
3,228	Deutsche Bank AG	112,714
3,958	Deutsche Lufthansa AG	62,149
83,354	Deutsche Telekom AG	1,261,699
63,342	E.ON SE	1,156,737
16,909	Fresenius SE & Co. KGaA	834,785
3,905	Hannover Rueck SE	315,172
2,895	K+S AG	81,667
1,031	Muenchener Rueckversicherungs AG	203,384
12,395	SAP AG	894,548
530	Siemens AG	63,066
10,120	Wincor Nixdorf AG	517,554
		9,405,946
Guernsey — 0.0%
7,424	Friends Life Group, Ltd.	36,971

Hong Kong — 3.5%
50,100	Beijing Enterprises Holdings, Ltd.	429,834
308,000	Beijing Enterprises Water Group, Ltd.†	208,289
83,500	BOC Hong Kong Holdings, Ltd.	265,813
28,000	Cheung Kong Infrastructure Holdings, Ltd.	196,226
168,000	China Everbright International, Ltd.	222,138
62,000	China Everbright, Ltd.	115,951

Shares		Value
Hong Kong — 3.5% (continued)
344,000	China Unicom Hong Kong, Ltd.	$515,912
6,000	CNOOC, Ltd.	10,347
806,000	GOME Electrical Appliances Holding, Ltd.	130,460
182,000	Guangdong Investment, Ltd.	212,757
201,000	Haier Electronics Group Co., Ltd.	527,115
64,000	Hanergy Solar Group, Ltd.	11,778
21,000	Hang Lung Properties, Ltd.	59,690
22,800	Hang Seng Bank, Ltd.	365,869
29,000	Hong Kong & China Gas Co., Ltd.	62,852
135,000	Hutchison Whampoa, Ltd.	1,631,962
37,000	Hysan Development Co., Ltd.	170,717
43,000	Kerry Properties, Ltd.	144,157
400,000	Lenovo Group, Ltd.	595,797
284,000	PCCW, Ltd.	178,255
279,500	Techtronic Industries Co.	805,974
16,000	Wharf Holdings, Ltd.	113,644
		6,975,537
India — 0.8%
16,800	Infosys, Ltd. ADR	1,016,232
14,900	Tata Motors, Ltd. ADR	651,279
		1,667,511
Indonesia — 0.8%
725,400	Astra International	419,148
537,000	Bank Mandiri	444,102
347,900	Bank Rakyat Indonesia	297,408
797,300	Indofood Sukses Makmur	457,094
		1,617,752
Ireland — 1.2%
13,266	Experian PLC	210,801
15,125	Perrigo Co. PLC(b)	2,271,624
		2,482,425
Israel — 0.0%
1,188	Bezeq The Israeli Telecommunication Corp., Ltd.	2,051
14	Delek Group, Ltd.	5,299
8,200	Israel Chemicals, Ltd.	58,904
		66,254
Italy — 1.4%
16,882	Assicurazioni Generali SpA	353,969
63,189	Enel SPA	334,279
1,537	Exor SpA	59,419
4,300	Fiat SPA	41,442
159,134	Intesa Sanpaolo SpA	480,385
63,895	Mediobanca SpA	545,908
16,968	Prysmian SpA	313,958
65,483	Snam SpA	361,586
260,819	Telecom Italia SpA	258,998
26,586	Terna Rete Elettrica Nazionale SpA	133,451
		2,883,395
Japan — 12.9%
28,000	Aozora Bank, Ltd.	94,680
19,000	Asahi Glass Co., Ltd.	103,071
47,800	Astellas Pharma, Inc.	711,913
5,200	Bridgestone Corp.	171,990
15,300	Brother Industries, Ltd.	282,746
5,900	Calbee, Inc.	192,836
10,100	Canon, Inc.	328,613
300	Central Japan Railway Co.	40,467
13,400	Citizen Holdings Co., Ltd.	87,991
8,000	Dai Nippon Printing Co., Ltd.	80,274
6,000	Daihatsu Motor Co., Ltd.	95,211

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Japan — 12.9% (continued)
6,000	Daito Trust Construction Co., Ltd.	$709,516
11,100	FANUC Corp.	2,007,465
10,400	Fuji Heavy Industries, Ltd.	344,517
40,000	Fujitsu, Ltd.	246,183
28,500	GungHo Online Entertainment, Inc.	135,683
2,600	Hirose Electric Co., Ltd.	320,998
6,000	Hitachi Metals, Ltd.	108,147
101,000	Hitachi, Ltd.	771,643
45,300	INPEX Corp.	640,455
96,000	ITOCHU Corp.	1,172,448
3,000	Japan Airlines Co., Ltd.	82,088
22,400	Japan Tobacco, Inc.	727,898
43,400	JFE Holdings, Inc.	866,980
21,000	JGC Corp.	573,753
3,500	JSR Corp.	61,081
3,000	Kamigumi Co., Ltd.	28,409
37,000	Kansai Paint Co., Ltd.	553,194
16,000	Keikyu Corp.	133,563
11,000	Keisei Electric Railway Co., Ltd.	110,443
8,000	Kikkoman Corp.	170,024
77,000	Kobe Steel, Ltd.	125,046
7,200	Koito Manufacturing Co., Ltd.	195,865
1,600	Kurita Water Industries, Ltd.	35,691
2,400	Lawson, Inc.	167,912
2,200	Makita Corp.	124,282
4,300	Maruichi Steel Tube, Ltd.	105,593
6,600	Mazda Motor Corp.	166,020
3,200	Miraca Holdings, Inc.	132,425
1,500	Mitsubishi Motors Corp.	18,195
8,800	MS&AD Insurance Group Holdings, Inc.	191,947
5,100	Nexon Co., Ltd.	42,060
8,000	NH Foods, Ltd.	169,862
9,900	NHK Spring Co., Ltd.	97,141
1,400	Nidec Corp.	94,608
11,000	Nippon Steel & Sumitomo Metal Corp.	28,557
3,500	Nippon Telegraph & Telephone Corp.	217,050
14,000	Nippon Yusen KK	36,912
154,300	Nissan Motor Co., Ltd.	1,493,647
7,200	Nitto Denko Corp.	394,245
78,800	Nomura Holdings, Inc.	468,809
2,400	Nomura Research Institute, Ltd.	77,616
59,800	ORIX Corp.	825,566
1,600	Otsuka Corp.	63,706
3,100	Park24 Co., Ltd.	49,468
113,500	Resona Holdings, Inc.	640,297
57,400	Ricoh Co., Ltd.	616,666
1,900	Santen Pharmaceutical Co., Ltd.	106,402
36,300	Sega Sammy Holdings, Inc.	584,469
47,100	Sekisui House, Ltd.	555,108
13,900	Seven & I Holdings Co., Ltd.	539,131
1,800	Shimamura Co., Ltd.	165,480
1,400	Shimano, Inc.	170,301
13,700	Shiseido Co., Ltd.	225,988
8,800	Softbank Corp.	614,670
14,900	Sundrug Co., Ltd.	662,214
4,800	Suntory Beverage & Food, Ltd.	169,976
60,300	Sysmex Corp.	2,428,221
4,200	T&D Holdings, Inc.	53,969
11,000	Taisei Corp.	62,059
1,900	THK Co., Ltd.	47,346
4,400	Toho Co., Ltd.	99,410
19,300	Tokio Marine Holdings, Inc.	598,833
1,500	Toyota Motor Corp.	88,259
14,100	USS Co., Ltd.	215,700

Shares		Value
Japan — 12.9% (continued)
14,000	Yokohama Rubber Co., Ltd.	$121,314
		26,042,316
Luxembourg — 0.3%
2,502	ArcelorMittal	34,233
40,674	Subsea 7 SA	581,254
		615,487
Malaysia — 0.3%
124,100	Axiata Group BHD	264,962
122,500	Genting BHD	354,190
		619,152
Mexico — 1.8%
310,300	Alfa SAB de CV, Class A	1,067,411
9,200	Gruma SAB de CV, Class B†	98,504
24,000	Grupo Aeroportuario del Pacifico SAB de CV, Class B	161,757
4,700	Grupo Carso SAB de CV	27,450
87,400	Grupo Financiero Banorte SAB de CV, Class O	559,717
46,000	OHL Mexico SAB de CV†	124,843
22,300	Promotora y Operadora de Infraestructura SAB de CV†	305,248
507,600	Wal-Mart de Mexico SAB de CV	1,277,456
		3,622,386
Netherlands — 5.2%
19,302	Aegon NV	158,938
5,175	Airbus Group NV	325,305
26,615	ASML Holding NV, Class G(b)	2,630,094
12,630	Core Laboratories NV	1,848,400
15,599	Delta Lloyd NV	375,865
36,016	ING Groep NV, CVA†	511,942
14,749	Randstad Holding NV	685,230
4,649	Royal Dutch Shell PLC, Class A	177,686
7,272	Royal Dutch Shell PLC, Class B	287,489
47,370	Sensata Technologies Holding NV†(b)	2,109,386
52,360	Yandex NV, Class A†(b)	1,455,346
		10,565,681
New Zealand — 0.1%
6,660	Fletcher Building, Ltd.	45,650
1,936	Ryman Healthcare, Ltd.	11,797
20,383	Spark New Zealand, Ltd.	47,238
		104,685
Norway — 1.5%
11,677	DnB NOR ASA	218,524
4,106	Norsk Hydro ASA	22,956
25,123	Orkla ASA	227,085
36,837	Statoil ASA	1,002,916
115,590	Storebrand ASA	643,434
44,184	Telenor ASA	969,728
505	Yara International ASA	25,363
		3,110,006
Panama — 0.2%
15,800	Banco Latinoamericano de Comercio Exterior SA, Class E(b)	484,744

Portugal — 0.2%
40,203	Jeronimo Martins SGPS SA	442,405

Russia — 0.5%
39	AK Transneft OAO†	86,128

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Russia — 0.5% (continued)
1,627,000	Federal Hydrogenerating Company (Rushydro)†	$32,540
14,313	Lukoil OAO ADR	728,773
179,900	Surgutneftegas†	120,533
820	Tatneft†	4,822
		972,796
Singapore — 0.6%
13,000	Global Logistic Properties, Ltd.	27,594
58,100	Keppel Corp., Ltd.	477,894
38,400	United Overseas Bank, Ltd.	673,180
14,000	UOL Group, Ltd.	72,466
8,000	Wilmar International, Ltd.	19,350
		1,270,484
South Africa — 2.0%
163,567	FirstRand, Ltd.	622,431
47,583	Growthpoint Properties, Ltd.(a)	103,921
5,567	Kumba Iron Ore, Ltd.	131,105
7,736	Liberty Holdings, Ltd.	84,405
62,633	Netcare, Ltd.	175,076
23,900	Redefine Properties, Ltd.(a)	20,576
61,485	Remgro, Ltd.	1,239,479
14,748	Sanlam, Ltd.	85,116
9,605	Sasol, Ltd.	520,937
77,565	Shoprite Holdings, Ltd.	960,373
7,749	Vodacom Group, Ltd.	89,183
		4,032,602
South Korea — 1.5%
2,599	Daewoo Securities Co., Ltd.†	26,417
100	Dongbu Insurance Co., Ltd.	5,626
1,500	Hanwha Corp.	41,780
2,090	Hyundai Motor Co.	376,562
4,500	Industrial Bank of Korea	67,852
1,000	Kangwon Land, Inc.	33,880
1,947	KB Financial Group, Inc.	70,979
11,795	Korea Electric Power Corp.	536,091
800	KT&G Corp.	71,595
16,470	LG Display Co., Ltd.†	526,319
101	Mirae Asset Securities Co., Ltd.	4,248
99	NAVER Corp.	75,624
103	POSCO	31,682
100	Samsung Electronics Co., Ltd., Class Preference	85,074
100	Samsung Electronics Co., Ltd.	112,001
1,504	Samsung Securities Co., Ltd.	62,775
683	Shinhan Financial Group Co., Ltd.	31,443
8,265	SK Hynix, Inc.	365,818
3,900	SK Networks Co., Ltd.	39,122
1,810	SK Telecom Co., Ltd.	497,918
1,492	Woori Finance Holdings Co., Ltd.	18,405
		3,081,211
Spain — 3.5%
1,509	ACS Actividades de Construccion y Servicios SA	57,840
3,114	Amadeus IT Holding SA, Class A	116,250
17,952	Banco Bilbao Vizcaya Argentaria SA	216,062
149,603	Banco Santander SA	1,432,252
128,423	CaixaBank SA	780,882
30,511	Enagas SA	981,209
31,536	Ferrovial SA	610,116
16,785	Grifols SA	685,937
71,572	Inditex SA	1,975,662
64,411	Mapfre SA	227,652
		7,083,862

Shares		Value
Sweden — 2.6%
7,022	Boliden AB	$113,380
8,920	Electrolux AB, Class B	234,954
11,244	Elekta AB, Class B	110,521
11,068	Hennes & Mauritz AB, Class B	457,662
22,941	Husqvarna AB, Class B	161,744
2,360	Nordea Bank AB	30,593
34,158	Sandvik AB	383,640
61,426	Securitas AB, Class B	680,359
26,151	Skandinaviska Enskilda Banken AB, Class A	347,930
71,069	Svenska Cellulosa AB, Class B	1,688,678
35,114	Swedbank AB, Class A	880,502
2,313	Telefonaktiebolaget LM Ericsson, Class B	29,164
17,435	TeliaSonera AB	120,235
		5,239,362
Switzerland — 7.0%
25,215	ACE, Ltd.	2,644,297
13,518	Aryzta AG	1,164,821
20,491	Credit Suisse Group AG	566,897
3,598	Lonza Group AG	433,544
35,287	Nestle SA	2,593,278
5,586	Novartis AG	526,024
5,912	Roche Holding AG	1,745,832
977	SGS SA	2,021,369
41,952	STMicroelectronics NV	323,900
1,470	Swatch Group AG (The)	696,629
3,770	Swiss Prime Site AG	279,716
1,556	Swiss Re, Ltd.	123,830
8,145	Transocean, Ltd.	261,977
21,630	UBS AG	375,990
1,295	Zurich Insurance Group AG	385,396
		14,143,500
Taiwan — 2.4%
222,000	AU Optronics Corp.	93,420
68,000	Chunghwa Telecom Co., Ltd.	204,732
4,000	Far Eastern New Century Corp.	4,029
36,000	Innolux Corp.	15,536
14,000	Ruentex Industries, Ltd.	31,115
224,910	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,538,684
		4,887,516
Thailand — 0.4%
608,300	Krung Thai Bank PLC	443,428
85,207	PTT Exploration & Production PLC	419,749
		863,177
Turkey — 0.3%
135,900	Haci Omer Sabanci Holding AS	572,528

United Kingdom — 8.8%
6,812	3i Group PLC	42,188
5,916	Aberdeen Asset Management PLC	38,167
1,241	Admiral Group PLC	25,736
2,362	AMEC PLC	42,148
38,198	ARM Holdings PLC(b)	1,473,819
2,548	AstraZeneca PLC	182,596
25,411	BAE Systems PLC	193,419
65,781	BHP Billiton PLC	1,819,531
138,360	BP PLC	1,012,144
29,861	British American Tobacco PLC	1,682,675
17,245	British Sky Broadcasting Group PLC	245,966
84,054	BT Group PLC, Class A	515,585

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom — 8.8% (continued)
1,006	Burberry Group PLC	$24,538
1,865	Capita Group PLC (The)	35,109
46,348	Centrica PLC	230,995
10,611	Diageo PLC	306,042
105,800	G4S PLC	429,010
23,919	GlaxoSmithKline PLC	546,405
54,521	HSBC Holdings PLC	554,000
19,356	ICAP PLC	121,049
9,662	Intu Properties PLC(a)	50,337
16,955	J Sainsbury PLC	68,946
292,790	Lloyds Banking Group PLC†	364,249
10,548	National Grid PLC	151,625
5,452	Next PLC	583,551
1,070	Persimmon PLC	23,024
61,456	Prudential PLC	1,366,242
29,616	Reckitt Benckiser Group PLC	2,560,514
1,291	Rio Tinto PLC	63,259
43,879	Rolls-Royce Holdings PLC	682,913
10,088	RSA Insurance Group PLC	79,092
3,902	Scottish & Southern Energy PLC	97,707
10,258	Segro PLC(a)	60,206
39,796	Smith & Nephew PLC	669,430
3,553	Tate & Lyle PLC	33,866
16,058	Tesco PLC	47,969
2,828	Travis Perkins PLC	75,981
13,200	TUI Travel PLC	83,078
20,089	Vodafone Group PLC	66,197
1,826	Weir Group PLC	73,743
52,942	WH Smith PLC	926,179
82,251	WM Morrison Supermarkets PLC	223,802
		17,873,032
United States — 1.1%
49,855	Coca-Cola Enterprises, Inc.	2,211,568

Total Common Stock
(Cost $192,700,609)		189,891,978

SHORT-TERM INVESTMENTS (c) — 9.2%
4,924,839	Northern Trust Institutional Government Select Portfolio, 0.010%	4,924,838
13,705,796	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	13,705,796

Total Short-Term Investments
(Cost $18,630,634)		18,630,634

EXCHANGE TRADED FUNDS — 2.6%
31,024	iShares MSCI India ETF	941,889
86,604	Vanguard FTSE All-World ex-US ETF	4,264,381
		5,206,270
Total Exchange Traded Funds
(Cost $5,325,488)		5,206,270

PREFERRED STOCK — 1.1%
Brazil — 0.6%
3,200	AES Tiete SA	27,598
1,100	Banco Bradesco SA, Class Preference	15,728
1,400	Cia Brasileira de Distribuicao, Class Preference	61,376
600	Cia Energetica de Minas Gerais	3,709
5,700	Cia Energetica de Sao Paulo, Class Preference	61,733

Shares/Number of Rights		Value
Brazil — 0.6% (continued)
5,600	Itau Unibanco Holding SA	$78,106
19,900	Itausa - Investimentos Itau SA	75,771
2,000	Metalurgica Gerdau SA, Class A	11,635
46,900	Oi SA, Class Preference†	32,573
96,900	Petroleo Brasileiro SA	720,490
3,600	Suzano Papel e Celulose SA, Class A	14,457
1,900	Vale SA	18,459
		1,121,635
Germany — 0.4%
9,163	Henkel AG & Co. KGAA	912,203

Russia — 0.1%
174,500	Surgutneftegas†	123,895

South Korea — 0.0%
700	Hyundai Motor Co.	78,992
Total Preferred Stock
(Cost $2,424,189)		2,236,725

RIGHTS — 0.0%
Italy — 0.0%
4,300	Fiat	—

Spain — 0.0%
17,952	Banco Bilbao Vizcaya Argentaria SA	1,791

Total Rights (Cost $—)		1,791

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC† (e)	—
(Cost $—)		—
Total Investments — 106.8%
(Cost $219,080,920)‡		215,967,398
Other Assets & Liabilities, Net — (6.8)%		(13,766,284)
NET ASSETS — 100.0%		$202,201,114

†	Non-income producing security.
(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $13,003,233.
(c)	Rate shown is the 7-day effective yield as of September 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2014 was $13,705,796.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,004,312.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2014 was $0 and represents 0.0% of Net Assets.
‡	At September 30, 2014, the tax basis cost of the Portfolio's investments was $219,080,920, and the unrealized appreciation and depreciation were $4,334,702 and $(7,448,224), respectively.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
Ltd. — Limited
PLC — Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2014
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of September 30, 2014 valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2*	Level 3		Total
Common Stock
Australia	$3,405,354	$870,463	$—		$4,275,817
Austria	458,438	—	—		458,438
Belgium	785,290	1,219,841	—		2,005,131
Bermuda	2,930,784	—	—		2,930,784
Brazil	1,530,639	—	—		1,530,639
Canada	18,019,221	—	—		18,019,221
Cayman Islands	441,940	—	—		441,940
China	6,629,311	2,987,913	—		9,617,224
Denmark	4,288,349	4,570,723	—		8,859,072
Finland	634,823	942,761	—		1,577,584
France	2,334,099	4,867,738	—		7,201,837
Germany	4,309,539	5,096,407	—		9,405,946
Guernsey	36,971	—	—		36,971
Hong Kong	3,641,449	3,334,088	—		6,975,537
India	1,667,511	—	—		1,667,511
Indonesia	1,173,650	444,102	—		1,617,752
Ireland	2,482,425	—	—		2,482,425
Israel	58,904	7,350	—		66,254
Italy	2,883,395	—	—		2,883,395
Japan	12,154,937	13,887,379	—		26,042,316
Luxembourg	34,233	581,254	—		615,487
Malaysia	354,190	264,962	—		619,152
Mexico	3,622,386	—	—		3,622,386
Netherlands	10,565,681	—	—		10,565,681
New Zealand	104,685	—	—		104,685
Norway	705,892	2,404,114	—		3,110,006
Panama	484,744	—	—		484,744
Portugal	77,657	364,748	—		442,405
Russia	675,400	297,396	—		972,796
Singapore	209,890	1,060,594	—		1,270,484
South Africa	2,912,737	1,119,865	—		4,032,602
South Korea	2,260,783	820,428	—		3,081,211
Spain	4,669,078	2,414,784	—		7,083,862
Sweden	2,846,487	2,392,875	—		5,239,362
Switzerland	8,317,273	5,826,227	—		14,143,500
Taiwan	4,887,516	—	—		4,887,516
Thailand	638,999	224,178	—		863,177
Turkey	572,528	—	—		572,528
United Kingdom	10,602,069	7,270,963	—		17,873,032
United States	2,211,568	—	—		2,211,568
Total Common Stock	126,620,825	62,271,153	—		189,891,978
Short-Term Investments	18,630,634	—	—		18,630,634
Exchange Traded Funds	5,206,270	—	—		5,206,270
Preferred Stock
Brazil	1,121,635	—	—		1,121,635
Germany	79,045	833,158	—		912,203
Russia	123,895	—	—		123,895
South Korea	78,992	—	—		78,992
Total Preferred Stock	1,403,567	833,158	—		2,236,725
Rights	1,791	—	—		1,791
Private Company	—	—	—	^	—
Total Investments in Securities	$151,863,087	$64,104,311	$—		$215,967,398

*	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of September 30, 2014 and the value has remained $0 throughout the period ended September 30, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2014.

For the period ended September 30, 2014, the transfers out of Level 1 and into Level 2 were $69,815,298 and the transfers out of Level 2 into Level 1 were $(0). The transfers were related to the fair value of certain foreign securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Wilshire Mutual Funds, Inc.

By (Signature and Title)		/s/ Jason Schwarz
Jason Schwarz, President

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Jason Schwarz
Jason Schwarz, President

Date:	November 26, 2014

By (Signature and Title)		/s/ Michael Wauters
Michael Wauters, Treasurer

Date:	November 26, 2014